United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/2012

Date of Reporting Period: Six months ended 04/30/2012

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
April 30, 2012

Share Class	Ticker
A	FEDEX
B	CPABX
C	CPACX
R	CPAKX
Institutional	CPAIX

Federated Capital Appreciation Fund

Fund Established 1977

A Portfolio of Federated Equity Funds

Dear Valued Shareholder,

I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2011 through April 30, 2012. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.

In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.

Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.

Sincerely,

J. Christopher Donahue, President

Not FDIC Insured May Lose Value No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)

At April 30, 2012, the Fund's sector composition1 was as follows:

Sector Composition	Percentage of Total Net Assets
Information Technology	21.5%
Financials	16.6%
Consumer Discretionary	13.9%
Industrials	12.4%
Health Care	11.5%
Energy	10.0%
Consumer Staples	7.4%
Materials	3.6%
Utilities	1.0%
Cash Equivalents[2]	1.2%
Other Assets and Liabilities — Net[3]	0.9%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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1

Portfolio of Investments

April 30, 2012 (unaudited)

Shares			Value
		COMMON STOCKS – 97.9%
		Consumer Discretionary – 13.9%
83,700	[1]	Amazon.com, Inc.	19,410,030
300,411	[1]	Discovery Communications, Inc.	16,348,367
301,500		Foot Locker, Inc.	9,222,885
323,100	[1]	Hyatt Hotels Corp.	13,902,993
314,200		Johnson Controls, Inc.	10,044,974
272,300		Las Vegas Sands Corp.	15,109,927
382,200		Macy's, Inc.	15,677,844
449,700		Mattel, Inc.	15,109,920
84,300		Nike, Inc., Class B	9,430,641
14,900	[1]	Priceline.com, Inc.	11,336,218
		TOTAL	135,593,799
		Consumer Staples – 7.4%
294,300		Altria Group, Inc.	9,479,403
140,300		Church and Dwight, Inc.	7,127,240
330,200		ConAgra Foods, Inc.	8,525,764
151,900		Procter & Gamble Co.	9,666,916
171,844		The Coca-Cola Co.	13,115,134
179,400		Wal-Mart Stores, Inc.	10,568,454
383,500		Walgreen Co.	13,445,510
		TOTAL	71,928,421
		Energy – 10.0%
166,300	[1]	Cameron International Corp.	8,522,875
114,793		Chevron Corp.	12,232,342
329,928		ConocoPhillips	23,632,743
309,800		Exxon Mobil Corp.	26,748,132
332,500		Marathon Oil Corp.	9,755,550
128,900		National-Oilwell, Inc.	9,765,464
137,700		Transocean Ltd.	6,938,703
		TOTAL	97,595,809
		Financials – 16.6%
381,700		Citigroup, Inc.	12,611,368
566,600		Discover Financial Services	19,207,740
85,400		Goldman Sachs Group, Inc.	9,833,810
389,355		J.P. Morgan Chase & Co.	16,734,478
431,800		Marsh & McLennan Cos., Inc.	14,443,710
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Shares			Value
617,670		MetLife, Inc.	22,254,650
172,400		PNC Financial Services Group	11,433,568
99,200		Simon Property Group, Inc.	15,435,520
290,000		State Street Corp.	13,403,800
250,600		SunTrust Banks, Inc.	6,084,568
627,474		Wells Fargo & Co.	20,976,456
		TOTAL	162,419,668
		Health Care – 11.5%
158,600		Abbott Laboratories	9,842,716
192,400		Aetna, Inc.	8,473,296
577,500		Bristol-Myers Squibb Co.	19,271,175
306,100	[1]	Centene Corp.	12,118,499
72,700	[1]	Express Scripts Holding Co.	4,055,933
151,300		Humana, Inc.	12,206,884
668,700	[1]	Idenix Pharmaceuticals, Inc.	5,864,499
229,400		Merck & Co., Inc.	9,001,656
111,400	[1]	Mylan Laboratories, Inc.	2,418,494
375,000		Pfizer, Inc.	8,598,750
266,200		St. Jude Medical, Inc.	10,307,264
183,300		UnitedHealth Group, Inc.	10,292,295
		TOTAL	112,451,461
		Industrials – 12.4%
251,100		Danaher Corp.	13,614,642
1,392,619		General Electric Co.	27,267,480
203,807		Honeywell International, Inc.	12,362,933
143,900		Parker-Hannifin Corp.	12,618,591
142,400		Stanley Black & Decker, Inc.	10,417,984
152,920		Union Pacific Corp.	17,194,325
140,100		United Parcel Service, Inc.	10,947,414
202,610		United Technologies Corp.	16,541,080
		TOTAL	120,964,449
		Information Technology – 21.5%
67,700		Apple, Inc.	39,553,048
214,400	[1]	Broadcom Corp.	7,847,040
250,100		Cisco Systems, Inc.	5,039,515
371,660	[1]	EMC Corp.	10,484,528
327,500	[1]	eBay, Inc.	13,443,875
157,300		KLA-Tencor Corp.	8,203,195
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Shares			Value
946,531		Microsoft Corp.	30,307,923
435,500	[1]	NVIDIA Corp.	5,661,500
718,700	[1]	ON Semiconductor Corp.	5,936,462
390,100		Oracle Corp.	11,465,039
147,300		Qualcomm, Inc.	9,403,632
138,500		SAP AG, ADR	9,181,165
265,400	[1]	Sandisk Corp.	9,822,454
740,983	[1]	Symantec Corp.	12,241,039
307,300	[1]	Teradyne, Inc.	5,288,633
137,800	[1]	VMware, Inc., Class A	15,395,016
262,100	[1]	Western Digital Corp.	10,172,101
		TOTAL	209,446,165
		Materials – 3.6%
74,648		Cliffs Natural Resources, Inc.	4,647,584
148,600		Du Pont (E.I.) de Nemours & Co.	7,944,156
173,300		Eastman Chemical Co.	9,353,001
188,900		Newmont Mining Corp.	9,001,085
417,800	[1]	Stillwater Mining Co.	4,482,994
		TOTAL	35,428,820
		Utilities – 1.0%
425,500		CMS Energy Corp.	9,782,245
		TOTAL COMMON STOCKS (IDENTIFIED COST $831,814,094)	955,610,837
		MUTUAL FUND – 1.2%
11,335,417	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.20% (AT NET ASSET VALUE)	11,335,417
		TOTAL INVESTMENTS — 99.1% (IDENTIFIED COST $843,149,511)[4]	966,946,254
		OTHER ASSETS AND LIABILITIES - NET — 0.9%[5]	8,503,129
		TOTAL NET ASSETS — 100%	$975,449,383
1	Non-income producing security.
2	Affiliated holding.
3	7-Day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2012.

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4

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2012, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

The following acronym is used throughout this portfolio:

ADR	— American Depositary Receipt

See Notes which are an integral part of the Financial Statements

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5

Financial Highlights – Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2012	Year Ended October 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$17.89	$18.13	$16.13	$16.03	$28.14	$27.91
Income From Investment Operations:
Net investment income	0.07[1]	0.11[1]	0.10[1]	0.17[1]	0.18[1]	0.15[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.87	(0.24)	2.02	0.09	(6.60)	4.62
TOTAL FROM INVESTMENT OPERATIONS	1.94	(0.13)	2.12	0.26	(6.42)	4.77
Less Distributions:
Distributions from net investment income	(0.11)	(0.11)	(0.12)	(0.16)	(0.15)	(0.18)
Distributions from net realized gain on investments and foreign currency transactions	—	—	—	—	(5.54)	(4.36)
TOTAL DISTRIBUTIONS	(0.11)	(0.11)	(0.12)	(0.16)	(5.69)	(4.54)
Net Asset Value, End of Period	$19.72	$17.89	$18.13	$16.13	$16.03	$28.14
Total Return[2]	10.93%	(0.76)%	13.20%	1.71%	(27.70)%	19.78%
Ratios to Average Net Assets:
Net expenses	1.24%[3]	1.24%[4]	1.24%[4]	1.23%[4]	1.25%[4]	1.23%[4]
Net investment income	0.77%[3]	0.58%	0.58%	1.11%	0.88%	0.59%
Expense waiver/reimbursement[5]	0.09%[3]	0.07%	0.04%	0.08%	0.01%	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$747,357	$784,928	$865,886	$943,922	$939,280	$1,433,917
Portfolio turnover	57%	175%	245%	254%	252%	165%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.24%, 1.23%, 1.22%, 1.24% and 1.22% for the years ended October 31, 2011, 2010, 2009, 2008 and 2007, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
6

Financial Highlights – Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2012	Year Ended October 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$16.93	$17.20	$15.32	$15.24	$27.07	$27.03
Income From Investment Operations:
Net investment income (loss)	(0.01)[1]	(0.05)[1]	(0.04)[1]	0.04[1]	0.02[1]	(0.05)[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.77	(0.22)	1.92	0.08	(6.31)	4.45
TOTAL FROM INVESTMENT OPERATIONS	1.76	(0.27)	1.88	0.12	(6.29)	4.40
Less Distributions:
Distributions from net investment income	—	—	—	(0.04)	—	—
Distributions from net realized gain on investments and foreign currency transactions	—	—	—	—	(5.54)	(4.36)
TOTAL DISTRIBUTIONS	—	—	—	(0.04)	(5.54)	(4.36)
Net Asset Value, End of Period	$18.69	$16.93	$17.20	$15.32	$15.24	$27.07
Total Return[2]	10.40%	(1.57)%	12.27%	0.83%	(28.29)%	18.82%
Ratios to Average Net Assets:
Net expenses	2.10%[3]	2.10%[4]	2.10%[4]	2.10%[4]	2.05%[4]	2.03%[4]
Net investment income (loss)	(0.07)%[3]	(0.28)%	(0.27)%	0.31%	0.10%	(0.22)%
Expense waiver/reimbursement[5]	0.11%[3]	0.04%	0.01%	0.02%	0.01%	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$52,401	$64,708	$116,426	$163,827	$221,131	$423,377
Portfolio turnover	57%	175%	245%	254%	252%	165%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.10%, 2.09%, 2.09%, 2.04% and 2.02% for the years ended October 31, 2011, 2010, 2009, 2008 and 2007, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2012	Year Ended October 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$16.90	$17.17	$15.29	$15.23	$27.05	$27.00
Income From Investment Operations:
Net investment income (loss)	(0.01)[1]	(0.04)[1]	(0.04)[1]	0.04[1]	0.02[1]	(0.05)[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.78	(0.23)	1.92	0.09	(6.30)	4.46
TOTAL FROM INVESTMENT OPERATIONS	1.77	(0.27)	1.88	0.13	(6.28)	4.41
Less Distributions:
Distributions from net investment income	—	—	—	(0.07)	—	—
Distributions from net realized gain on investments and foreign currency transactions	—	—	—	—	(5.54)	(4.36)
TOTAL DISTRIBUTIONS	—	—	—	(0.07)	(5.54)	(4.36)
Net Asset Value, End of Period	$18.67	$16.90	$17.17	$15.29	$15.23	$27.05
Total Return[2]	10.47%	(1.57)%	12.30%	0.89%	(28.27)%	18.89%
Ratios to Average Net Assets:
Net expenses	2.06%[3]	2.06%[4]	2.06%[4]	2.06%[4]	2.03%[4]	2.01%[4]
Net investment income (loss)	(0.06)%[3]	(0.24)%	(0.23)%	0.30%	0.11%	(0.20)%
Expense waiver/reimbursement[5]	0.06%[3]	0.02%	0.01%	0.02%	0.01%	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$63,987	$64,550	$77,045	$83,060	$88,572	$144,473
Portfolio turnover	57%	175%	245%	254%	252%	165%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.06%, 2.05%, 2.05%, 2.02% and 2.00% for the years ended October 31, 2011, 2010, 2009, 2008 and 2007, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
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Financial Highlights – Class R Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2012	Year Ended October 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$17.72	$17.93	$15.94	$15.90	$27.98	$27.80
Income From Investment Operations:
Net investment income	0.05[1]	0.07[1]	0.02[1]	0.11[1]	0.07[1]	0.03[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.85	(0.24)	2.00	0.08	(6.55)	4.61
TOTAL FROM INVESTMENT OPERATIONS	1.90	(0.17)	2.02	0.19	(6.48)	4.64
Less Distributions:
Distributions from net investment income	(0.08)	(0.04)	(0.03)	(0.15)	(0.06)	(0.10)
Distributions from net realized gain on investments and foreign currency transactions	—	—	—	—	(5.54)	(4.36)
TOTAL DISTRIBUTIONS	(0.08)	(0.04)	(0.03)	(0.15)	(5.60)	(4.46)
Net Asset Value, End of Period	$19.54	$17.72	$17.93	$15.94	$15.90	$27.98
Total Return[2]	10.79%	(0.97)%	12.70%	1.30%	(28.05)%	19.26%
Ratios to Average Net Assets:
Net expenses	1.46%[3]	1.47%[4]	1.69%[4]	1.71%[4]	1.70%[4]	1.68%[4]
Net investment income	0.57%[3]	0.36%	0.14%	0.78%	0.33%	0.11%
Expense waiver/reimbursement[5]	0.27%[3]	0.24%	0.01%	0.02%	0.01%	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$24,886	$28,461	$22,290	$21,994	$39,155	$19,768
Portfolio turnover	57%	175%	245%	254%	252%	165%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.47%, 1.68%, 1.70%, 1.69% and 1.67% for the years ended October 31, 2011, 2010, 2009, 2008 and 2007, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
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Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2012	Year Ended October 31,			Period Ended 10/31/2008[1]
		2011	2010	2009
Net Asset Value, Beginning of Period	$17.91	$18.15	$16.14	$16.06	$21.34
Income From Investment Operations:
Net investment income	0.10[2]	0.16[2]	0.15[2]	0.18[2]	0.15[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.85	(0.24)	2.03	0.11	(5.43)
TOTAL FROM INVESTMENT OPERATIONS	1.95	(0.08)	2.18	0.29	(5.28)
Less Distributions:
Distributions from net investment income	(0.16)	(0.16)	(0.17)	(0.21)	—
Net Asset Value, End of Period	$19.70	$17.91	$18.15	$16.14	$16.06
Total Return[3]	11.03%	(0.47)%	13.55%	1.97%	(24.74)%
Ratios to Average Net Assets:
Net expenses	0.98%[4]	0.98%[5]	0.95%[5]	0.96%[5]	0.96%[4,5]
Net investment income	1.07%[4]	0.85%	0.89%	1.22%	0.93%[4]
Expense waiver/reimbursement[6]	0.08%[4]	0.02%	0.01%	0.03%	0.02%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$86,818	$118,716	$168,884	$211,470	$75,775
Portfolio turnover	57%	175%	245%	254%	252%[7]
1	Reflects operations for the period from December 31, 2007 (date of initial investment) to October 31, 2008.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.98%, 0.94%, 0.95% and 0.94% for the years ended October 31, 2011, 2010 and 2009 and for the period ended October 31, 2008, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended October 31, 2008.

See Notes which are an integral part of the Financial Statements

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10

Statement of Assets and Liabilities

April 30, 2012 (unaudited)

Assets:
Total investment in securities, at value including $11,335,417 of investment in an affiliated holding (Note 5) (identified cost $843,149,511)		$966,946,254
Income receivable		580,234
Receivable for investments sold		11,366,929
Receivable for shares sold		417,619
TOTAL ASSETS		979,311,036
Liabilities:
Payable for investments purchased	$993,596
Payable for shares redeemed	1,904,294
Payable for transfer and dividend disbursing agent fees and expenses	416,167
Payable for Directors'/Trustees' fees	2,688
Payable for distribution services fee (Note 5)	78,012
Payable for shareholder services fee (Note 5)	399,496
Accrued expenses	67,400
TOTAL LIABILITIES		3,861,653
Net assets for 49,806,118 shares outstanding		$975,449,383
Net Assets Consist of:
Paid-in capital		$920,988,418
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		123,794,632
Accumulated net realized loss on investments and foreign currency transactions		(72,799,081)
Undistributed net investment income		3,465,414
TOTAL NET ASSETS		$975,449,383
Semi-Annual Shareholder Report
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Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($747,356,856 ÷ 37,895,156 shares outstanding), no par value, unlimited shares authorized	$19.72
Offering price per share (100/94.50 of $19.72)	$20.87
Redemption proceeds per share	$19.72
Class B Shares:
Net asset value per share ($52,401,477 ÷ 2,803,539 shares outstanding), no par value, unlimited shares authorized	$18.69
Offering price per share	$18.69
Redemption proceeds per share (94.50/100 of $18.69)	$17.66
Class C Shares:
Net asset value per share ($63,987,406 ÷ 3,427,531 shares outstanding), no par value, unlimited shares authorized	$18.67
Offering price per share	$18.67
Redemption proceeds per share (99.00/100 of $18.67)	$18.48
Class R Shares:
Net asset value per share ($24,886,104 ÷ 1,273,776 shares outstanding), no par value, unlimited shares authorized	$19.54
Offering price per share	$19.54
Redemption proceeds per share	$19.54
Institutional Shares:
Net asset value per share ($86,817,540 ÷ 4,406,116 shares outstanding), no par value, unlimited shares authorized	$19.70
Offering price per share	$19.70
Redemption proceeds per share	$19.70

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
12

Statement of Operations

Six Months Ended April 30, 2012 (unaudited)

Investment Income:
Dividends (including $5,031 received from an affiliated holding (Note 5))			$10,130,799
Expenses:
Investment adviser fee (Note 5)		$3,764,732
Administrative fee (Note 5)		391,367
Custodian fees		26,435
Transfer and dividend disbursing agent fees and expenses (Note 2)		1,091,620
Directors'/Trustees' fees		3,476
Auditing fees		13,743
Legal fees		4,138
Portfolio accounting fees		87,103
Distribution services fee (Note 5)		526,405
Shareholder services fee (Note 5)		1,091,066
Account administration fee (Note 2)		6,748
Share registration costs		39,625
Printing and postage		60,128
Insurance premiums		3,024
Miscellaneous		4,794
TOTAL EXPENSES		7,114,404
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(71,291)
Waiver of administrative fee (Note 5)	(9,372)
Waiver of distribution services fee (Note 5)	(35,038)
Reimbursement of transfer and dividend disbursing agent fees and expenses (Note 2) and (Note 5)	(335,387)
TOTAL WAIVERS AND REIMBURSEMENTS		(451,088)
Net expenses			6,663,316
Net investment income			3,467,483
Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			48,782,737
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			52,112,685
Net realized and unrealized gain on investments and foreign currency transactions			100,895,422
Change in net assets resulting from operations			$104,362,905

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2012	Year Ended 10/31/2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,467,483	$5,917,944
Net realized gain on investments and foreign currency transactions	48,782,737	98,051,399
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	52,112,685	(110,625,929)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	104,362,905	(6,656,586)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(4,497,075)	(5,067,934)
Class R Shares	(128,597)	(46,090)
Institutional Shares	(942,623)	(1,517,759)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,568,295)	(6,631,783)
Share Transactions:
Proceeds from sale of shares	47,855,165	170,731,406
Proceeds from shares issued in connection with the tax-free transfer of assets from EquiTrust Series Fund, Inc., Blue Chip Portfolio	—	45,934,321
Proceeds from shares issued in connection with the tax-free transfer of assets from EquiTrust Series Fund, Inc., Value Growth Portfolio	—	62,700,801
Net asset value of shares issued to shareholders in payment of distributions declared	4,785,590	4,919,430
Cost of shares redeemed	(237,349,378)	(460,166,012)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(184,708,623)	(175,880,054)
Change in net assets	(85,914,013)	(189,168,423)
Net Assets:
Beginning of period	1,061,363,396	1,250,531,819
End of period (including undistributed net investment income of $3,465,414 and $5,566,226, respectively)	$975,449,383	$1,061,363,396

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

April 30, 2012 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 13 portfolios. The financial statements included herein are only those of Federated Capital Appreciation Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide capital appreciation.

On July 15, 2011, the Fund acquired all of the net assets of EquiTrust Series Fund, Inc., Blue Chip Portfolio and EquiTrust Series Fund, Inc., Value Growth Portfolio (the “Acquired Funds”), open-end investment companies, in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Funds' shareholders on July 15, 2011. The purpose of the transaction was to combine three portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Funds was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on November 1, 2010, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended October 31, 2011, were as follows:

Net investment income*	$6,688,461
Net realized and unrealized loss on investments	$(820,269)
Net increase in net assets resulting from operations	$5,868,192
*	Net investment income includes $13,847 of pro forma additional expenses.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Funds that has been included in the Fund's Statement of Operations as of October 31, 2011.

For every one share of EquiTrust Series Fund, Inc., Blue Chip Portfolio Class A Shares exchanged, a shareholder received 2.145 shares of Federated Capital Appreciation Fund Class A Shares.

For every one share of EquiTrust Series Fund, Inc., Blue Chip Portfolio Class B Shares exchanged, a shareholder received 2.143 shares of Federated Capital Appreciation Fund Class A Shares.

For every one share of EquiTrust Series Fund, Inc., Blue Chip Portfolio Class I Shares exchanged, a shareholder received 2.160 shares of Federated Capital Appreciation Fund Institutional Shares.

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For every one share of EquiTrust Series Fund, Inc., Value Growth Portfolio Class A Shares or Class B Shares exchanged, a shareholder received 0.801 shares of Federated Capital Appreciation Fund Class A Shares.

For every one share of EquiTrust Series Fund, Inc., Value Growth Portfolio Class I Shares exchanged, a shareholder received 0.810 shares of Federated Capital Appreciation Fund Institutional Shares.

On July 15, 2011, the Fund received assets from EquiTrust Series Fund, Inc., Blue Chip Portfolio as a result of a tax-free reorganization, as follows:

Shares of the Fund Issued	EquiTrust Series Fund, Inc., Blue Chip Portfolio Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination[2]
2,398,660	$45,934,321	$16,560,900	$1,140,815,602	$1,249,450,724
1	Unrealized Appreciation is included in the EquiTrust Series Fund, Inc., Blue Chip Portfolio. Net Assets Received amount shown above.
2	Net Assets of the Fund Immediately After Combination includes the net assets received from EquiTrust Series Fund, Inc., Value Growth Portfolio, which also reorganized into the Fund on July 15, 2011.

On July 15, 2011, the Fund received assets from EquiTrust Series Fund, Inc., Value Growth Portfolio as a result of a tax-free reorganization, as follows:

Shares of the Fund Issued	EquiTrust Series Fund, Inc., Value Growth Portfolio Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination[2]
3,274,169	$62,700,801	$2,500,605	$1,140,815,602	$1,249,450,724
1	Unrealized Appreciation is included in the EquiTrust Series Fund, Inc., Value GrowthPortfolio. Net Assets Received amount shown above.
2	Net Assets of the Fund Immediately After Combination includes the net assets received from EquiTrust Series Fund, Inc., Blue Chip Portfolio, which also reorganized into the Fund on July 15, 2011.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
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  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
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  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level Semi-Annual Shareholder Report

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expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. For the six months ended April 30, 2012, transfer and dividend disbursing agent fees and account administration fees for the Fund were as follows:

	Transfer and Dividend Disbursing Agent Fees Incurred	Transfer and Dividend Disbursing Agent Fees Reimbursed	Account Administration Fees Incurred
Class A Shares	$773,805	$(265,433)	$4,538
Class B Shares	97,045	(26,034)	—
Class C Shares	79,333	(14,071)	2,210
Class R Shares	49,700	—	—
Institutional Shares	91,737	(29,849)	—
TOTAL	$1,091,620	$(335,387)	$6,748

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2012, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

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Foreign Exchange Contracts

The Fund enters into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At April 30, 2012, the Fund had no outstanding foreign exchange contracts.

The average value at settlement date payable of foreign exchange contracts purchased by the Fund throughout the period was $201. This is based on the contracts held as of each month-end throughout the six month period.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Additional Disclosure Related to Derivative Instruments

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2012

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$10,965

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2012		Year Ended 10/31/2011
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,656,270	$31,183,146	6,348,935	$118,719,508
Proceeds from shares issued in connection with the tax-free transfer of assets from EquiTrust Series Fund, Inc., Blue Chip Portfolio	—	—	1,717,167	32,883,740
Proceeds from shares issued in connection with the tax-free transfer of assets from EquiTrust Series Fund, Inc., Value Growth Portfolio	—	—	2,627,334	50,314,097
Shares issued to shareholders in payment of distributions declared	238,449	4,122,773	236,902	4,503,506
Shares redeemed	(7,864,582)	(146,789,369)	(14,816,248)	(276,732,168)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(5,969,863)	$(111,483,450)	(3,885,910)	$(70,311,317)
	Six Months Ended 4/30/2012		Year Ended 10/31/2011
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	57,959	$1,036,295	239,736	$4,307,221
Shares redeemed	(1,077,511)	(19,208,189)	(3,184,584)	(56,582,380)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(1,019,552)	$(18,171,894)	(2,944,848)	$(52,275,159)
	Six Months Ended 4/30/2012		Year Ended 10/31/2011
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	206,238	$3,672,597	643,711	$11,449,334
Shares redeemed	(598,016)	(10,623,776)	(1,311,476)	(23,150,602)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(391,778)	$(6,951,179)	(667,765)	$(11,701,268)
	Six Months Ended 4/30/2012		Year Ended 10/31/2011
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	271,180	$5,142,692	911,364	$17,186,429
Shares issued to shareholders in payment of distributions declared	7,100	121,703	2,219	41,834
Shares redeemed	(610,917)	(11,702,903)	(550,444)	(10,056,912)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(332,637)	$(6,438,508)	363,139	$7,171,351
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	Six Months Ended 4/30/2012		Year Ended 10/31/2011
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	364,387	$6,820,435	1,008,664	$19,068,914
Proceeds from shares issued in connection with the tax-free transfer of assets from EquiTrust Series Fund, Inc., Blue Chip Portfolio	—	—	681,493	13,050,581
Proceeds from shares issued in connection with the tax-free transfer of assets from EquiTrust Series Fund, Inc., Value Growth Portfolio	—	—	646,835	12,386,704
Shares issued to shareholders in payment of distributions declared	31,369	541,114	19,710	374,090
Shares redeemed	(2,618,315)	(49,025,141)	(5,030,797)	(93,643,950)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(2,222,559)	$(41,663,592)	(2,674,095)	$(48,763,661)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(9,936,389)	$(184,708,623)	(9,809,479)	$(175,880,054)

4. FEDERAL TAX INFORMATION

At April 30, 2012, the cost of investments for federal tax purposes was $843,149,511. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $123,796,743. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $142,131,299 and net unrealized depreciation from investments for those securities having an excess of cost over value of $18,334,556.

At October 31, 2011, the Fund had a capital loss carryforward of $112,353,792 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.

The following schedule summarizes the Fund's capital loss carryforwards and expiration years:

Expiration Year	Short-Term	Long-Term	Total
2012	$442,199	N/A	$442,199
2017	$111,911,593	N/A	$111,911,593

As a result of the tax-free transfer of assets from fund mergers, the use of certain capital loss carryforwards listed above may be limited.

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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2012, the Adviser voluntarily waived $68,566 of its fee. In addition, for the six months ended April 30, 2012, an affiliate of the adviser reimbursed $335,387 of transfer and dividend disbursing agent fees and expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2012, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $9,372 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%

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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2012, distribution services fees for the Fund were as follows:

	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class B Shares	$216,507	—
Class C Shares	239,821	—
Class R Shares	70,077	(35,038)
TOTAL	$526,405	$(35,038)

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2012, FSC retained $61,784 of fees paid by the Fund. For the six months ended April 30, 2012, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2012, FSC retained $16,385 in sales charges from the sale of Class A Shares. FSC also retained $12,340 of CDSC relating to redemptions of Class B Shares and $462 relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended April 30, 2012, Service Fees for the Fund were as follows:

Service Fees Incurred
Class A Shares	$941,167
Class B Shares	72,169
Class C Shares	77,730
TOTAL	$1,091,066

For the six months ended April 30, 2012, FSSC did not receive any fees paid by the Fund.

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Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.24%, 2.10%, 2.06%, 1.46% and 0.98% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the six months ended April 30, 2012, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $0 and $386,022, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended April 30, 2012, the Adviser reimbursed $2,725. Transactions involving the affiliated holding during the six months ended April 30, 2012, were as follows:

Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 10/31/2011	34,771,413
Purchases/Additions	137,140,682
Sales/Reductions	160,576,678
Balance of Shares Held 4/30/2012	11,335,417
Value	$11,335,417
Dividend Income	$5,031

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6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2012, were as follows:

Purchases	$577,126,538
Sales	$764,807,684

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2012, there were no outstanding loans. During the six months ended April 30, 2012, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2012, there were no outstanding loans. During the six months ended April 30, 2012, the program was not utilized.

9. recent accounting pronouncements

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-03 is not expected to have a material impact on the Fund's financial statements and the accompanying notes, net assets or results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-04 is not expected to have a material impact on the Fund's financial statements and the accompanying notes.

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2011 to April 30, 2012.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2011	Ending Account Value 4/30/2012	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,109.30	$6.50
Class B Shares	$1,000	$1,104.00	$10.99
Class C Shares	$1,000	$1,104.70	$10.78
Class R Shares	$1,000	$1,107.90	$7.65
Institutional Shares	$1,000	$1,110.30	$5.14
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.70	$6.22
Class B Shares	$1,000	$1,014.42	$10.52
Class C Shares	$1,000	$1,014.62	$10.32
Class R Shares	$1,000	$1,017.60	$7.32
Institutional Shares	$1,000	$1,019.99	$4.92
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.24%
Class B Shares	2.10%
Class C Shares	2.06%
Class R Shares	1.46%
Institutional Shares	0.98%

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Evaluation and Approval of Advisory Contract – May 2011

Federated Capital appreciation fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report

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mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the periods covered by the Evaluation, the Fund's performance for the three and five-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees Semi-Annual Shareholder Report

31

and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are Semi-Annual Shareholder Report

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reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Federated Capital Appreciation Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

CUSIP 314172701
CUSIP 314172800
CUSIP 314172883
CUSIP 314172594
CUSIP 314172396

G01649-05 (6/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Semi-Annual Shareholder Report
April 30, 2012

Share Class	Ticker
A	KAUAX
B	KAUBX
C	KAUCX

Federated Kaufmann Fund

Successor to the Kaufmann Fund, Inc., with performance history since February 21, 1986

A Portfolio of Federated Equity Funds

Not FDIC Insured May Lose Value No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)

At April 30, 2012, the Fund's sector composition1 was as follows:

Sector Composition	Percentage of Total Net Assets
Health Care	22.1%
Information Technology	19.5%
Industrials	18.9%
Financials	14.2%
Consumer Discretionary	13.5%
Materials	4.5%
Telecommunication Services	0.9%
Utilities	0.7%
Consumer Staples	0.6%
Securities Lending Collateral[2]	6.7%
Cash Equivalents[3]	5.6%
Other Assets and Liabilities — Net[4]	(7.2)%
TOTAL	100.0%
1	Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification System (GICS), except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash collateral received from lending portfolio securities, which is invested in short-term investments such as repurchase agreements or money market mutual funds.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments

April 30, 2012 (unaudited)

Shares or Principal Amount			Value
		COMMON STOCKS – 94.0%
		Consumer Discretionary – 13.5%
833,000	[1,2]	Allison Transmission Holdings, Inc.	17,409,700
1,647,308		Arezzo Industria e Comercio SA	25,926,207
956,000		Cia Hering	23,722,582
709,913		D. R. Horton, Inc.	11,607,078
15,000,000	[1]	Genting Singapore PLC	20,895,818
1,800,000		Johnson Controls, Inc.	57,546,000
6,240,000	[1]	L'Occitane International SA	16,601,292
813,896		Las Vegas Sands Corp.	45,163,089
1,385,000	[1,2]	Melco PBL Entertainment (Macau) Ltd., ADR	21,495,200
1,379,821	[1]	Michael Kors Holdings Ltd.	63,016,425
28,650,000		NagaCorp Limited	13,268,794
1,000,000		National CineMedia, Inc.	14,290,000
862,045	[1]	Penn National Gaming, Inc.	38,774,784
17,900,000	[1]	Prada Holding SpA	120,970,296
190,350		Ralph Lauren Corp.	32,791,594
1,690,000		Restoque Comercio e Confeccoes de Roupas SA	32,618,157
57,683,600	[1]	Samsonite International SA	111,378,808
1,011,321	[1,2]	Shutterfly, Inc.	31,472,310
630,300		Starbucks Corp.	36,166,614
393,100	[1,2]	Tesla Motors, Inc.	13,023,403
1,920,412	[1]	Yoox SpA	27,437,556
140,000		Yum! Brands, Inc.	10,182,200
		TOTAL	785,757,907
		Consumer Staples – 0.6%
2,055,000		Almacenes Exito SA	33,348,654
		Financials – 14.2%
884,300	[1]	Banco BTG Pactual SA	14,191,295
270,000	[2]	BlackRock, Inc.	51,726,600
21,415,355	[3]	CETIP SA - Mercados Organizado	329,968,248
1	[1,4,6]	FA Private Equity Fund IV LP	748,484
5,724,400		Fibra Uno Administracion SA	11,425,992
8,260,000		Housing Development Finance Corp. Ltd.	105,263,301
1	[1,4,6]	Infrastructure Fund	0
2,340,000		JPMorgan Chase & Co.	100,573,200
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Shares or Principal Amount			Value
2,600,590		LPS Brasil Cons De Imoveis	44,885,980
1,004,000		Multiplan Empreendimentos Imobiliarios SA	23,702,227
1	[4,6]	Peachtree Leadscope LLC, Class A and B	0
1	[1,4,6]	Peachtree Leadscope LLC, Class C	3,250,000
2,812,500		Wells Fargo & Co.	94,021,875
1,445,400		Willis Group Holdings PLC	52,699,284
		TOTAL	832,456,486
		Health Care – 21.2%
3,625,756	[1]	Alkermes, Inc.	62,725,579
445,500		Allergan, Inc.	42,768,000
900,000	[1,2]	Amarin Corporation PLC, ADR	10,989,000
1	[4,6]	Apollo Investment Fund V	3,526,461
470,000	[1]	Biogen Idec, Inc.	62,984,700
185,980	[1]	Chindex International, Inc.	1,817,025
625,000	[1,3,4]	Conceptus, Inc.	11,731,250
386,174	[1,3,4,5]	Conceptus, Inc.	7,248,486
714,286	[1,3,4]	Conceptus, Inc.	13,407,148
2,278,165	[1,3]	Corcept Therapeutics, Inc.	8,520,337
2,380,254	[1,3]	Corcept Therapeutics, Inc.	8,902,150
500,000	[1,4,6]	Cortek, Inc.	0
2,870,000	[1,2]	Cubist Pharmaceuticals, Inc.	121,343,600
1	[4,6]	Denovo Ventures I LP	1,186,044
3,608,951	[1,3]	Dexcom, Inc.	35,331,630
126,065	[1,3]	Dexcom, Inc.	1,234,176
15,200,000	[1,3]	Dyax Corp.	24,776,000
3,920,000	[1,2,3]	ExamWorks Group, Inc.	45,628,800
2,503,000	[1]	Express Scripts Holding Co.	139,642,370
1,382,200	[1]	Gilead Sciences, Inc.	71,888,222
1,600,000	[1,2]	Insulet Corp.	28,576,000
1	[4,6]	Latin Healthcare Fund	314,767
2,350,000	[1,2]	Nektar Therapeutics	17,907,000
1	[4,6]	Peachtree Velquest	337,700
5,246,193	[1,3]	Progenics Pharmaceuticals, Inc.	57,655,661
6,000,000	[1,2,3]	Protalix Biotherapeutics, Inc.	41,700,000
192,000	[1]	Regeneron Pharmaceuticals, Inc.	25,969,920
2,700,000	[1,3]	Repligen Corp.	11,907,000
1,937,926	[1]	Salix Pharmaceuticals Ltd.	95,733,545
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3

Shares or Principal Amount			Value
2,767,500	[1,2]	Seattle Genetics, Inc.	54,713,475
274	[1,3,6]	Soteira, Inc.	0
1,358,728	[1,2]	Threshold Pharmaceuticals, Inc., Class THL	9,891,540
375,000		UnitedHealth Group, Inc.	21,056,250
537,200	[1]	Varian Medical Systems, Inc.	34,069,224
3,604,218	[1,2]	Vical, Inc.	11,245,160
2,225,000	[1,2]	Vivus, Inc.	53,889,500
2,210,000	[1,2]	Warner Chilcott PLC	48,067,500
641,100	[1]	Watson Pharmaceuticals, Inc.	48,313,296
		TOTAL	1,236,998,516
		Industrials – 18.9%
1,165,723		CLARCOR, Inc.	55,978,018
560,000		Caterpillar, Inc.	57,551,200
330,000		Chicago Bridge & Iron Co., N.V.	14,658,600
665,000	[1]	CoStar Group, Inc.	48,471,850
472,500		Cummins, Inc.	54,729,675
1,350,000		Danaher Corp.	73,197,000
2,320,000		Expeditors International Washington, Inc.	92,800,000
700,000	[2]	FedEx Corp.	61,768,000
250,000	[1]	IHS, Inc., Class A	25,267,500
1,025,000		Kansas City Southern Industries, Inc.	78,945,500
161,500		Kuehne & Nagel International AG	19,633,733
1,500,000	[1,2]	MRC Global, Inc.	29,400,000
455,000		MSC Industrial Direct Co.	33,538,050
2,100,000	[1]	Owens Corning, Inc.	72,135,000
444,500		Precision Castparts Corp.	78,396,465
500,000	[1]	RPX Corp.	8,640,000
384,467		Ryder System, Inc.	18,731,232
1,050,000	[1,2]	Spirit Airlines, Inc.	25,221,000
535,000	[1]	Teledyne Technologies, Inc.	34,571,700
1,000,000	[1]	Terex Corp.	22,640,000
1,080,000		Textron, Inc.	28,771,200
400,000		Trinity Industries, Inc.	11,840,000
210,000		United Parcel Service, Inc.	16,409,400
775,000		United Technologies Corp.	63,271,000
1,584,000	[1]	Verisk Analytics, Inc.	77,536,800
		TOTAL	1,104,102,923
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Shares or Principal Amount			Value
		Information Technology – 19.5%
6,300,000		Amadeus IT Holding SA	128,779,835
230,000		Apple, Inc.	134,375,200
146,302	[1,2]	Atmel Corp.	1,297,699
1,417,500		Avago Technologies Ltd.	48,875,400
587,028	[1]	Check Point Software Technologies Ltd.	34,123,938
450,000	[1]	Citrix Systems, Inc.	38,524,500
2,800,000	[1]	Comverse Technology, Inc.	18,060,000
1,050,000	[1]	eBay, Inc.	43,102,500
1,059,322	[4,6]	Expand Networks Ltd.	0
88,200	[1]	Google, Inc.	53,381,286
460,000	[1]	IPG Photonics Corp.	22,264,000
110,700	[1]	LinkedIn Corp.	12,005,415
230,088	[1]	LivePerson, Inc.	3,653,797
694,732	[1,4,5]	Mail.RU Group Ltd., Series 144A, GDR	30,047,159
139,293		Mercadolibre, Inc.	13,475,205
3,400,000	[1]	Microsemi Corp.	73,168,000
1,762,040	[1]	Moneygram International, Inc.	29,672,753
1,800,000	[1]	NCR Corp.	42,300,000
2,100,000	[1]	NIC, Inc.	23,499,000
2,500,000	[1]	NXP Semiconductors NV	64,625,000
1	[4,6]	Peachtree Open Networks	0
2,235,600		Qualcomm, Inc.	142,720,704
550,000	[1]	RADWARE Ltd.	21,164,000
600,000	[1]	RDA Microelectronics, Inc., ADR	7,722,000
1,275,000	[1]	Riverbed Technology, Inc.	25,155,750
1,740,781	[1,2]	STR Holdings, Inc.	6,649,783
3,751,199	[3,4,6]	Sensable Technologies, Inc.	0
2,849,227	[1,3]	TNS, Inc.	58,124,231
250,000	[1]	VMware, Inc., Class A	27,930,000
645,376	[1]	Vantiv, Inc.	14,533,867
2,619,420	[1,2]	Zynga, Inc.	21,845,963
		TOTAL	1,141,076,985
		Materials – 4.5%
462,000		Allegheny Technologies, Inc.	19,838,280
638,000	[2]	BASF SE	52,561,084
360,000		Celanese Corp.	17,445,600
1,200,000		Eastman Chemical Co.	64,764,000
Semi-Annual Shareholder Report
5

Shares or Principal Amount			Value
42,101,000	[1]	Mongolian Mining Corp.	33,728,541
450,000		Reliance Steel & Aluminum Co.	25,150,500
886,700	[2]	Sociedad Quimica Y Minera de Chile, ADR	51,685,743
		TOTAL	265,173,748
		Telecommunication Services – 0.9%
2,364,755	[1]	TW Telecom, Inc.	51,504,364
		Utilities – 0.7%
500,000		ITC Holdings Corp.	38,730,000
		TOTAL COMMON STOCKS (IDENTIFIED COST $3,956,970,378)	5,489,149,583
		WARRANTS – 0.4%
		Health Care – 0.4%
382,897	[1]	Alexza Pharmaceuticals, Inc., 10/05/2016	218,557
157,125	[1]	Clinical Data, Inc., 5/24/2012	0
797,358	[1,3]	Corcept Therapeutics, Inc., 3/29/2015	1,207,838
242,091	[1]	Cyclacel Pharmaceuticals, Inc., 2/17/2014	654
857,143	[1]	Cyclacel Pharmaceuticals, Inc., 4/28/2013	257
2,750,000	[1]	Dynavax Technologies Corp., 4/16/2015	11,093,225
1,042,038	[1]	Favrille, Inc., 11/07/2012	0
1,713,798	[1]	Threshold Pharmaceuticals, Inc., 10/05/2014	9,989,043
		TOTAL WARRANTS (IDENTIFIED COST $868,051)	22,509,574
		Preferred Stocks – 0.0%
		Health Care – 0.0%
446,816	[1,4,6]	Cortek, Inc., Conv. Pfd., Series D2	0
1,515,152	[1,4,6]	Cortex, Inc., Pfd., Series D	0
958,744	[3,6]	Soteira, Inc., Pfd.	0
		TOTAL	0
		Information Technology – 0.0%
679,348	[1,4,6]	Multiplex, Inc., Pfd., Series C	0
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $8,588,632)	0
		Corporate Bonds – 0.5%
		Health Care – 0.5%
$14,630,000		Insulet Corp., Conv. Bond, 3.75%, 6/15/2016	15,012,867
12,670,000		Insulet Corp., Conv. Bond, 5.375%, 6/15/2013	14,879,902
		TOTAL CORPORATE BONDS (IDENTIFIED COST $27,300,000)	29,892,769
Semi-Annual Shareholder Report
6

Shares or Principal Amount			Value
		MUTUAL FUND – 12.3%
719,095,916	[3,7,8]	Federated Prime Value Obligations Fund, Institutional Shares, 0.20% (AT NET ASSET VALUE)	719,095,916
		TOTAL INVESTMENTS — 107.2% (IDENTIFIED COST $4,712,822,977)[9]	6,260,647,842
		OTHER ASSETS AND LIABILITIES - NET — (7.2)%[10]	(418,770,801)
		TOTAL NET ASSETS — 100%	$5,841,877,041

At April 30, 2012, the Fund had the following outstanding foreign exchange contracts:

Settlement Date	Foreign Currency Units to Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Sold:
5/2/2012	6,961,609 Brazilian Real	$3,688,660	$36,478
5/2/2012	112,458,533 Hong Kong Dollar	$14,495,255	$654
5/3/2012	358,422 Brazilian Real	$187,803	$(232)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$36,900

Net Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net.”

1	Non-income producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3	Affiliated holdings.
4	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2012, these restricted securities amounted to $71,797,499, which represented 1.2% of total net assets.
5	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2012, these liquid restricted securities amounted to $37,295,645, which represented 0.6% of total net assets.
6	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
7	7-Day net yield.
8	All or a portion of this security is held as collateral for securities lending.
9	Also represents cost for federal tax purposes.
10	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2012.

Semi-Annual Shareholder Report

7

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2012, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$3,713,624,477	$42,724,246[1]	$9,363,456	$3,765,712,179
International	1,041,637,011	681,800,393[2]	—	1,723,437,404
Preferred Stocks
Domestic	—	—	0	0
Debt Securities:
Corporate Bonds	—	29,892,769	—	29,892,769
Warrants	—	22,509,574	—	22,509,574
Mutual Fund	719,095,916	—	—	719,095,916
TOTAL SECURITIES	$5,474,357,404	$776,926,982	$9,363,456	$6,260,647,842
OTHER FINANCIAL INSTRUMENTS[3]	$36,900	$ —	$ —	$36,900
1	Includes $29,165,320 of securities transferred from Level 1 to Level 2 because securities ceased trading during the period and fair values were obtained using valuation techniques utilizing observable market data. Transfers shown represent the value of the security at the beginning of the period.
2	Includes $1,234,176 of a security transferred from Level 1 to Level 2 because securities ceased trading during the period and fair values were obtained using valuation techniques utilizing observable market data. Transfer shown represents the value of the security at the beginning of the period.
3	Other financial instruments include foreign exchange contracts.

The following acronyms are used throughout this portfolio:

ADR	— American Depositary Receipt
GDR	— Global Depository Receipt

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
8

Financial Highlights – Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2012	Year Ended October 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$4.92	$5.27	$4.22	$3.80	$7.03	$6.08
Income From Investment Operations:
Net investment income (loss)	(0.03)[1]	(0.05)[1]	0.02[1]	(0.00)[1,2]	(0.03)[1]	(0.04)[1]
Net realized and unrealized gain (loss) on investments, written options, futures contracts, short sales and foreign currency transactions	0.62	(0.27)	1.04	0.42	(2.57)	1.73
TOTAL FROM INVESTMENT OPERATIONS	0.59	(0.32)	1.06	0.42	(2.60)	1.69
Less Distributions:
Distributions from net investment income	—	(0.03)	(0.01)	—	—	—
Distributions from net realized gain on investments and foreign currency transactions	(0.09)	(0.00)[2]	—	—	(0.63)	(0.74)
TOTAL DISTRIBUTIONS	(0.09)	(0.03)	(0.01)	—	(0.63)	(0.74)
Net Asset Value, End of Period	$5.42	$4.92	$5.27	$4.22	$3.80	$7.03
Total Return[3]	12.35%	(6.07)%	25.11%	11.05%	(40.38)%	31.07%
Ratios to Average Net Assets:
Net expenses	1.95%[4,5]	1.95%[5]	1.95%[5]	1.95%[5]	1.95%[5]	1.95%[5]
Net expenses excluding dividends and other expenses related to short sales	1.95%[4,5]	1.95%[5]	1.95%[5]	1.95%[5]	1.95%[5]	1.95%[5]
Net investment income (loss)	(1.06)%[4]	(0.99)%	0.39%	(0.12)%	(0.56)%	(0.63)%
Expense waiver/reimbursement[6]	0.28%[4]	0.29%	0.28%	0.27%	0.23%	0.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,018,914	$1,999,940	$2,469,094	$2,153,443	$2,158,140	$3,730,840
Portfolio turnover	25%	64%	54%	91%	78%	49%
Semi-Annual Shareholder Report
9

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.95%, 1.95%. 1.95%, 1.95%, 1.95% and 1.95% after taking into account these expense reductions for the six months ended April 30, 2012, and the years ended October 31, 2011, 2010, 2009, 2008 and 2007, respectively. The net expense ratios excluding dividends and other expenses related to short sales are also calculated without reduction for these fees paid indirectly for expense offset arrangements.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
10

Financial Highlights – Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2012	Year Ended October 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$4.64	$4.96	$4.00	$3.62	$6.75	$5.89
Income From Investment Operations:
Net investment income (loss)	(0.04)[1]	(0.08)[1]	(0.01)[1]	(0.02)[1]	(0.06)[1]	(0.07)[1]
Net realized and unrealized gain (loss) on investments, written options, futures contracts, short sales and foreign currency transactions	0.58	(0.24)	0.97	0.40	(2.44)	1.67
TOTAL FROM INVESTMENT OPERATIONS	0.54	(0.32)	0.96	0.38	(2.50)	1.60
Less Distributions:
Distributions from net investment income	—	(0.00)[2]	—	—	—	—
Distributions from net realized gain on investments and foreign currency transactions	(0.09)	(0.00)[2]	—	—	(0.63)	(0.74)
TOTAL DISTRIBUTIONS	(0.09)	(0.00)[2]	—	—	(0.63)	(0.74)
Net Asset Value, End of Period	$5.09	$4.64	$4.96	$4.00	$3.62	$6.75
Total Return[3]	12.02%	(6.40)%	24.00%	10.50%	(40.60)%	30.45%
Ratios to Average Net Assets:
Net expenses	2.50%[4,5]	2.50%[5]	2.50%[5]	2.50%[5]	2.50%[5]	2.50%[5]
Net expenses excluding dividends and other expenses related to short sales	2.50%[4,5]	2.50%[5]	2.50%[5]	2.50%[5]	2.50%[5]	2.50%[5]
Net investment income (loss)	(1.61)%[4]	(1.53)%	(0.27)%	(0.67)%	(1.11)%	(1.18)%
Expense waiver/reimbursement[6]	0.24%[4]	0.24%	0.23%	0.22%	0.19%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$256,333	$301,469	$473,934	$562,618	$651,474	$1,362,195
Portfolio turnover	25%	64%	54%	91%	78%	49%
Semi-Annual Shareholder Report
11

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 2.50%, 2.50%. 2.50%, 2.50%, 2.50% and 2.50% after taking into account these expense reductions for the six months ended April 30, 2012, and the years ended October 31, 2011, 2010, 2009, 2008 and 2007, respectively. The net expense ratios excluding dividends and other expenses related to short sales are also calculated without reduction for these fees paid indirectly for expense offset arrangements.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
12

Financial Highlights – Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2012	Year Ended October 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$4.64	$4.97	$4.00	$3.62	$6.75	$5.89
Income From Investment Operations:
Net investment income (loss)	(0.04)[1]	(0.08)[1]	(0.01)[1]	(0.02)[1]	(0.06)[1]	(0.07)[1]
Net realized and unrealized gain (loss) on investments, written options, futures contracts, short sales and foreign currency transactions	0.58	(0.24)	0.98	0.40	(2.44)	1.67
TOTAL FROM INVESTMENT OPERATIONS	0.54	(0.32)	0.97	0.38	(2.50)	1.60
Less Distributions:
Distributions from net investment income	—	(0.01)	—	—	—	—
Distributions from net realized gain on investments and foreign currency transactions	(0.09)	(0.00)[2]	—	—	(0.63)	(0.74)
TOTAL DISTRIBUTIONS	(0.09)	(0.01)	—	—	(0.63)	(0.74)
Net Asset Value, End of Period	$5.09	$4.64	$4.97	$4.00	$3.62	$6.75
Total Return[3]	12.02%	(6.53)%	24.25%	10.50%	(40.60)%	30.45%
Ratios to Average Net Assets:
Net expenses	2.50%[4,5]	2.50%[5]	2.50%[5]	2.50%[5]	2.50%[5]	2.50%[5]
Net expenses excluding dividends and other expenses related to short sales	2.50%[4,5]	2.50%[5]	2.50%[5]	2.50%[5]	2.50%[5]	2.50%[5]
Net investment income (loss)	(1.61)%[4]	(1.53)%	(0.19)%	(0.67)%	(1.11)%	(1.18)%
Expense waiver/reimbursement[6]	0.24%[4]	0.24%	0.23%	0.22%	0.19%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$460,478	$494,457	$680,501	$656,086	$707,980	$1,246,604
Portfolio turnover	25%	64%	54%	91%	78%	49%
Semi-Annual Shareholder Report
13

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 2.50%, 2.50%. 2.50%, 2.50%, 2.50% and 2.50% after taking into account these expense reductions for the six months ended April 30, 2012, and the years ended October 31, 2011, 2010, 2009, 2008 and 2007, respectively. The net expense ratios excluding dividends and other expenses related to short sales are also calculated without reduction for these fees paid indirectly for expense offset arrangements.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
14

Statement of Assets and Liabilities

April 30, 2012 (unaudited)

Assets:
Total investment in securities, at value including $369,002,029 of securities loaned, $719,095,916 of an investment in an affiliated holding and $657,342,955 of investments in affiliated companies (Note 5) (identified cost $4,712,822,977)		$6,260,647,842
Cash denominated in foreign currencies (identified cost $1,172,588)		1,166,875
Income receivable		4,376,182
Receivable for investments sold		49,485,807
Receivable for shares sold		2,986,602
Unrealized appreciation on foreign exchange contracts		37,132
TOTAL ASSETS		6,318,700,440
Liabilities:
Payable to adviser (Note 5)	$1,177
Payable for investments purchased	63,291,725
Payable for shares redeemed	12,700,495
Unrealized depreciation on foreign exchange contracts	232
Payable for collateral due to broker for securities lending	393,057,777
Payable for capital gains taxes withheld	1,273,497
Payable for Directors'/Trustees' fees	9,772
Payable for distribution services fee (Note 5)	1,049,596
Payable for shareholder services fee (Note 5)	2,982,547
Accrued expenses	2,456,581
TOTAL LIABILITIES		476,823,399
Net assets for 1,086,141,119 shares outstanding		$5,841,877,041
Net Assets Consist of:
Paid-in capital		$4,133,716,229
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		1,547,886,428
Accumulated net realized gain on investments, futures contracts and foreign currency transactions		192,478,616
Accumulated net investment income (loss)		(32,204,232)
TOTAL NET ASSETS		$5,841,877,041
Semi-Annual Shareholder Report
15

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($2,018,913,999 ÷ 372,526,637 shares outstanding), no par value, unlimited shares authorized	$5.42
Offering price per share (100/94.50 of $5.42)	$5.74
Redemption proceeds per share	$5.42
Class B Shares:
Net asset value per share ($256,332,646 ÷ 50,371,314 shares outstanding), no par value, unlimited shares authorized	$5.09
Offering price per share	$5.09
Redemption proceeds per share (94.50/100 of $5.09)	$4.81
Class C Shares:
Net asset value per share ($460,478,345 ÷ 90,522,125 shares outstanding), no par value, unlimited shares authorized	$5.09
Offering price per share	$5.09
Redemption proceeds per share (99.00/100 of $5.09)	$5.04
Class R Shares:
Net asset value per share ($3,106,152,051 ÷ 572,721,043 shares outstanding), no par value, unlimited shares authorized	$5.42
Offering price per share	$5.42
Redemption proceeds per share (99.80/100 of $5.42)	$5.41

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
16

Statement of Operations

Six Months Ended April 30, 2012 (unaudited)

Investment Income:
Dividends (including $69,824 received from an affiliated holding and $2,495,168 received from affiliated companies (Note 5) and net of foreign taxes withheld of $1,224,081)		$22,684,526
Interest (including income on securities loaned of $1,959,481)		2,573,338
TOTAL INCOME		25,257,864
Expenses:
Investment adviser fee (Note 5)	$40,444,866
Administrative fee (Note 5)	2,212,817
Custodian fees	1,407,608
Transfer and dividend disbursing agent fees and expenses (Note 2)	4,725,340
Directors'/Trustees' fees	24,800
Auditing fees	18,921
Legal fees	2,855
Portfolio accounting fees	104,055
Distribution services fee (Note 5)	12,666,358
Shareholder services fee (Note 5)	7,070,349
Account administration fee (Note 2)	13,539
Share registration costs	44,789
Printing and postage	250,038
Insurance premiums	5,678
Miscellaneous	25,612
Interest expense	1,115
TOTAL EXPENSES	69,018,740
Semi-Annual Shareholder Report
17

Statement of Operations — continued
Waivers, Reimbursements and Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(4,257,354)
Waiver of administrative fee (Note 5)	(52,919)
Waiver of distribution services fee (Note 5)	(7,095,948)
Reimbursement of shareholder services fee (Note 5)	(113,147)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(37,276)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		$(11,556,644)
Net expenses			$57,462,096
Net investment income (loss)			(32,204,232)
Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency (including realized gain of $68,048,443 on sale of investments in affiliated holdings (Note 5) and foreign taxes withheld of $21,831)			234,569,012
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			456,421,553
Net realized and unrealized gain on investments and foreign currency transactions			690,990,565
Change in net assets resulting from operations			$658,786,333

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
18

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2012	Year Ended 10/31/2011
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(32,204,232)	$(73,289,475)
Net realized gain on investments and foreign currency transactions	234,569,012	845,883,977
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	456,421,553	(1,116,013,448)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	658,786,333	(343,418,946)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	—	(15,556,814)
Class B Shares	—	(253,171)
Class C Shares	—	(803,794)
Class R Shares	—	(22,840,571)
Distributions from net realized gain on investments
Class A Shares	(37,360,603)	(19,173)
Class B Shares	(5,896,217)	(312)
Class C Shares	(9,766,246)	(991)
Class R Shares	(56,939,036)	(28,151)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(109,962,102)	(39,502,977)
Share Transactions:
Proceeds from sale of shares	253,471,062	763,905,692
Net asset value of shares issued to shareholders in payment of distributions declared	103,024,245	36,595,371
Cost of shares redeemed	(860,533,417)	(1,865,805,782)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(504,038,110)	(1,065,304,719)
Change in net assets	44,786,121	(1,448,226,642)
Net Assets:
Beginning of period	5,797,090,920	7,245,317,562
End of period (including undistributed net investment income/accumulated net investment income (loss) of $(32,204,232) and $0, respectively)	$5,841,877,041	$5,797,090,920

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
19

Notes to Financial Statements

April 30, 2012 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 13 portfolios. The financial statements included herein are only those of Federated Kaufmann Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class R Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class R Shares are presented separately. The investment objective of the Fund is to provide capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

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If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

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The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

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Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares and Class R Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. For the six months ended April 30, 2012, transfer and dividend disbursing agent fees and account administration fees for the Fund were as follows:

	Transfer and Dividend Disbursing Agent Fees Incurred	Account Administration Fees Incurred
Class A Shares	$1,662,826	$12,377
Class B Shares	230,753	—
Class C Shares	396,164	1,162
Class R Shares	2,435,597	—
TOTAL	$4,725,340	$13,539

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2012, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

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When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund enters into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $15,937 and $5,789, respectively. This is based on the contracts held as of each month-end throughout the six month period.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

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Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2012, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$369,002,029	$393,057,777

Short Sales

In a short sale, the Fund sells a security it does not own in anticipation of a decline in the fair market value of the security. When the Fund sells a security short, it must borrow the security in order to deliver it at the completion of the sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.

The Fund has an obligation to replace the borrowed security (e.g., to purchase the security at a future date and deliver it to the lender of the security). While the security is borrowed, the proceeds from the sale are deposited with the lender (“Prime Broker”). The Fund may incur two types of expenses from short sales: borrowing expenses and dividend expenses. Borrowing expenses may occur because the Fund may be obligated to pay fees to the Prime Broker on borrowed securities. This fee is normally based upon the market value of the borrowed security and is dependent upon the availability of the security. Dividend expenses may occur because the Fund has to pay the Prime Broker the equivalent of any dividends earned on the borrowed security.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

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Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at April 30, 2012, is as follows:

Security	Acquisition Date	Cost	Market Value
Apollo Investment Fund V	5/18/2001	$0	$3,526,461
Conceptus, Inc.	8/11/2005	$4,500,000	$11,731,250
Conceptus, Inc.	4/10/2001	$5,000,000	$13,407,148
Cortek, Inc.	2/29/2000	$0	$0
Cortek, Inc., Conv. Pfd., Series D2	3/31/2003	$0	$0
Cortex, Inc., Pfd., Series D	6/18/2001	$0	$0
Denovo Ventures I LP	3/9/2000	$2,888,396	$1,186,044
Expand Networks Ltd.	9/22/2000	$2,500,000	$0
FA Private Equity Fund IV LP	3/4/2002	$380,354	$748,484
Infrastructure Fund	8/11/2000	$404,496	$0
Latin Healthcare Fund	11/28/2000	$0	$314,767
Multiplex, Inc., Pfd., Series C	2/22/2001	$5,000,001	$0
Peachtree Leadscope LLC, Class A and B	4/30/2002	$3,000,000	$0
Peachtree Leadscope LLC, Class C	6/30/2000	$712,054	$3,250,000
Peachtree Open Networks	10/5/2000	$892,599	$0
Peachtree Velquest	9/14/2000	$494,382	$337,700
Sensable Technologies, Inc.	10/15/2004	$0	$0

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$37,132	Unrealized depreciation on foreign exchange contracts	$232
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The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2012

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(219,440)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$41,726

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2012		Year Ended 10/31/2011
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	37,849,064	$192,217,985	98,824,715	$516,747,402
Shares issued to shareholders in payment of distributions declared	7,318,704	34,837,030	2,507,026	13,688,361
Shares redeemed	(78,905,363)	(396,966,611)	(163,851,163)	(870,540,365)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(33,737,595)	$(169,911,596)	(62,519,422)	$(340,104,602)
	Six Months Ended 4/30/2012		Year Ended 10/31/2011
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	1,039,227	$4,969,075	3,793,204	$19,214,651
Shares issued to shareholders in payment of distributions declared	1,223,197	5,467,692	44,017	227,570
Shares redeemed	(16,858,520)	(79,925,265)	(34,331,522)	(172,846,233)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(14,596,096)	$(69,488,498)	(30,494,301)	$(153,404,012)
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	Six Months Ended 4/30/2012		Year Ended 10/31/2011
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	3,146,559	$14,824,625	9,418,288	$47,966,563
Shares issued to shareholders in payment of distributions declared	1,739,345	7,774,872	122,226	631,908
Shares redeemed	(20,952,361)	(98,684,563)	(39,974,916)	(201,008,903)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(16,066,457)	$(76,085,066)	(30,434,402)	$(152,410,432)
	Six Months Ended 4/30/2012		Year Ended 10/31/2011
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	8,201,493	$41,459,377	33,245,133	$179,977,076
Shares issued to shareholders in payment of distributions declared	11,542,994	54,944,651	4,030,627	22,047,532
Shares redeemed	(56,260,449)	(284,956,978)	(115,185,739)	(621,410,281)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(36,515,962)	$(188,552,950)	(77,909,979)	$(419,385,673)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(100,916,110)	$(504,038,110)	(201,358,104)	$(1,065,304,719)

Redemption Fee

The Fund's Class R Shares imposes a redemption fee of 0.20% on the redemption price of the Fund's Class R Shares redeemed, if such shares were purchased after February 1, 1985. The redemption fee is applied to the Fund's Class R Shares expenses for providing redemption services, including, but not limited to: transfer agent fees; postage; printing; telephone; and related employment costs. Any excess fee proceeds are added to the Fund's assets. Shares acquired through employer-sponsored retirement plans will not be subject to the redemption fee. However, if shares are purchased for a retirement plan account through a broker, financial institution or other intermediary maintaining an omnibus account for the shares, the waiver may not apply. In addition, this waiver does not apply to individual retirement accounts, such as Traditional, Roth and SEP-IRAs. For the six months ended April 30, 2012 and the year ended October 31, 2011, redemption fees of $355,225 and $646,227 were imposed to cover the cost of redemptions.

4. FEDERAL TAX INFORMATION

At April 30, 2012, the cost of investments for federal tax purposes was $4,712,822,977. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/ depreciation resulting from changes in foreign currency exchange rates and outstanding foreign currency commitments was $1,547,824,865. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,698,752,941 and net unrealized depreciation from investments for those securities having an excess of cost over value of $150,928,076.

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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.425% of the Fund's average daily net assets. Pursuant to the settlement of certain litigation, the Adviser has agreed, for a period continuing through June 30, 2022, to waive its investment advisory fee so that such fee will not exceed 1.275%. Also as part of the settlement agreement, effective July 1, 2012 and continuing through June 30, 2022, the Adviser has agreed to further waive the advisory fee by an additional 0.02%, 0.04%, 0.06% or 0.07% if the Fund's net assets exceed eight, nine, ten or twelve billion dollars, respectively. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2012, the Adviser voluntarily waived $3,966,977 of its fee.

Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2012, the Sub-Adviser earned a fee of $33,349,276.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2012, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $52,919 of its fee.

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Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2012, distribution services fees for the Fund were as follows:

	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$2,443,320	$(1,286,354)
Class B Shares	1,013,171	—
Class C Shares	1,742,318	(193,550)
Class R Shares	7,467,549	(5,616,044)
TOTAL	$12,666,358	$(7,095,948)

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2012, FSC retained $2,817,810 of fees paid by the Fund.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2012, FSC retained $34,986 in sales charges from the sale of Class A Shares. FSC also retained $53,970 of CDSC relating to redemptions of Class B Shares and $13,936 relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $8,412 of Service Fees for the six months ended April 30, 2012.

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Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended April 30, 2012, Service Fees for the Fund were as follows:

	Service Fees Incurred	Service Fees Reimbursed
Class A Shares	$2,419,719	$ —
Class B Shares	337,724	(113,147)
Class C Shares	579,611	—
Class R Shares	3,733,295	—
TOTAL	$7,070,349	$(113,147)

For the six months ended April 30, 2012, FSSC received $2,355,217 of fees paid by the Fund.

Commitments and Contingencies

In the course of pursuing its investment objective, the Fund may invest in limited partnerships and limited liability companies. These entities often require the Fund to commit to a total dollar amount to be invested. The investments are usually made in installments over a period of time. At April 30, 2012, the Fund had total commitments to limited partnerships and limited liability companies of $35,173,400; of this amount, $34,044,996 was invested by the Fund leaving the Fund contingently liable for additional investments of $1,128,404.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding dividends and other expenses related to short sales) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.95%, 2.50%, 2.50% and 1.95% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the six months ended April 30, 2012, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $3,654,521 and $6,867,464, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

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Transactions Involving Affiliated Companies and Affiliated Holdings

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the six months ended April 30, 2012, were as follows:

Affiliates	Balance of Shares Held 10/31/2011	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2012	Value	Dividend Income
*Alkermes, Inc.	5,818,897	589,166	2,782,307	3,625,756	$62,725,579	$ —
CETIP SA – Mercados Organizado	21,640,000	1,175,324	1,399,969	21,415,355	329,968,248	2,215,561
Conceptus, Inc.	625,000	—	—	625,000	11,731,250	—
Conceptus, Inc.	714,286	—	—	714,286	13,407,148	—
Conceptus, Inc.	386,174	—	—	386,174	7,248,486	—
Corcept Therapeutics, Inc.	2,278,165	—	—	2,278,165	8,520,337	—
Corcept Therapeutics, Inc.	1,375,000	1,005,254	—	2,380,254	8,902,150	—
Corcept Therapeutics, Inc., 3/29/2015	797,358	—	—	797,358	1,207,838	—
*Cubist Pharmaceuticals, Inc.	4,250,000	—	1,380,000	2,870,000	121,343,600	—
Dexcom, Inc.	3,717,624	—	108,673	3,608,951	35,331,630	—
Dexcom, Inc.	126,065	—	—	126,065	1,234,176	—
Dyax Corp.	15,200,000	—	—	15,200,000	24,776,000	—
ExamWorks Group Inc.	3,000,000	1,343,617	423,617	3,920,000	45,628,800	—
*Insulet Corp.	1,834,871	—	234,871	1,600,000	28,576,000	—
*Insulet Corp., Conv. Bond, 3.75, 6/15/2016	14,630,000	—	—	14,630,000	15,012,867	—
*Insulet Corp., Conv. Bond, 5.375, 6/15/2013	12,670,000	—	—	12,670,000	14,879,902	—
Progenics Pharmaceuticals, Inc.	5,246,193	—	—	5,246,193	57,655,661	—
Protalix Biotherapeutics, Inc.	5,400,000	600,000	—	6,000,000	41,700,000	—
Repligen Corp.	2,998,043	—	298,043	2,700,000	11,907,000	—
*Restoque Comercio e Confeccoes de Roupas SA	3,698,035	—	2,008,035	1,690,000	32,618,157	279,607
Sensable Technologies, Inc.	3,751,199	—	—	3,751,199	—	—
Soteira, Inc.	274	—	—	274	—	—
Soteira, Inc. Pfd.	958,744	—	—	958,744	—	—
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Affiliates	Balance of Shares Held 10/31/2011	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2012	Value	Dividend Income
TNS, Inc.	2,964,645	—	115,418	2,849,227	58,124,231	—
*Vical, Inc.	7,048,500	2,664,209	6,108,491	3,604,218	11,245,160	—
TOTAL OF AFFILIATED COMPANIES	121,129,073	7,377,570	14,859,424	113,647,219	943,744,220	2,495,168
*	At April 30, 2012, the Fund no longer has ownership of at least 5% of the voting shares.

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended April 30, 2012, the Adviser reimbursed $290,377. Transactions involving the affiliated holding during the six months ended April 30, 2012, were as follows:

Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 10/31/2011	511,911,319
Purchases/Additions	2,052,995,607
Sales/Reductions	1,845,811,010
Balance of Shares Held 4/30/2012	719,095,916
Value	$719,095,916
Dividend Income	$69,824

6. EXPENSE Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended April 30, 2012, the Fund's expenses were reduced by $37,276 under these arrangements.

7. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2012, were as follows:

Purchases	$1,437,988,889
Sales	$2,347,204,583

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8. CONCENTRATION OF RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At April 30, 2012, the diversification of countries was as follows:

Country	Percentage of Net Assets
United States	65.4%
Bermuda	8.5%
Ireland	2.8%
Italy	2.5%
Spain	2.2%
Luxembourg	2.2%
India	1.8%
British Virgin Islands	1.6%
Netherlands	1.4%
Cayman Islands	1.3%
Chile	0.9%
Germany	0.9%
Israel	0.9%
Singapore	0.8%
Colombia	0.6%
Isle of Man	0.4%
Switzerland	0.3%
Mexico	0.2%
United Kingdom	0.2%

9. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2012, there were no outstanding loans. During the six months ended April 30, 2012, the Fund did not utilize the LOC.

10. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2012, there were no outstanding loans. During the six months ended April 30, 2012, the program was not utilized.

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11. Legal Proceedings

Since February 2004, Federated Investors, Inc. and related entities (collectively, “Federated”), had been named as defendants in several lawsuits in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving the Fund. Without admitting the validity of any claim, in April 2011, Federated reached a final settlement to resolve this lawsuit resulting in no material adverse effect on Federated or the Fund.

12. recent accounting pronouncements

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-03 is not expected to have a material impact on the Fund's financial statements and the accompanying notes, net assets or results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-04 is not expected to have a material impact on the Fund's financial statements and the accompanying notes.

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2011 to April 30, 2012.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2011	Ending Account Value 4/30/2012	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,123.50	$10.30
Class B Shares	$1,000	$1,120.20	$13.18
Class C Shares	$1,000	$1,120.20	$13.18
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,015.17	$9.77
Class B Shares	$1,000	$1,012.43	$12.51
Class C Shares	$1,000	$1,012.43	$12.51
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.95%
Class B Shares	2.50%
Class C Shares	2.50%

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Evaluation and Approval of Advisory Contract – May 2011

Federated kaufmann fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2011. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board also considered that the longevity and experience of the Fund's portfolio management team and their unique approach to investing may limit the utility of comparisons to other equity mutual funds. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

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With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In Semi-Annual Shareholder Report

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addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time. In this regard, the Senior Officer's Evaluation noted that the Board is aware that the Fund is a relatively more expensive fund for the Adviser to manage than other Federated equity funds and that the Fund has for long periods in the past been significantly and consistently above median in its investment performance. The Board agreed to monitor future developments and review changes in industry practices or competitive initiatives.

In connection with its discussion of the Senior Officer's Evaluation, the Board reviewed and discussed substantial other data which related to the Fund, including reports of an independent, third-party service provider which give further explanation of the relative performance of the Fund. The Board also Semi-Annual Shareholder Report

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considered and discussed oral and written information requested of and provided by representatives of Federated's senior management describing and analyzing both relative and absolute performance of the Fund over its operating history, the uniqueness of its investment style and the quality and consistency of the Fund's investment management process and investment professionals.

The Board also considered that on April 28, 2011, the adviser reached a final settlement to resolve the consolidated cases involving the fees being charged to the Federated Kaufmann Fund.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Federated Kaufmann Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

CUSIP 314172677
CUSIP 314172669
CUSIP 314172651

26667 (6/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Semi-Annual Shareholder Report
April 30, 2012

Share Class	Ticker
R	KAUFX

Federated Kaufmann Fund

Successor to the Kaufmann Fund, Inc., with performance history since February 21, 1986

A Portfolio of Federated Equity Funds

Not FDIC Insured May Lose Value No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)

At April 30, 2012, the Fund's sector composition1 was as follows:

Sector Composition	Percentage of Total Net Assets
Health Care	22.1%
Information Technology	19.5%
Industrials	18.9%
Financials	14.2%
Consumer Discretionary	13.5%
Materials	4.5%
Telecommunication Services	0.9%
Utilities	0.7%
Consumer Staples	0.6%
Securities Lending Collateral[2]	6.7%
Cash Equivalents[3]	5.6%
Other Assets and Liabilities — Net[4]	(7.2)%
TOTAL	100.0%
1	Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification System (GICS), except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash collateral received from lending portfolio securities, which is invested in short-term investments such as repurchase agreements or money market mutual funds.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments

April 30, 2012 (unaudited)

Shares or Principal Amount			Value
		COMMON STOCKS – 94.0%
		Consumer Discretionary – 13.5%
833,000	[1,2]	Allison Transmission Holdings, Inc.	17,409,700
1,647,308		Arezzo Industria e Comercio SA	25,926,207
956,000		Cia Hering	23,722,582
709,913		D. R. Horton, Inc.	11,607,078
15,000,000	[1]	Genting Singapore PLC	20,895,818
1,800,000		Johnson Controls, Inc.	57,546,000
6,240,000	[1]	L'Occitane International SA	16,601,292
813,896		Las Vegas Sands Corp.	45,163,089
1,385,000	[1,2]	Melco PBL Entertainment (Macau) Ltd., ADR	21,495,200
1,379,821	[1]	Michael Kors Holdings Ltd.	63,016,425
28,650,000		NagaCorp Limited	13,268,794
1,000,000		National CineMedia, Inc.	14,290,000
862,045	[1]	Penn National Gaming, Inc.	38,774,784
17,900,000	[1]	Prada Holding SpA	120,970,296
190,350		Ralph Lauren Corp.	32,791,594
1,690,000		Restoque Comercio e Confeccoes de Roupas SA	32,618,157
57,683,600	[1]	Samsonite International SA	111,378,808
1,011,321	[1,2]	Shutterfly, Inc.	31,472,310
630,300		Starbucks Corp.	36,166,614
393,100	[1,2]	Tesla Motors, Inc.	13,023,403
1,920,412	[1]	Yoox SpA	27,437,556
140,000		Yum! Brands, Inc.	10,182,200
		TOTAL	785,757,907
		Consumer Staples – 0.6%
2,055,000		Almacenes Exito SA	33,348,654
		Financials – 14.2%
884,300	[1]	Banco BTG Pactual SA	14,191,295
270,000	[2]	BlackRock, Inc.	51,726,600
21,415,355	[3]	CETIP SA - Mercados Organizado	329,968,248
1	[1,4,6]	FA Private Equity Fund IV LP	748,484
5,724,400		Fibra Uno Administracion SA	11,425,992
8,260,000		Housing Development Finance Corp. Ltd.	105,263,301
1	[1,4,6]	Infrastructure Fund	0
2,340,000		JPMorgan Chase & Co.	100,573,200
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Shares or Principal Amount			Value
2,600,590		LPS Brasil Cons De Imoveis	44,885,980
1,004,000		Multiplan Empreendimentos Imobiliarios SA	23,702,227
1	[4,6]	Peachtree Leadscope LLC, Class A and B	0
1	[1,4,6]	Peachtree Leadscope LLC, Class C	3,250,000
2,812,500		Wells Fargo & Co.	94,021,875
1,445,400		Willis Group Holdings PLC	52,699,284
		TOTAL	832,456,486
		Health Care – 21.2%
3,625,756	[1]	Alkermes, Inc.	62,725,579
445,500		Allergan, Inc.	42,768,000
900,000	[1,2]	Amarin Corporation PLC, ADR	10,989,000
1	[4,6]	Apollo Investment Fund V	3,526,461
470,000	[1]	Biogen Idec, Inc.	62,984,700
185,980	[1]	Chindex International, Inc.	1,817,025
625,000	[1,3,4]	Conceptus, Inc.	11,731,250
386,174	[1,3,4,5]	Conceptus, Inc.	7,248,486
714,286	[1,3,4]	Conceptus, Inc.	13,407,148
2,278,165	[1,3]	Corcept Therapeutics, Inc.	8,520,337
2,380,254	[1,3]	Corcept Therapeutics, Inc.	8,902,150
500,000	[1,4,6]	Cortek, Inc.	0
2,870,000	[1,2]	Cubist Pharmaceuticals, Inc.	121,343,600
1	[4,6]	Denovo Ventures I LP	1,186,044
3,608,951	[1,3]	Dexcom, Inc.	35,331,630
126,065	[1,3]	Dexcom, Inc.	1,234,176
15,200,000	[1,3]	Dyax Corp.	24,776,000
3,920,000	[1,2,3]	ExamWorks Group, Inc.	45,628,800
2,503,000	[1]	Express Scripts Holding Co.	139,642,370
1,382,200	[1]	Gilead Sciences, Inc.	71,888,222
1,600,000	[1,2]	Insulet Corp.	28,576,000
1	[4,6]	Latin Healthcare Fund	314,767
2,350,000	[1,2]	Nektar Therapeutics	17,907,000
1	[4,6]	Peachtree Velquest	337,700
5,246,193	[1,3]	Progenics Pharmaceuticals, Inc.	57,655,661
6,000,000	[1,2,3]	Protalix Biotherapeutics, Inc.	41,700,000
192,000	[1]	Regeneron Pharmaceuticals, Inc.	25,969,920
2,700,000	[1,3]	Repligen Corp.	11,907,000
1,937,926	[1]	Salix Pharmaceuticals Ltd.	95,733,545
Semi-Annual Shareholder Report
3

Shares or Principal Amount			Value
2,767,500	[1,2]	Seattle Genetics, Inc.	54,713,475
274	[1,3,6]	Soteira, Inc.	0
1,358,728	[1,2]	Threshold Pharmaceuticals, Inc., Class THL	9,891,540
375,000		UnitedHealth Group, Inc.	21,056,250
537,200	[1]	Varian Medical Systems, Inc.	34,069,224
3,604,218	[1,2]	Vical, Inc.	11,245,160
2,225,000	[1,2]	Vivus, Inc.	53,889,500
2,210,000	[1,2]	Warner Chilcott PLC	48,067,500
641,100	[1]	Watson Pharmaceuticals, Inc.	48,313,296
		TOTAL	1,236,998,516
		Industrials – 18.9%
1,165,723		CLARCOR, Inc.	55,978,018
560,000		Caterpillar, Inc.	57,551,200
330,000		Chicago Bridge & Iron Co., N.V.	14,658,600
665,000	[1]	CoStar Group, Inc.	48,471,850
472,500		Cummins, Inc.	54,729,675
1,350,000		Danaher Corp.	73,197,000
2,320,000		Expeditors International Washington, Inc.	92,800,000
700,000	[2]	FedEx Corp.	61,768,000
250,000	[1]	IHS, Inc., Class A	25,267,500
1,025,000		Kansas City Southern Industries, Inc.	78,945,500
161,500		Kuehne & Nagel International AG	19,633,733
1,500,000	[1,2]	MRC Global, Inc.	29,400,000
455,000		MSC Industrial Direct Co.	33,538,050
2,100,000	[1]	Owens Corning, Inc.	72,135,000
444,500		Precision Castparts Corp.	78,396,465
500,000	[1]	RPX Corp.	8,640,000
384,467		Ryder System, Inc.	18,731,232
1,050,000	[1,2]	Spirit Airlines, Inc.	25,221,000
535,000	[1]	Teledyne Technologies, Inc.	34,571,700
1,000,000	[1]	Terex Corp.	22,640,000
1,080,000		Textron, Inc.	28,771,200
400,000		Trinity Industries, Inc.	11,840,000
210,000		United Parcel Service, Inc.	16,409,400
775,000		United Technologies Corp.	63,271,000
1,584,000	[1]	Verisk Analytics, Inc.	77,536,800
		TOTAL	1,104,102,923
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4

Shares or Principal Amount			Value
		Information Technology – 19.5%
6,300,000		Amadeus IT Holding SA	128,779,835
230,000		Apple, Inc.	134,375,200
146,302	[1,2]	Atmel Corp.	1,297,699
1,417,500		Avago Technologies Ltd.	48,875,400
587,028	[1]	Check Point Software Technologies Ltd.	34,123,938
450,000	[1]	Citrix Systems, Inc.	38,524,500
2,800,000	[1]	Comverse Technology, Inc.	18,060,000
1,050,000	[1]	eBay, Inc.	43,102,500
1,059,322	[4,6]	Expand Networks Ltd.	0
88,200	[1]	Google, Inc.	53,381,286
460,000	[1]	IPG Photonics Corp.	22,264,000
110,700	[1]	LinkedIn Corp.	12,005,415
230,088	[1]	LivePerson, Inc.	3,653,797
694,732	[1,4,5]	Mail.RU Group Ltd., Series 144A, GDR	30,047,159
139,293		Mercadolibre, Inc.	13,475,205
3,400,000	[1]	Microsemi Corp.	73,168,000
1,762,040	[1]	Moneygram International, Inc.	29,672,753
1,800,000	[1]	NCR Corp.	42,300,000
2,100,000	[1]	NIC, Inc.	23,499,000
2,500,000	[1]	NXP Semiconductors NV	64,625,000
1	[4,6]	Peachtree Open Networks	0
2,235,600		Qualcomm, Inc.	142,720,704
550,000	[1]	RADWARE Ltd.	21,164,000
600,000	[1]	RDA Microelectronics, Inc., ADR	7,722,000
1,275,000	[1]	Riverbed Technology, Inc.	25,155,750
1,740,781	[1,2]	STR Holdings, Inc.	6,649,783
3,751,199	[3,4,6]	Sensable Technologies, Inc.	0
2,849,227	[1,3]	TNS, Inc.	58,124,231
250,000	[1]	VMware, Inc., Class A	27,930,000
645,376	[1]	Vantiv, Inc.	14,533,867
2,619,420	[1,2]	Zynga, Inc.	21,845,963
		TOTAL	1,141,076,985
		Materials – 4.5%
462,000		Allegheny Technologies, Inc.	19,838,280
638,000	[2]	BASF SE	52,561,084
360,000		Celanese Corp.	17,445,600
1,200,000		Eastman Chemical Co.	64,764,000
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5

Shares or Principal Amount			Value
42,101,000	[1]	Mongolian Mining Corp.	33,728,541
450,000		Reliance Steel & Aluminum Co.	25,150,500
886,700	[2]	Sociedad Quimica Y Minera de Chile, ADR	51,685,743
		TOTAL	265,173,748
		Telecommunication Services – 0.9%
2,364,755	[1]	TW Telecom, Inc.	51,504,364
		Utilities – 0.7%
500,000		ITC Holdings Corp.	38,730,000
		TOTAL COMMON STOCKS (IDENTIFIED COST $3,956,970,378)	5,489,149,583
		WARRANTS – 0.4%
		Health Care – 0.4%
382,897	[1]	Alexza Pharmaceuticals, Inc., 10/05/2016	218,557
157,125	[1]	Clinical Data, Inc., 5/24/2012	0
797,358	[1,3]	Corcept Therapeutics, Inc., 3/29/2015	1,207,838
242,091	[1]	Cyclacel Pharmaceuticals, Inc., 2/17/2014	654
857,143	[1]	Cyclacel Pharmaceuticals, Inc., 4/28/2013	257
2,750,000	[1]	Dynavax Technologies Corp., 4/16/2015	11,093,225
1,042,038	[1]	Favrille, Inc., 11/07/2012	0
1,713,798	[1]	Threshold Pharmaceuticals, Inc., 10/05/2014	9,989,043
		TOTAL WARRANTS (IDENTIFIED COST $868,051)	22,509,574
		Preferred Stocks – 0.0%
		Health Care – 0.0%
446,816	[1,4,6]	Cortek, Inc., Conv. Pfd., Series D2	0
1,515,152	[1,4,6]	Cortex, Inc., Pfd., Series D	0
958,744	[3,6]	Soteira, Inc., Pfd.	0
		TOTAL	0
		Information Technology – 0.0%
679,348	[1,4,6]	Multiplex, Inc., Pfd., Series C	0
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $8,588,632)	0
		Corporate Bonds – 0.5%
		Health Care – 0.5%
$14,630,000		Insulet Corp., Conv. Bond, 3.75%, 6/15/2016	15,012,867
12,670,000		Insulet Corp., Conv. Bond, 5.375%, 6/15/2013	14,879,902
		TOTAL CORPORATE BONDS (IDENTIFIED COST $27,300,000)	29,892,769
Semi-Annual Shareholder Report
6

Shares or Principal Amount			Value
		MUTUAL FUND – 12.3%
719,095,916	[3,7,8]	Federated Prime Value Obligations Fund, Institutional Shares, 0.20% (AT NET ASSET VALUE)	719,095,916
		TOTAL INVESTMENTS — 107.2% (IDENTIFIED COST $4,712,822,977)[9]	6,260,647,842
		OTHER ASSETS AND LIABILITIES - NET — (7.2)%[10]	(418,770,801)
		TOTAL NET ASSETS — 100%	$5,841,877,041

At April 30, 2012, the Fund had the following outstanding foreign exchange contracts:

Settlement Date	Foreign Currency Units to Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Sold:
5/2/2012	6,961,609 Brazilian Real	$3,688,660	$36,478
5/2/2012	112,458,533 Hong Kong Dollar	$14,495,255	$654
5/3/2012	358,422 Brazilian Real	$187,803	$(232)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$36,900

Net Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net.”

1	Non-income producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3	Affiliated holdings.
4	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2012, these restricted securities amounted to $71,797,499, which represented 1.2% of total net assets.
5	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2012, these liquid restricted securities amounted to $37,295,645, which represented 0.6% of total net assets.
6	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
7	7-Day net yield.
8	All or a portion of this security is held as collateral for securities lending.
9	Also represents cost for federal tax purposes.
10	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2012.

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7

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2012, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$3,713,624,477	$42,724,246[1]	$9,363,456	$3,765,712,179
International	1,041,637,011	681,800,393[2]	—	1,723,437,404
Preferred Stocks
Domestic	—	—	0	0
Debt Securities:
Corporate Bonds	—	29,892,769	—	29,892,769
Warrants	—	22,509,574	—	22,509,574
Mutual Fund	719,095,916	—	—	719,095,916
TOTAL SECURITIES	$5,474,357,404	$776,926,982	$9,363,456	$6,260,647,842
OTHER FINANCIAL INSTRUMENTS[3]	$36,900	$ —	$ —	$36,900
1	Includes $29,165,320 of securities transferred from Level 1 to Level 2 because securities ceased trading during the period and fair values were obtained using valuation techniques utilizing observable market data. Transfers shown represent the value of the security at the beginning of the period.
2	Includes $1,234,176 of a security transferred from Level 1 to Level 2 because securities ceased trading during the period and fair values were obtained using valuation techniques utilizing observable market data. Transfer shown represents the value of the security at the beginning of the period.
3	Other financial instruments include foreign exchange contracts.

The following acronyms are used throughout this portfolio:

ADR	— American Depositary Receipt
GDR	— Global Depository Receipt

See Notes which are an integral part of the Financial Statements

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8

Financial Highlights – Class R Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2012	Year Ended October 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$4.93	$5.27	$4.23	$3.81	$7.03	$6.08
Income From Investment Operations:
Net investment income (loss)	(0.03)[1]	(0.05)[1]	0.02[1]	(0.00)[1,2]	(0.03)[1]	(0.04)[1]
Net realized and unrealized gain (loss) on investments, written options, futures contracts, short sales and foreign currency transactions	0.61	(0.26)	1.03	0.42	(2.56)	1.73
TOTAL FROM INVESTMENT OPERATIONS	0.58	(0.31)	1.05	0.42	(2.59)	1.69
Less Distributions:
Distributions from net investment income	—	(0.03)	(0.01)	—	—	—
Distributions from net realized gain on investments and foreign currency transactions	(0.09)	(0.00)[2]	—	—	(0.63)	(0.74)
TOTAL DISTRIBUTIONS	(0.09)	(0.03)	(0.01)	—	(0.63)	(0.74)
Net Asset Value, End of Period	$5.42	$4.93	$5.27	$4.23	$3.81	$7.03
Total Return[3]	12.12%	(5.88)%	24.81%	11.02%	(40.23)%	31.07%
Ratios to Average Net Assets:
Net expenses	1.95%[4,5]	1.95%[5]	1.95%[5]	1.95%[5]	1.95%[5]	1.95%[5]
Net expenses excluding dividends and other expenses related to short sales	1.95%[4,5]	1.95%[5]	1.95%[5]	1.95%[5]	1.95%[5]	1.95%[5]
Net investment income (loss)	(1.06)%[4]	(0.99)%	0.39%	(0.12)%	(0.56)%	(0.63)%
Expense waiver/reimbursement[6]	0.53%[4]	0.54%	0.54%	0.53%	0.49%	0.48%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,106,152	$3,001,225	$3,621,789	$3,168,922	$3,051,697	$5,432,110
Portfolio turnover	25%	64%	54%	91%	78%	49%
Semi-Annual Shareholder Report
9

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.95%, 1.95%. 1.95%, 1.95%, 1.95% and 1.95% after taking into account these expense reductions for the six months ended April 30, 2012, and the years ended October 31, 2011, 2010, 2009, 2008 and 2007, respectively. The net expense ratios excluding dividends and other expenses related to short sales are also calculated without reduction for these fees paid indirectly for expense offset arrangements.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

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10

Statement of Assets and Liabilities

April 30, 2012 (unaudited)

Assets:
Total investment in securities, at value including $369,002,029 of securities loaned, $719,095,916 of an investment in an affiliated holding and $657,342,955 of investments in affiliated companies (Note 5) (identified cost $4,712,822,977)		$6,260,647,842
Cash denominated in foreign currencies (identified cost $1,172,588)		1,166,875
Income receivable		4,376,182
Receivable for investments sold		49,485,807
Receivable for shares sold		2,986,602
Unrealized appreciation on foreign exchange contracts		37,132
TOTAL ASSETS		6,318,700,440
Liabilities:
Payable to adviser (Note 5)	$1,177
Payable for investments purchased	63,291,725
Payable for shares redeemed	12,700,495
Unrealized depreciation on foreign exchange contracts	232
Payable for collateral due to broker for securities lending	393,057,777
Payable for capital gains taxes withheld	1,273,497
Payable for Directors'/Trustees' fees	9,772
Payable for distribution services fee (Note 5)	1,049,596
Payable for shareholder services fee (Note 5)	2,982,547
Accrued expenses	2,456,581
TOTAL LIABILITIES		476,823,399
Net assets for 1,086,141,119 shares outstanding		$5,841,877,041
Net Assets Consist of:
Paid-in capital		$4,133,716,229
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		1,547,886,428
Accumulated net realized gain on investments, futures contracts and foreign currency transactions		192,478,616
Accumulated net investment income (loss)		(32,204,232)
TOTAL NET ASSETS		$5,841,877,041
Semi-Annual Shareholder Report
11

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($2,018,913,999 ÷ 372,526,637 shares outstanding), no par value, unlimited shares authorized	$5.42
Offering price per share (100/94.50 of $5.42)	$5.74
Redemption proceeds per share	$5.42
Class B Shares:
Net asset value per share ($256,332,646 ÷ 50,371,314 shares outstanding), no par value, unlimited shares authorized	$5.09
Offering price per share	$5.09
Redemption proceeds per share (94.50/100 of $5.09)	$4.81
Class C Shares:
Net asset value per share ($460,478,345 ÷ 90,522,125 shares outstanding), no par value, unlimited shares authorized	$5.09
Offering price per share	$5.09
Redemption proceeds per share (99.00/100 of $5.09)	$5.04
Class R Shares:
Net asset value per share ($3,106,152,051 ÷ 572,721,043 shares outstanding), no par value, unlimited shares authorized	$5.42
Offering price per share	$5.42
Redemption proceeds per share (99.80/100 of $5.42)	$5.41

See Notes which are an integral part of the Financial Statements

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12

Statement of Operations

Six Months Ended April 30, 2012 (unaudited)

Investment Income:
Dividends (including $69,824 received from an affiliated holding and $2,495,168 received from affiliated companies (Note 5) and net of foreign taxes withheld of $1,224,081)		$22,684,526
Interest (including income on securities loaned of $1,959,481)		2,573,338
TOTAL INCOME		25,257,864
Expenses:
Investment adviser fee (Note 5)	$40,444,866
Administrative fee (Note 5)	2,212,817
Custodian fees	1,407,608
Transfer and dividend disbursing agent fees and expenses (Note 2)	4,725,340
Directors'/Trustees' fees	24,800
Auditing fees	18,921
Legal fees	2,855
Portfolio accounting fees	104,055
Distribution services fee (Note 5)	12,666,358
Shareholder services fee (Note 5)	7,070,349
Account administration fee (Note 2)	13,539
Share registration costs	44,789
Printing and postage	250,038
Insurance premiums	5,678
Miscellaneous	25,612
Interest expense	1,115
TOTAL EXPENSES	69,018,740
Semi-Annual Shareholder Report
13

Statement of Operations — continued
Waivers, Reimbursements and Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(4,257,354)
Waiver of administrative fee (Note 5)	(52,919)
Waiver of distribution services fee (Note 5)	(7,095,948)
Reimbursement of shareholder services fee (Note 5)	(113,147)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(37,276)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		$(11,556,644)
Net expenses			$57,462,096
Net investment income (loss)			(32,204,232)
Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency (including realized gain of $68,048,443 on sale of investments in affiliated holdings (Note 5) and foreign taxes withheld of $21,831)			234,569,012
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			456,421,553
Net realized and unrealized gain on investments and foreign currency transactions			690,990,565
Change in net assets resulting from operations			$658,786,333

See Notes which are an integral part of the Financial Statements

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14

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2012	Year Ended 10/31/2011
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(32,204,232)	$(73,289,475)
Net realized gain on investments and foreign currency transactions	234,569,012	845,883,977
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	456,421,553	(1,116,013,448)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	658,786,333	(343,418,946)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	—	(15,556,814)
Class B Shares	—	(253,171)
Class C Shares	—	(803,794)
Class R Shares	—	(22,840,571)
Distributions from net realized gain on investments
Class A Shares	(37,360,603)	(19,173)
Class B Shares	(5,896,217)	(312)
Class C Shares	(9,766,246)	(991)
Class R Shares	(56,939,036)	(28,151)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(109,962,102)	(39,502,977)
Share Transactions:
Proceeds from sale of shares	253,471,062	763,905,692
Net asset value of shares issued to shareholders in payment of distributions declared	103,024,245	36,595,371
Cost of shares redeemed	(860,533,417)	(1,865,805,782)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(504,038,110)	(1,065,304,719)
Change in net assets	44,786,121	(1,448,226,642)
Net Assets:
Beginning of period	5,797,090,920	7,245,317,562
End of period (including undistributed net investment income/accumulated net investment income (loss) of $(32,204,232) and $0, respectively)	$5,841,877,041	$5,797,090,920

See Notes which are an integral part of the Financial Statements

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15

Notes to Financial Statements

April 30, 2012 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 13 portfolios. The financial statements included herein are only those of Federated Kaufmann Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class R Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares, Class B Shares and Class C Shares are presented separately. The investment objective of the Fund is to provide capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

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If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

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The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

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Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares and Class R Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. For the six months ended April 30, 2012, transfer and dividend disbursing agent fees and account administration fees for the Fund were as follows:

	Transfer and Dividend Disbursing Agent Fees Incurred	Account Administration Fees Incurred
Class A Shares	$1,662,826	$12,377
Class B Shares	230,753	—
Class C Shares	396,164	1,162
Class R Shares	2,435,597	—
TOTAL	$4,725,340	$13,539

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2012, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

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When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund enters into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $15,937 and $5,789, respectively. This is based on the contracts held as of each month-end throughout the six month period.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

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Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2012, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$369,002,029	$393,057,777

Short Sales

In a short sale, the Fund sells a security it does not own in anticipation of a decline in the fair market value of the security. When the Fund sells a security short, it must borrow the security in order to deliver it at the completion of the sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.

The Fund has an obligation to replace the borrowed security (e.g., to purchase the security at a future date and deliver it to the lender of the security). While the security is borrowed, the proceeds from the sale are deposited with the lender (“Prime Broker”). The Fund may incur two types of expenses from short sales: borrowing expenses and dividend expenses. Borrowing expenses may occur because the Fund may be obligated to pay fees to the Prime Broker on borrowed securities. This fee is normally based upon the market value of the borrowed security and is dependent upon the availability of the security. Dividend expenses may occur because the Fund has to pay the Prime Broker the equivalent of any dividends earned on the borrowed security.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

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Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at April 30, 2012, is as follows:

Security	Acquisition Date	Cost	Market Value
Apollo Investment Fund V	5/18/2001	$0	$3,526,461
Conceptus, Inc.	8/11/2005	$4,500,000	$11,731,250
Conceptus, Inc.	4/10/2001	$5,000,000	$13,407,148
Cortek, Inc.	2/29/2000	$0	$0
Cortek, Inc., Conv. Pfd., Series D2	3/31/2003	$0	$0
Cortex, Inc., Pfd., Series D	6/18/2001	$0	$0
Denovo Ventures I LP	3/9/2000	$2,888,396	$1,186,044
Expand Networks Ltd.	9/22/2000	$2,500,000	$0
FA Private Equity Fund IV LP	3/4/2002	$380,354	$748,484
Infrastructure Fund	8/11/2000	$404,496	$0
Latin Healthcare Fund	11/28/2000	$0	$314,767
Multiplex, Inc., Pfd., Series C	2/22/2001	$5,000,001	$0
Peachtree Leadscope LLC, Class A and B	4/30/2002	$3,000,000	$0
Peachtree Leadscope LLC, Class C	6/30/2000	$712,054	$3,250,000
Peachtree Open Networks	10/5/2000	$892,599	$0
Peachtree Velquest	9/14/2000	$494,382	$337,700
Sensable Technologies, Inc.	10/15/2004	$0	$0

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$37,132	Unrealized depreciation on foreign exchange contracts	$232
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The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2012

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(219,440)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$41,726

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2012		Year Ended 10/31/2011
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	37,849,064	$192,217,985	98,824,715	$516,747,402
Shares issued to shareholders in payment of distributions declared	7,318,704	34,837,030	2,507,026	13,688,361
Shares redeemed	(78,905,363)	(396,966,611)	(163,851,163)	(870,540,365)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(33,737,595)	$(169,911,596)	(62,519,422)	$(340,104,602)
	Six Months Ended 4/30/2012		Year Ended 10/31/2011
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	1,039,227	$4,969,075	3,793,204	$19,214,651
Shares issued to shareholders in payment of distributions declared	1,223,197	5,467,692	44,017	227,570
Shares redeemed	(16,858,520)	(79,925,265)	(34,331,522)	(172,846,233)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(14,596,096)	$(69,488,498)	(30,494,301)	$(153,404,012)
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	Six Months Ended 4/30/2012		Year Ended 10/31/2011
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	3,146,559	$14,824,625	9,418,288	$47,966,563
Shares issued to shareholders in payment of distributions declared	1,739,345	7,774,872	122,226	631,908
Shares redeemed	(20,952,361)	(98,684,563)	(39,974,916)	(201,008,903)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(16,066,457)	$(76,085,066)	(30,434,402)	$(152,410,432)
	Six Months Ended 4/30/2012		Year Ended 10/31/2011
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	8,201,493	$41,459,377	33,245,133	$179,977,076
Shares issued to shareholders in payment of distributions declared	11,542,994	54,944,651	4,030,627	22,047,532
Shares redeemed	(56,260,449)	(284,956,978)	(115,185,739)	(621,410,281)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(36,515,962)	$(188,552,950)	(77,909,979)	$(419,385,673)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(100,916,110)	$(504,038,110)	(201,358,104)	$(1,065,304,719)

Redemption Fee

The Fund's Class R Shares imposes a redemption fee of 0.20% on the redemption price of the Fund's Class R Shares redeemed, if such shares were purchased after February 1, 1985. The redemption fee is applied to the Fund's Class R Shares expenses for providing redemption services, including, but not limited to: transfer agent fees; postage; printing; telephone; and related employment costs. Any excess fee proceeds are added to the Fund's assets. Shares acquired through employer-sponsored retirement plans will not be subject to the redemption fee. However, if shares are purchased for a retirement plan account through a broker, financial institution or other intermediary maintaining an omnibus account for the shares, the waiver may not apply. In addition, this waiver does not apply to individual retirement accounts, such as Traditional, Roth and SEP-IRAs. For the six months ended April 30, 2012 and the year ended October 31, 2011, redemption fees of $355,225 and $646,227 were imposed to cover the cost of redemptions.

4. FEDERAL TAX INFORMATION

At April 30, 2012, the cost of investments for federal tax purposes was $4,712,822,977. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/ depreciation resulting from changes in foreign currency exchange rates and outstanding foreign currency commitments was $1,547,824,865. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,698,752,941 and net unrealized depreciation from investments for those securities having an excess of cost over value of $150,928,076.

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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.425% of the Fund's average daily net assets. Pursuant to the settlement of certain litigation, the Adviser has agreed, for a period continuing through June 30, 2022, to waive its investment advisory fee so that such fee will not exceed 1.275%. Also as part of the settlement agreement, effective July 1, 2012 and continuing through June 30, 2022, the Adviser has agreed to further waive the advisory fee by an additional 0.02%, 0.04%, 0.06% or 0.07% if the Fund's net assets exceed eight, nine, ten or twelve billion dollars, respectively. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2012, the Adviser voluntarily waived $3,966,977 of its fee.

Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2012, the Sub-Adviser earned a fee of $33,349,276.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2012, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $52,919 of its fee.

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Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2012, distribution services fees for the Fund were as follows:

	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$2,443,320	$(1,286,354)
Class B Shares	1,013,171	—
Class C Shares	1,742,318	(193,550)
Class R Shares	7,467,549	(5,616,044)
TOTAL	$12,666,358	$(7,095,948)

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2012, FSC retained $2,817,810 of fees paid by the Fund.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2012, FSC retained $34,986 in sales charges from the sale of Class A Shares. FSC also retained $53,970 of CDSC relating to redemptions of Class B Shares and $13,936 relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $8,412 of Service Fees for the six months ended April 30, 2012.

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Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended April 30, 2012, Service Fees for the Fund were as follows:

	Service Fees Incurred	Service Fees Reimbursed
Class A Shares	$2,419,719	$ —
Class B Shares	337,724	(113,147)
Class C Shares	579,611	—
Class R Shares	3,733,295	—
TOTAL	$7,070,349	$(113,147)

For the six months ended April 30, 2012, FSSC received $2,355,217 of fees paid by the Fund.

Commitments and Contingencies

In the course of pursuing its investment objective, the Fund may invest in limited partnerships and limited liability companies. These entities often require the Fund to commit to a total dollar amount to be invested. The investments are usually made in installments over a period of time. At April 30, 2012, the Fund had total commitments to limited partnerships and limited liability companies of $35,173,400; of this amount, $34,044,996 was invested by the Fund leaving the Fund contingently liable for additional investments of $1,128,404.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding dividends and other expenses related to short sales) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.95%, 2.50%, 2.50% and 1.95% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the six months ended April 30, 2012, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $3,654,521 and $6,867,464, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

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Transactions Involving Affiliated Companies and Affiliated Holdings

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the six months ended April 30, 2012, were as follows:

Affiliates	Balance of Shares Held 10/31/2011	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2012	Value	Dividend Income
*Alkermes, Inc.	5,818,897	589,166	2,782,307	3,625,756	$62,725,579	$ —
CETIP SA – Mercados Organizado	21,640,000	1,175,324	1,399,969	21,415,355	329,968,248	2,215,561
Conceptus, Inc.	625,000	—	—	625,000	11,731,250	—
Conceptus, Inc.	714,286	—	—	714,286	13,407,148	—
Conceptus, Inc.	386,174	—	—	386,174	7,248,486	—
Corcept Therapeutics, Inc.	2,278,165	—	—	2,278,165	8,520,337	—
Corcept Therapeutics, Inc.	1,375,000	1,005,254	—	2,380,254	8,902,150	—
Corcept Therapeutics, Inc., 3/29/2015	797,358	—	—	797,358	1,207,838	—
*Cubist Pharmaceuticals, Inc.	4,250,000	—	1,380,000	2,870,000	121,343,600	—
Dexcom, Inc.	3,717,624	—	108,673	3,608,951	35,331,630	—
Dexcom, Inc.	126,065	—	—	126,065	1,234,176	—
Dyax Corp.	15,200,000	—	—	15,200,000	24,776,000	—
ExamWorks Group Inc.	3,000,000	1,343,617	423,617	3,920,000	45,628,800	—
*Insulet Corp.	1,834,871	—	234,871	1,600,000	28,576,000	—
*Insulet Corp., Conv. Bond, 3.75, 6/15/2016	14,630,000	—	—	14,630,000	15,012,867	—
*Insulet Corp., Conv. Bond, 5.375, 6/15/2013	12,670,000	—	—	12,670,000	14,879,902	—
Progenics Pharmaceuticals, Inc.	5,246,193	—	—	5,246,193	57,655,661	—
Protalix Biotherapeutics, Inc.	5,400,000	600,000	—	6,000,000	41,700,000	—
Repligen Corp.	2,998,043	—	298,043	2,700,000	11,907,000	—
*Restoque Comercio e Confeccoes de Roupas SA	3,698,035	—	2,008,035	1,690,000	32,618,157	279,607
Sensable Technologies, Inc.	3,751,199	—	—	3,751,199	—	—
Soteira, Inc.	274	—	—	274	—	—
Soteira, Inc. Pfd.	958,744	—	—	958,744	—	—
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Affiliates	Balance of Shares Held 10/31/2011	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2012	Value	Dividend Income
TNS, Inc.	2,964,645	—	115,418	2,849,227	58,124,231	—
*Vical, Inc.	7,048,500	2,664,209	6,108,491	3,604,218	11,245,160	—
TOTAL OF AFFILIATED COMPANIES	121,129,073	7,377,570	14,859,424	113,647,219	943,744,220	2,495,168
*	At April 30, 2012, the Fund no longer has ownership of at least 5% of the voting shares.

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended April 30, 2012, the Adviser reimbursed $290,377. Transactions involving the affiliated holding during the six months ended April 30, 2012, were as follows:

Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 10/31/2011	511,911,319
Purchases/Additions	2,052,995,607
Sales/Reductions	1,845,811,010
Balance of Shares Held 4/30/2012	719,095,916
Value	$719,095,916
Dividend Income	$69,824

6. EXPENSE Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended April 30, 2012, the Fund's expenses were reduced by $37,276 under these arrangements.

7. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2012, were as follows:

Purchases	$1,437,988,889
Sales	$2,347,204,583

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8. CONCENTRATION OF RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At April 30, 2012, the diversification of countries was as follows:

Country	Percentage of Net Assets
United States	65.4%
Bermuda	8.5%
Ireland	2.8%
Italy	2.5%
Spain	2.2%
Luxembourg	2.2%
India	1.8%
British Virgin Islands	1.6%
Netherlands	1.4%
Cayman Islands	1.3%
Chile	0.9%
Germany	0.9%
Israel	0.9%
Singapore	0.8%
Colombia	0.6%
Isle of Man	0.4%
Switzerland	0.3%
Mexico	0.2%
United Kingdom	0.2%

9. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2012, there were no outstanding loans. During the six months ended April 30, 2012, the Fund did not utilize the LOC.

10. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2012, there were no outstanding loans. During the six months ended April 30, 2012, the program was not utilized.

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11. Legal Proceedings

Since February 2004, Federated Investors, Inc. and related entities (collectively, “Federated”), had been named as defendants in several lawsuits in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving the Fund. Without admitting the validity of any claim, in April 2011, Federated reached a final settlement to resolve this lawsuit resulting in no material adverse effect on Federated or the Fund.

12. recent accounting pronouncements

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-03 is not expected to have a material impact on the Fund's financial statements and the accompanying notes, net assets or results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-04 is not expected to have a material impact on the Fund's financial statements and the accompanying notes.

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments and redemption/exchange fees; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2011 to April 30, 2012.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments, or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2011	Ending Account Value 4/30/2012	Expenses Paid During Period[1]
Actual	$1,000	$1,121.20	$10.28
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,015.17	$9.77
1	Expenses are equal to the Fund's annualized net expense ratio of 1.95%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period).

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Evaluation and Approval of Advisory Contract – May 2011

Federated kaufmann fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2011. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board also considered that the longevity and experience of the Fund's portfolio management team and their unique approach to investing may limit the utility of comparisons to other equity mutual funds. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

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With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In Semi-Annual Shareholder Report

35

addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time. In this regard, the Senior Officer's Evaluation noted that the Board is aware that the Fund is a relatively more expensive fund for the Adviser to manage than other Federated equity funds and that the Fund has for long periods in the past been significantly and consistently above median in its investment performance. The Board agreed to monitor future developments and review changes in industry practices or competitive initiatives.

In connection with its discussion of the Senior Officer's Evaluation, the Board reviewed and discussed substantial other data which related to the Fund, including reports of an independent, third-party service provider which give further explanation of the relative performance of the Fund. The Board also Semi-Annual Shareholder Report

36

considered and discussed oral and written information requested of and provided by representatives of Federated's senior management describing and analyzing both relative and absolute performance of the Fund over its operating history, the uniqueness of its investment style and the quality and consistency of the Fund's investment management process and investment professionals.

The Board also considered that on April 28, 2011, the adviser reached a final settlement to resolve the consolidated cases involving the fees being charged to the Federated Kaufmann Fund.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Federated Kaufmann Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

CUSIP 314172644

2090162 (6/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Semi-Annual Shareholder Report
April 30, 2012

Share Class	Ticker
A	KLCAX
C	KLCCX
R	KLCKX
Institutional	KLCIX

Federated Kaufmann Large Cap Fund

Fund Established 2007

A Portfolio of Federated Equity Funds

Not FDIC Insured May Lose Value No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)

At April 30, 2012, the Fund's sector composition1 was as follows:

Sector Composition	Percentage of Total Net Assets
Information Technology	30.2%
Consumer Discretionary	15.7%
Health Care	15.1%
Industrials	10.8%
Financials	10.3%
Energy	6.7%
Materials	6.0%
Consumer Staples	0.8%
Cash Equivalents[2]	4.7%
Other Assets and Liabilities — Net[3]	(0.3)%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments

April 30, 2012 (unaudited)

Shares			Value
		COMMON STOCKS – 95.6%
		Consumer Discretionary – 15.7%
407,600	[1]	Central European Media Enterprises Ltd., Class A	3,224,116
3,115,500	[1]	Genting Singapore PLC	4,340,062
213,000		Johnson Controls, Inc.	6,809,610
124,429		Las Vegas Sands Corp.	6,904,565
96,500	[1]	Lululemon Athletica Inc.	7,154,510
291,800	[1]	Melco PBL Entertainment (Macau) Ltd., ADR	4,528,736
1,131,700	[1]	Prada Holding SpA	7,648,161
164,600		Starbucks Corp.	9,444,748
69,300		Target Corp.	4,015,242
		TOTAL	54,069,750
		Consumer Staples – 0.8%
2,205,300	[1]	Sun Art Retail Group, Ltd.	2,931,014
		Energy – 6.7%
153,300		Canadian Natural Resources Ltd.	5,327,175
166,400		Cenovus Energy, Inc.	6,032,000
64,500		Occidental Petroleum Corp.	5,883,690
81,500		Schlumberger Ltd.	6,042,410
		TOTAL	23,285,275
		Financials – 10.3%
36,700		BlackRock, Inc.	7,030,986
138,600		Capital One Financial Corp.	7,689,528
46,500		Goldman Sachs Group, Inc.	5,354,475
187,200		JPMorgan Chase & Co.	8,045,856
218,500		Wells Fargo & Co.	7,304,455
		TOTAL	35,425,300
		Health Care – 15.1%
61,000	[1]	Biogen Idec, Inc.	8,174,610
139,800	[1]	Express Scripts Holding Co.	7,799,442
210,000	[1]	Gilead Sciences, Inc.	10,922,100
61,720		UnitedHealth Group, Inc.	3,465,578
93,000	[1]	Varian Medical Systems, Inc.	5,898,060
358,000	[1]	Warner Chilcott PLC	7,786,500
106,700	[1]	Watson Pharmaceuticals, Inc.	8,040,912
		TOTAL	52,087,202
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Shares			Value
		Industrials – 10.8%
88,800		Caterpillar, Inc.	9,125,976
182,700		Expeditors International Washington, Inc.	7,308,000
73,200		FedEx Corp.	6,459,168
210,000	[1]	Owens Corning, Inc.	7,213,500
40,000		Precision Castparts Corp.	7,054,800
		TOTAL	37,161,444
		Information Technology – 30.2%
374,400		Amadeus IT Holding SA	7,653,201
13,000		Apple, Inc.	7,595,120
95,400	[1]	Citrix Systems, Inc.	8,167,194
135,800	[1]	eBay, Inc.	5,574,590
10,300	[1]	Google, Inc.	6,233,869
156,000		Intel Corp.	4,430,400
126,429	[1,2,3]	Mail.RU Group Ltd., Series 144A, GDR	5,468,054
13,300		Mastercard, Inc.	6,015,191
210,000		Microsoft Corp.	6,724,200
424,500	[1]	NXP Semiconductors NV	10,973,325
150,900		Qualcomm, Inc.	9,633,456
44,734	[1]	Salesforce.com, Inc.	6,966,426
395,219	[1]	Vantiv, Inc.	8,900,332
56,500		Visa, Inc., Class A	6,948,370
334,000	[1]	Zynga, Inc.	2,785,560
		TOTAL	104,069,288
		Materials – 6.0%
108,000		BASF SE	8,897,487
5,113,700	[1]	Mongolian Mining Corp.	4,096,759
107,600		Syngenta AG, ADR	7,535,228
		TOTAL	20,529,474
		TOTAL COMMON STOCKS (IDENTIFIED COST $273,440,413)	329,558,747
		MUTUAL FUND – 4.7%
16,290,195	[4,5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.20% (AT NET ASSET VALUE)	16,290,195
		TOTAL INVESTMENTS — 100.3% (IDENTIFIED COST $289,730,608)[6]	345,848,942
		OTHER ASSETS AND LIABILITIES - NET — (0.3)%[7]	(1,069,678)
		TOTAL NET ASSETS — 100%	$344,779,264

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At April 30, 2012, the Fund had the following outstanding foreign exchange contracts:

Settlement Date	Foreign Currency Units to Deliver/ Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
5/3/2012	1,065,372 Singapore Dollar	$861,533	$(627)
Contracts Sold:
5/2/2012	4,667,337 Hong Kong Dollar	$601,593	$27
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(600)

Net Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities – Net.”

1	Non-income producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2012, this restricted security amounted to $5,468,054, which represented 1.6% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2012, this liquid restricted security amounted to $5,468,054, which represented 1.6% of total net assets.
4	Affiliated holding.
5	7-Day net yield.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2012.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

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The following is a summary of the inputs used, as of April 30, 2012, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$237,074,519	$ —	$ —	$237,074,519
International	51,449,490	41,034,738	—	92,484,228
Mutual Fund	16,290,195	—	—	16,290,195
TOTAL SECURITIES	$304,814,204	$41,034,738	$ —	$345,848,942
OTHER FINANCIAL INSTRUMENTS*	$(600)	$ —	$ —	$(600)
*	Other financial instruments include foreign exchange contracts.

The following acronyms are used throughout this portfolio:

ADR	— American Depositary Receipt
GDR	— Global Depository Receipt

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2012	Year Ended October 31,			Period Ended 10/31/2008[1]
		2011	2010	2009
Net Asset Value, Beginning of Period	$11.07	$10.53	$8.69	$6.88	$10.00
Income From Investment Operations:
Net investment income (loss)	(0.03)[2]	(0.04)[2]	0.09[2]	0.05[2]	0.03[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.71	0.63	1.75	1.78	(3.15)
TOTAL FROM INVESTMENT OPERATIONS	1.68	0.59	1.84	1.83	(3.12)
Less Distributions:
Distributions from net investment income	—	(0.05)	(0.00)[3]	(0.02)	—
Distributions from net realized gain on investments and foreign currency transactions	(0.45)	(0.00)[3]	—	—	—
TOTAL DISTRIBUTIONS	(0.45)	(0.05)	(0.00)[3]	(0.02)	—
Net Asset Value, End of Period	$12.30	$11.07	$10.53	$8.69	$6.88
Total Return[4]	15.84%	5.63%	21.18%	26.68%	(31.20)%
Ratios to Average Net Assets:
Net expenses	1.50%[5]	1.50%[6]	1.50%[6]	1.50%[6]	1.50%[5]
Net investment income (loss)	(0.46)%[5]	(0.37)%	0.94%	0.67%	0.37%[5]
Expense waiver/reimbursement[7]	0.52%[5]	0.56%	0.75%	1.26%	1.88%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$142,545	$140,128	$89,815	$60,203	$31,156
Portfolio turnover	45%	128%	69%	170%	70%
1	Reflects operations for the period from December 5, 2007 (date of initial investment) to October 31, 2008.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.50%, 1.49% and 1.50% for the years ended October 31, 2011, 2010 and 2009, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

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6

Financial Highlights – Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2012	Year Ended October 31,			Period Ended 10/31/2008[1]
		2011	2010	2009
Net Asset Value, Beginning of Period	$10.82	$10.33	$8.60	$6.85	$10.00
Income From Investment Operations:
Net investment income (loss)	(0.07)[2]	(0.13)[2]	0.01[2]	(0.01)[2]	(0.04)[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.67	0.62	1.72	1.76	(3.11)
TOTAL FROM INVESTMENT OPERATIONS	1.60	0.49	1.73	1.75	(3.15)
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	(0.45)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.45)	—	—	—	—
Net Asset Value, End of Period	$11.97	$10.82	$10.33	$8.60	$6.85
Total Return[3]	15.45%	4.74%	20.12%	25.55%	(31.50)%
Ratios to Average Net Assets:
Net expenses	2.34%[4]	2.33%[5]	2.34%[5]	2.32%[5]	2.33%[4]
Net investment income (loss)	(1.27)%[4]	(1.20)%	0.14%	(0.12)%	(0.46)%[4]
Expense waiver/reimbursement[6]	0.42%[4]	0.48%	0.68%	1.19%	1.82%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$82,501	$69,810	$47,002	$32,721	$16,307
Portfolio turnover	45%	128%	69%	170%	70%
1	Reflects operations for the period from December 5, 2007 (date of initial investment) to October 31, 2008.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 2.33%, 2.33% and 2.31% for the years ended October 31, 2011, 2010 and 2009, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Class R Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2012	Year Ended October 31,			Period Ended 10/31/2008[1]
		2011	2010	2009
Net Asset Value, Beginning of Period	$10.91	$10.40	$8.63	$6.87	$10.00
Income From Investment Operations:
Net investment income (loss)	(0.05)[2]	(0.07)[2]	0.08[2]	0.01[2]	(0.01)[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.68	0.61	1.69	1.78	(3.12)
TOTAL FROM INVESTMENT OPERATIONS	1.63	0.54	1.77	1.79	(3.13)
Less Distributions:
Distributions from net investment income	—	(0.03)	—	(0.03)	—
Distributions from net realized gain on investments and foreign currency transactions	(0.45)	(0.00)[3]	—	—	—
TOTAL DISTRIBUTIONS	(0.45)	(0.03)	—	(0.03)	—
Net Asset Value, End of Period	$12.09	$10.91	$10.40	$8.63	$6.87
Total Return[4]	15.61%	5.20%	20.51%	26.12%	(31.30)%
Ratios to Average Net Assets:
Net expenses	1.95%[5]	1.95%[6]	1.95%[6]	1.95%[6]	1.95%[5]
Net investment income (loss)	(0.89)%[5]	(0.65)%	0.88%	0.06%	(0.08)%[5]
Expense waiver/reimbursement[7]	0.47%[5]	0.55%	0.71%	1.14%	1.88%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$19,099	$16,393	$1,901	$332	$2
Portfolio turnover	45%	128%	69%	170%	70%
1	Reflects operations for the period from December 5, 2007 (date of initial investment) to October 31, 2008.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.95%, 1.94% and 1.95% for the years ended October 31, 2011, 2010 and 2009, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2012	Year Ended October 31,			Period Ended 10/31/2008[1]
		2011	2010	2009
Net Asset Value, Beginning of Period	$11.13	$10.58	$8.73	$6.90	$10.00
Income From Investment Operations:
Net investment income (loss)	(0.01)[2]	(0.01)[2]	0.16[2]	0.07[2]	0.05[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.72	0.63	1.70	1.79	(3.15)
TOTAL FROM INVESTMENT OPERATIONS	1.71	0.62	1.86	1.86	(3.10)
Less Distributions:
Distributions from net investment income	—	(0.07)	(0.01)	(0.03)	—
Distributions from net realized gain on investments and foreign currency transactions	(0.45)	(0.00)[3]	—	—	—
TOTAL DISTRIBUTIONS	(0.45)	(0.07)	(0.01)	(0.03)	—
Net Asset Value, End of Period	$12.39	$11.13	$10.58	$8.73	$6.90
Total Return[4]	16.03%	5.89%	21.38%	27.13%	(31.00)%
Ratios to Average Net Assets:
Net expenses	1.25%[5]	1.25%[6]	1.25%[6]	1.25%[6]	1.25%[5]
Net investment income (loss)	(0.19)%[5]	(0.10)%	1.62%	0.95%	0.62%[5]
Expense waiver/reimbursement[7]	0.47%[5]	0.52%	0.68%	1.18%	1.88%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$100,634	$93,222	$54,905	$15,931	$2,446
Portfolio turnover	45%	128%	69%	170%	70%
1	Reflects operations for the period from December 5, 2007 (date of initial investment) to October 31, 2008.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.25%, 1.24% and 1.25% for the years ended October 31, 2011, 2010 and 2009, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

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9

Statement of Assets and Liabilities

April 30, 2012 (unaudited)

Assets:
Total investment in securities, at value including $16,290,195 of investments in an affiliated holding (Note 5) (identified cost $289,730,608)		$345,848,942
Cash denominated in foreign currencies (identified cost $263,233)		263,233
Income receivable		271,733
Receivable for investments sold		634,428
Unrealized appreciation on foreign exchange contracts		27
Receivable for shares sold		1,576,622
Other assets		10,270
TOTAL ASSETS		348,605,255
Liabilities:
Payable for investments purchased	$3,367,463
Payable for shares redeemed	169,942
Unrealized depreciation on foreign exchange contracts	627
Payable for distribution services fee (Note 5)	56,089
Payable for shareholder services fee (Note 5)	88,618
Accrued expenses	143,252
TOTAL LIABILITIES		3,825,991
Net assets for 28,184,633 shares outstanding		$344,779,264
Net Assets Consist of:
Paid-in capital		$278,240,349
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		56,117,316
Accumulated net realized gain on investments and foreign currency transactions		11,370,956
Accumulated net investment income (loss)		(949,357)
TOTAL NET ASSETS		$344,779,264
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10

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($142,545,322 ÷ 11,587,392 shares outstanding), no par value, unlimited shares authorized	$12.30
Offering price per share (100/94.50 of $12.30)	$13.02
Redemption proceeds per share	$12.30
Class C Shares:
Net asset value per share ($82,501,093 ÷ 6,892,848 shares outstanding), no par value, unlimited shares authorized	$11.97
Offering price per share	$11.97
Redemption proceeds per share (99.00/100 of $11.97)	$11.85
Class R Shares:
Net asset value per share ($19,098,884 ÷ 1,580,228 shares outstanding), no par value, unlimited shares authorized	$12.09
Offering price per share	$12.09
Redemption proceeds per share	$12.09
Institutional Shares:
Net asset value per share ($100,633,965 ÷ 8,124,165 shares outstanding), no par value, unlimited shares authorized	$12.39
Offering price per share	$12.39
Redemption proceeds per share	$12.39

See Notes which are an integral part of the Financial Statements

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11

Statement of Operations

Six Months Ended April 30, 2012 (unaudited)

Investment Income:
Dividends (including $4,308 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $106,025)			$1,699,840
Expenses:
Investment adviser fee (Note 5)		$2,296,705
Administrative fee (Note 5)		134,262
Custodian fees		23,563
Transfer and dividend disbursing agent fees and expenses (Note 2)		219,634
Directors'/Trustees' fees		1,756
Auditing fees		19,393
Legal fees		4,463
Portfolio accounting fees		57,628
Distribution services fee (Note 5)		313,111
Shareholder services fee (Note 5)		261,899
Account administration fee (Note 2)		2,725
Share registration costs		56,210
Printing and postage		23,670
Insurance premiums		2,177
Miscellaneous		3,146
TOTAL EXPENSES		3,420,342
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(658,447)
Waiver of administrative fee (Note 5)	(11,610)
Waiver of distribution services fee (Note 5)	(4,354)
Reimbursement of transfer and dividend disbursing agent fees and expenses (Note 2) and (Note 5)	(96,734)
TOTAL WAIVERS AND REIMBURSEMENTS		(771,145)
Net expenses			2,649,197
Net investment income (loss)			(949,357)
Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			14,255,226
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			35,420,712
Net realized and unrealized gain on investments and foreign currency transactions			49,675,938
Change in net assets resulting from operations			$48,726,581

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2012	Year Ended 10/31/2011
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(949,357)	$(1,424,760)
Net realized gain on investments and foreign currency transactions	14,255,226	16,936,568
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	35,420,712	(8,583,489)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	48,726,581	6,928,319
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	—	(535,880)
Class R Shares	—	(6,861)
Institutional Shares	—	(401,071)
Distributions from net realized gain on investments
Class A Shares	(5,472,530)	(230)
Class C Shares	(2,866,442)	—
Class R Shares	(680,325)	(3)
Institutional Shares	(3,696,969)	(173)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(12,716,266)	(944,218)
Share Transactions:
Proceeds from sale of shares	67,472,421	227,200,879
Net asset value of shares issued to shareholders in payment of distributions declared	9,999,826	837,341
Cost of shares redeemed	(88,256,863)	(108,091,891)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(10,784,616)	119,946,329
Change in net assets	25,225,699	125,930,430
Net Assets:
Beginning of period	319,553,565	193,623,135
End of period (including accumulated net investment income (loss) of $(949,357) for the six months ended April 30, 2012 and undistributed net investment income of $0 for the year ended October 31, 2011).	$344,779,264	$319,553,565

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

April 30, 2012 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 13 portfolios. The financial statements included herein are only those of Federated Kaufmann Large Cap Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Class R Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

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Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for Semi-Annual Shareholder Report

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monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class C Shares, Class R Shares and Institutional Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. For the six months ended April 30, 2012, transfer and dividend disbursing agent fees and account administration fees for the Fund were as follows:

	Transfer and Dividend Disbursing Agent Fees Incurred	Transfer and Dividend Disbursing Agent Fees Reimbursed	Account Administration Fees Incurred
Class A Shares	$99,651	$(69,400)	$2,725
Class C Shares	48,776	(1,325)	—
Class R Shares	24,997	—	—
Institutional Shares	46,210	(26,009)	—
TOTAL	$219,634	$(96,734)	$2,725

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

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Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2012, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Foreign Exchange Contracts

The Fund enters into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability Semi-Annual Shareholder Report

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of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

The average value at settlement date payable of foreign exchange contracts purchased by the Fund throughout the period was $3,119. This is based on the contracts held as of each month-end throughout the six month period.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year-end, resulting from changes in the exchange rate.

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$27	Unrealized depreciation on foreign exchange contracts	$627
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The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2012

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$2,072
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(600)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2012		Year Ended 10/31/2011
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	3,446,181	$37,806,441	10,669,802	$119,216,751
Shares issued to shareholders in payment of distributions declared	484,052	5,121,273	44,303	$497,523
Shares redeemed	(5,002,902)	(56,557,385)	(6,585,333)	$(72,988,781)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,072,669)	$(13,629,671)	4,128,772	$46,770,493
	Six Months Ended 4/30/2012		Year Ended 10/31/2011
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	970,592	$10,780,095	3,339,989	$37,039,734
Shares issued to shareholders in payment of distributions declared	192,649	1,990,072	—	—
Shares redeemed	(719,654)	(7,770,498)	(1,439,791)	$(15,675,897)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	443,587	$4,999,669	1,900,198	$21,363,837
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	Six Months Ended 4/30/2012		Year Ended 10/31/2011
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	363,379	$4,023,011	1,573,657	$17,644,634
Shares issued to shareholders in payment of distributions declared	65,353	680,325	618	$6,864
Shares redeemed	(351,722)	(3,876,518)	(253,821)	$(2,723,526)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	77,010	$826,818	1,320,454	$14,927,972
	Six Months Ended 4/30/2012		Year Ended 10/31/2011
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,290,357	$14,862,874	4,683,381	$53,254,760
Shares issued to shareholders in payment of distributions declared	207,533	2,208,156	29,543	$332,954
Shares redeemed	(1,750,583)	(20,052,462)	(1,526,565)	$(16,703,687)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(252,693)	$(2,981,432)	3,186,359	$36,884,027
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(804,765)	$(10,784,616)	10,535,783	$119,946,329

4. FEDERAL TAX INFORMATION

At April 30, 2012, the cost of investments for federal tax purposes was $289,730,608. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates and foreign currency commitments was $56,118,334. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $64,369,682 and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,251,348.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.425% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended April 30, 2012, the Adviser voluntarily waived $656,162 of its fee. In addition, an affiliate of the Adviser reimbursed $96,734 of transfer and dividend disbursing agent fees and expenses.

Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2012, the Sub-Adviser earned a fee of $1,893,774.

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Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2012, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $11,610 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	0.75%
Class R Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2012, distribution services fees for the Fund were as follows:

	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class C Shares	$270,469	$ —
Class R Shares	42,642	(4,354)
TOTAL	$313,111	$(4,354)

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2012, FSC retained $80,296 of fees paid by the Fund. For the six months ended April 30, 2012, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.

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Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2012, FSC retained $28,236 in sales charges from the sale of Class A Shares. FSC also retained $874 of CDSC relating to redemptions of Class A Shares and $4,386 of CDSC related to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended April 30, 2012, Service Fees for the Fund were as follows:

Service Fees Incurred
Class A Shares	$171,743
Class C Shares	90,156
TOTAL	$261,899

For the six months ended April 30, 2012, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class C Shares, Class R Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.50%, 2.34%, 1.95% and 1.25% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

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Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended April 30, 2012, the Adviser reimbursed $2,285. Transactions involving the affiliated holding during the six months ended April 30, 2012, were as follows:

Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 10/31/2011	2,168,171
Purchases/Additions	72,360,934
Sales/Reductions	58,238,910
Balance of Shares Held 4/30/2012	16,290,195
Value	$16,290,195
Dividend Income	$4,308

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2012, were as follows:

Purchases	$144,935,476
Sales	$177,971,555

7. CONCENTRATION OF RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2012, there were no outstanding loans. During the six months ended April 30, 2012, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2012, there were no outstanding loans. During the six months ended April 30, 2012, the program was not utilized.

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10. recent accounting pronouncements

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-03 is not expected to have a material impact on the Fund's financial statements and the accompanying notes, net assets or results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-04 is not expected to have a material impact on the Fund's financial statements and the accompanying notes.

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2011 to April 30, 2012.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2011	Ending Account Value 4/30/2012	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,158.40	$8.05
Class C Shares	$1,000	$1,154.50	$12.53
Class R Shares	$1,000	$1,156.10	$10.45
Institutional Shares	$1,000	$1,160.30	$6.71
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,017.40	$7.52
Class C Shares	$1,000	$1,013.23	$11.71
Class R Shares	$1,000	$1,015.17	$9.77
Institutional Shares	$1,000	$1,018.65	$6.27
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.50%
Class C Shares	2.34%
Class R Shares	1.95%
Institutional Shares	1.25%
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Evaluation and Approval of Advisory Contract – May 2011

Federated kaufmann LARGE CAP fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2011. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board also considered that the longevity and experience of the Fund's portfolio management team and their unique approach to investing may limit the utility of comparisons to other equity mutual funds. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

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With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For both the one- and three-year periods covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees Semi-Annual Shareholder Report

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and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are Semi-Annual Shareholder Report

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reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Federated Kaufmann Large Cap Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

CUSIP 314172446
CUSIP 314172438
CUSIP 314172420
CUSIP 314172412

38631 (6/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Semi-Annual Shareholder Report
April 30, 2012

Share Class	Ticker
A	FKASX
B	FKBSX
C	FKCSX
R	FKKSX

Federated Kaufmann Small Cap Fund

Fund Established 2002

A Portfolio of Federated Equity Funds

Not FDIC Insured May Lose Value No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)

At April 30, 2012, the Fund's sector composition1 was as follows:

Sector Composition	Percentage of Total Net Assets
Health Care	28.2%
Information Technology	24.9%
Consumer Discretionary	20.5%
Industrials	14.7%
Financials	5.6%
Materials	2.1%
Energy	1.2%
Telecommunication Services	1.0%
Consumer Staples	0.5%
Utilities	0.4%
Securities Lending Collateral[2]	12.7%
Other Assets and Liabilities — Net[3]	(11.8)%
TOTAL	100.0%
1	Except for Securities Lending Collateral and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments

April 30, 2012 (unaudited)

Shares			Value
		COMMON STOCKS – 98.6%
		Consumer Discretionary – 20.5%
90,706	[1]	ASOS PLC	2,174,591
525,200	[1]	Acquity Group, ADR	3,030,404
287,396	[1,2]	Ambow Education Holding Ltd., ADR	2,029,016
1,040,119		Arezzo Industria e Comercio SA	16,369,945
288,800	[1]	Brunello Cucinelli SpA	4,587,416
67,840	[1,2]	CafePress, Inc.	1,138,355
1,289,192	[1,2]	Central European Media Enterprises Ltd., Class A	10,197,509
184,500		Cia Hering	4,578,260
190,707		Ctrip.com International Ltd., ADR	4,132,621
301,700		Dick's Sporting Goods, Inc.	15,266,020
362,918	[1]	Gordmans Stores, Inc.	7,708,378
2,138,053	[1]	International Meal Co. Holdings SA	19,539,324
242,400	[1]	LJ International, Inc.	472,680
277,700	[1]	Lululemon Athletica, Inc.	20,588,678
506,252	[1]	Melco PBL Entertainment (Macau) Ltd., ADR	7,857,031
14,416,000		NagaCorp Limited	6,676,542
207,207		National CineMedia, Inc.	2,960,988
415,000	[1]	Orient-Express Hotel Ltd.	4,436,350
135,821	[1]	Penn National Gaming, Inc.	6,109,228
940,470	[1]	Salvatore Ferragamo Italia SpA	22,995,840
5,445,037	[1]	Samsonite International SA	10,513,590
179,864	[1]	Shutterfly, Inc.	5,597,368
113,600	[1]	Tumi Holdings, Inc.	2,893,392
83,100	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	7,327,758
485,000	[1,2,3]	Universal Travel Group	1,343,450
130,000	[1,2]	Vera Bradley, Inc.	3,377,400
182,174	[1]	Vitamin Shoppe Industries, Inc.	8,574,930
654,696	[1]	Yoox SpA	9,353,856
		TOTAL	211,830,920
		Consumer Staples – 0.5%
114,526	[1,2]	Annie's, Inc.	4,556,989
		Energy – 1.2%
64,000		Baytex Energy Corporation	3,379,200
56,600	[1]	Dresser-Rand Group, Inc.	2,755,288
1,931,540	[1,2]	Syntroleum Corp.	1,815,648
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2

Shares			Value
100,000	[2]	Vermilion Energy, Inc.	4,848,914
		TOTAL	12,799,050
		Financials – 5.6%
101,500	[1]	Affiliated Managers Group	11,532,430
1,176,844		Chimera Investment Corp.	3,401,079
462,963	[1,2]	China Housing & Land Development, Inc.	754,630
25,493	[1,4,5]	China Housing & Land Development, Inc.	41,554
1,997,000		Fibra Uno Administracion SA	3,986,043
28,400		Homeowners Choice, Inc.	397,884
457,594		LPS Brasil Consultoria De Imoveis	7,898,037
9,354,200		Manappuram Finance Ltd.	5,318,085
93,000		New York Community Bancorp, Inc.	1,254,570
4,251,000	[1]	Popular, Inc.	7,566,780
714,000		Power Finance Corp.	2,308,549
320,800		Summit Hotel Properties, Inc.	2,681,888
779,000	[1]	Walker & Dunlop, Inc.	10,165,950
		TOTAL	57,307,479
		Health Care – 27.7%
430,940	[1,2]	Achillion Pharmaceuticals, Inc.	2,865,751
253,000	[1,3,4,5]	Adaltis, Inc.	0
59,000	[1,3,4,5]	Adaltis, Inc.	0
641,543	[1,3,5]	Adaltis, Inc.	0
1,925,000	[1]	Alexza Pharmaceuticals, Inc.	1,193,500
1,000,000	[1,2]	Amarin Corporation PLC, ADR	12,210,000
2,163,806	[1,6]	Catalyst Pharmaceutical Partners, Inc.	2,185,444
586,000	[1,2]	Conceptus, Inc.	10,999,220
346,120	[1,6]	Corcept Therapeutics, Inc.	1,294,489
380,007	[1,6]	Corcept Therapeutics, Inc.	1,421,226
660,000	[1]	Cubist Pharmaceuticals, Inc.	27,904,800
573,693	[1]	Dexcom, Inc.	5,616,455
1,700,370	[1]	Dyax Corp.	2,771,603
16,215,400	[1,6]	Dynavax Technologies Corp.	81,239,154
310,000	[1]	Endocyte, Inc.	2,213,400
277,600	[1,2]	Insulet Corp.	4,957,936
556,000	[1,2]	Nektar Therapeutics	4,236,720
1,787,300	[1,6]	Progenics Pharmaceuticals, Inc.	19,642,427
1,960,000	[1,2]	Protalix Biotherapeutics, Inc.	13,622,000
97,400	[1]	Regeneron Pharmaceuticals, Inc.	13,174,324
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3

Shares			Value
657,500	[1]	Repligen Corp.	2,899,575
337,983	[1,2]	Sagent Pharmaceuticals, Inc.	6,080,314
198,500	[1]	Salix Pharmaceuticals Ltd.	9,805,900
684,000	[1,2]	Seattle Genetics, Inc.	13,522,680
1,026,945	[1,2]	Threshold Pharmaceuticals, Inc., Class THL	7,476,160
235,700	[1,3]	Valera Pharmaceuticals, Inc.	0
235,700	[1,3]	Valera Pharmaceuticals, Inc.	0
1,190,812	[1,2]	Vical, Inc.	3,715,333
819,349	[1,2]	Vivus, Inc.	19,844,633
481,800	[1]	Warner Chilcott PLC	10,479,150
2,965,000	[1,2]	YM Biosciences, Inc.	5,159,100
		TOTAL	286,531,294
		Industrials – 14.7%
466,000	[1,2]	Air Lease Corp.	10,960,320
25,377,821		Aramex PJSC	12,437,347
235,327	[1]	Atlas Air Worldwide Holdings, Inc.	10,836,808
106,000		CLARCOR, Inc.	5,090,120
259,475		Chicago Bridge & Iron Co., NV	11,525,879
128,000	[1]	CoStar Group, Inc.	9,329,920
241,000	[1]	Edgen Group, Inc.	2,169,000
47,550	[1]	EnPro Industries, Inc.	1,969,046
44,700	[1]	IHS, Inc., Class A	4,517,829
1,500,000	[1,6]	Innovative Solutions and Support, Inc.	6,120,000
131,963		Kaman Corp., Class A	4,536,888
237,000	[1,2]	MRC Global, Inc.	4,645,200
187,288		MSC Industrial Direct Co.	13,804,998
200,000	[1]	Old Dominion Freight Lines, Inc.	8,894,000
250,000	[1]	Owens Corning, Inc.	8,587,500
151,850	[1]	RPX Corp.	2,623,968
179,700		Ryder System, Inc.	8,754,984
4,258,759	[1,2]	Satcon Technology Corp.	1,788,679
225,000	[1]	Teledyne Technologies, Inc.	14,539,500
300,000		Trinity Industries, Inc.	8,880,000
		TOTAL	152,011,986
		Information Technology – 24.9%
213,779	[1,2]	Brightcove, Inc.	4,008,356
231,777	[1,2]	BroadSoft, Inc.	9,922,373
446,013	[1]	Camelot Information Systems, Inc., ADR	1,311,278
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4

Shares			Value
2,750,000	[1,6]	Cinedigm Digital Cinema Corp.	4,372,500
767,000	[1,6]	Cinedigm Digital Cinema Corp.	1,219,530
400,000	[1]	Commvault Systems, Inc.	20,828,000
552,000	[1,2]	Constant Contact, Inc.	13,341,840
880,900	[1]	Envestnet, Inc.	11,020,059
919,400	[1]	Gilat Satellite Networks	3,769,540
293,348	[1]	hiSoft Technology International Ltd., ADR	4,171,409
90,916	[1]	IPG Photonics Corp.	4,400,334
68,000	[1]	Infoblox, Inc.	1,387,200
257,223	[1,2]	iSoftStone Holdings Ltd., ADR	2,052,640
318,500	[1,2]	Jive Software, Inc.	7,583,485
668,847	[1]	Kenexa Corp.	21,851,231
149,700	[1]	LivePerson, Inc.	2,377,236
86,200	[1]	MA-COM Technology Solutions Holdings, Inc.	1,709,346
155,000	[1]	Mellanox Technologies Ltd.	9,081,450
600,000	[1]	Microsemi Corp.	12,912,000
257,500	[1,2]	Millennial Media, Inc.	4,884,775
1,941,900	[1,2]	Mindspeed Technologies, Inc.	9,728,919
288,663	[1]	Moneygram International, Inc.	4,861,085
367,000	[1]	NIC, Inc.	4,106,730
1,155,749	[1]	Nova Measuring Instruments Ltd.	10,205,264
666,600	[1,2]	OCZ Technology Group, Inc.	3,932,940
150,200	[1,2]	Parametric Technology Corp.	3,241,316
136,200	[1]	Qlik Technologies, Inc.	3,923,922
463,000	[1]	RADWARE Ltd.	17,816,240
280,815	[1]	RDA Microelectronics, Inc., ADR	3,614,089
417,134	[1]	Riverbed Technology, Inc.	8,230,054
96,600	[1,2]	Rubicon Technology, Inc.	912,870
204,500	[1]	STR Holdings, Inc.	781,190
878,000	[1]	Synacor, Inc.	7,278,620
247,300	[1]	Synchronoss Technologies, Inc.	7,740,490
95,648		Syntel, Inc.	5,728,359
238,100	[1]	TNS, Inc.	4,857,240
120,000	[1]	Tangoe, Inc.	2,457,600
682,527	[1]	Telecity Group PLC	8,934,746
85,000	[1,2]	VistaPrint Ltd.	3,169,650
1,761,800	[1]	WebMediaBrands, Inc.	1,550,384
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5

Shares			Value
70,000	[1]	Zillow, Inc.	2,440,900
		TOTAL	257,717,190
		Materials – 2.1%
293,000		Eastman Chemical Co.	15,813,210
11,113,814	[1]	Greatview Aseptic Packaging Company Ltd.	6,032,519
		TOTAL	21,845,729
		Telecommunication Services – 1.0%
102,157	[1]	Cogent Communications Group, Inc.	1,913,401
208,247	[1]	inContact, Inc.	1,134,946
321,000	[1]	TW Telecom, Inc.	6,991,380
		TOTAL	10,039,727
		Utilities – 0.4%
54,500		ITC Holdings Corp.	4,221,570
		TOTAL COMMON STOCKS (IDENTIFIED COST $757,449,506)	1,018,861,934
		WARRANTS – 0.5%
		Consumer Discretionary – 0.0%
160,372	[1]	Point Therapeutics, Inc., Warrants	0
		Energy – 0.0%
966,936	[1]	Syntroleum Corp., Warrants	344,036
		Financials – 0.0%
138,889	[1]	China Housing & Land Development, Inc., Warrants	0
		Health Care – 0.5%
224,540	[1,3,5]	Adaltis, Inc., Warrants	0
1,925,000	[1]	Alexza Pharmaceuticals, Inc., Warrants	1,178,870
20,850	[1]	Clinical Data, Inc., Warrants	0
121,142	[1,6]	Corcept Therapeutics, Inc., Warrants	183,506
144,960	[1]	Cortex Pharmaceuticals, Inc., Warrants	43
446,014	[1,6]	Dynavax Technologies Corp., Warrants	1,799,176
257,688	[1]	Threshold Pharmaceuticals, Inc., Warrants	1,501,960
		TOTAL	4,663,555
		TOTAL WARRANTS (IDENTIFIED COST $175,031)	5,007,591
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6

Shares			Value
		MUTUAL FUND – 12.7%
131,780,545	[6,7,8]	Federated Prime Value Obligations Fund, Institutional Shares, 0.20% (AT NET ASSET VALUE)	131,780,545
		TOTAL INVESTMENTS — 111.8% (IDENTIFIED COST $889,405,082)[9]	1,155,650,070
		OTHER ASSETS AND LIABILITIES - NET — (11.8)%[10]	(121,563,453)
		TOTAL NET ASSETS — 100%	$1,034,086,617

At April 30, 2012, the Fund had the following outstanding foreign exchange contracts:

Settlement Date	Foreign Currency Units to Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Sold:
5/2/2012	422,311 Brazilian Real	$223,765	$2,213
5/3/2012	178,631 Brazilian Real	$93,598	$(116)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$2,097

Net Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net.”

1	Non-income producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
4	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2012, these restricted securities amounted to $41,554, which represented 0.0% of total net assets.
5	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Trustees. At April 30, 2012, these liquid restricted securities amounted to $41,554, which represented 0.0% of total net assets.
6	Affiliated holdings.
7	7-Day net yield.
8	All or a portion of this security is held as collateral for securities lending.
9	Also represents cost for federal tax purposes.
10	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in certain short-term securities such as repurchase agreements or money market mutual funds.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2012.

Semi-Annual Shareholder Report

7

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2012, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$727,987,399	$2,514,019[1]	$ —	$730,501,418
International	200,229,847	86,787,219[1]	1,343,450	288,360,516
Warrants	—	5,007,591	—	5,007,591
Mutual Fund	131,780,545	—	—	131,780,545
TOTAL SECURITIES	$1,059,997,791	$94,308,829	$1,343,450	$1,155,650,070
OTHER FINANCIAL INSTRUMENTS[2]	$2,097	$ —	$ —	$2,097
1	Includes $28,807 of domestic common stock securities and $2,109,640 of international common stock securities transferred from Level 1 to Level 2 because securities ceased trading during the period and fair values were obtained using valuation techniques utilizing observable market data. These transfers represent the value of the securities at the beginning of the period.
2	Other financial instruments include foreign exchange contracts.

The following acronym is used throughout this portfolio:

ADR	— American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
8

Financial Highlights – Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2012	Year Ended October 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$23.24	$24.36	$17.85	$15.19	$28.16	$24.45
Income From Investment Operations:
Net investment income (loss)	(0.12)[1]	(0.29)[1]	(0.05)[1]	(0.09)[1]	(0.17)[1]	(0.30)[1]
Net realized and unrealized gain (loss) on investments, short sales and foreign currency transactions	4.66	(0.83)	6.56	2.75	(11.95)	5.19
TOTAL FROM INVESTMENT OPERATIONS	4.54	(1.12)	6.51	2.66	(12.12)	4.89
Less Distributions:
Distributions from net realized gain on investments, short sales and foreign currency transactions	(1.66)	—	—	—	(0.85)	(1.18)
TOTAL DISTRIBUTIONS	(1.66)	—	—	—	(0.85)	(1.18)
Net Asset Value, End of Period	$26.12	$23.24	$24.36	$17.85	$15.19	$28.16
Total Return[2]	20.99%	(4.60)%	36.47%	17.51%	(44.29)%	20.92%
Ratios to Average Net Assets:
Net expenses	1.95%[3]	1.95%	1.95%	1.95%[4]	1.95%[4]	1.95%
Net expenses excluding dividends and other expenses related to short sales	1.95%[3]	1.95%	1.95%	—	—	—
Net investment income (loss)	(1.05)%[3]	(1.15)%	(0.24)%	(0.58)%	(0.77)%	(1.15)%
Expense waiver/reimbursement[5]	0.38%[3]	0.36%	0.36%	0.38%	0.28%	0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$762,550	$687,567	$919,029	$709,757	$543,187	$967,496
Portfolio turnover	19%	55%	68%	90%	58%	46%
Semi-Annual Shareholder Report
9

1Per share numbers have been calculated using the average shares method.

2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.95% and 1.95% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
10

Financial Highlights – Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2012	Year Ended October 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$22.14	$23.34	$17.19	$14.71	$27.45	$23.99
Income From Investment Operations:
Net investment income (loss)	(0.18)[1]	(0.41)[1]	(0.16)[1]	(0.17)[1]	(0.29)[1]	(0.43)[1]
Net realized and unrealized gain (loss) on investments, short sales and foreign currency transactions	4.42	(0.79)	6.31	2.65	(11.60)	5.07
TOTAL FROM INVESTMENT OPERATIONS	4.24	(1.20)	6.15	2.48	(11.89)	4.64
Less Distributions:
Distributions from net realized gain on investments, short sales and foreign currency transactions	(1.66)	—	—	—	(0.85)	(1.18)
Net Asset Value, End of Period	$24.72	$22.14	$23.34	$17.19	$14.71	$27.45
Total Return[2]	20.66%	(5.14)%	35.78%	16.86%	(44.61)%	20.25%
Ratios to Average Net Assets:
Net expenses	2.50%[3]	2.50%	2.50%	2.50%[4]	2.50%[4]	2.50%
Net expenses excluding dividends and other expenses related to short sales	2.50%[3]	2.50%	2.50%	—	—	—
Net investment income (loss)	(1.59)%[3]	(1.69)%	(0.82)%	(1.11)%	(1.35)%	(1.70)%
Expense waiver/reimbursement[5]	0.37%[3]	0.32%	0.33%	0.36%	0.28%	0.23%
Supplemental Data:
Net assets, end of period (000 omitted)	$55,571	$61,010	$82,726	$76,876	$78,150	$177,325
Portfolio turnover	19%	55%	68%	90%	58%	46%
Semi-Annual Shareholder Report
11

1Per share numbers have been calculated using the average shares method.

2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.50% and 2.50% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

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12

Financial Highlights – Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2012	Year Ended October 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$22.14	$23.34	$17.19	$14.71	$27.45	$23.99
Income From Investment Operations:
Net investment income (loss)	(0.18)[1]	(0.41)[1]	(0.16)[1]	(0.17)[1]	(0.29)[1]	(0.43)[1]
Net realized and unrealized gain (loss) on investments, short sales and foreign currency transactions	4.42	(0.79)	6.31	2.65	(11.60)	5.07
TOTAL FROM INVESTMENT OPERATIONS	4.24	(1.20)	6.15	2.48	(11.89)	4.64
Less Distributions:
Distributions from net realized gain on investments, short sales and foreign currency transactions	(1.66)	—	—	—	(0.85)	(1.18)
Net Asset Value, End of Period	$24.72	$22.14	$23.34	$17.19	$14.71	$27.45
Total Return[2]	20.66%	(5.14)%	35.78%	16.86%	(44.61)%	20.25%
Ratios to Average Net Assets:
Net expenses	2.50%[3]	2.50%	2.50%	2.50%[4]	2.50%[4]	2.50%
Net expenses excluding dividends and other expenses related to short sales	2.50%[3]	2.50%	2.50%	—	—	—
Net investment income (loss)	(1.60)%[3]	(1.68)%	(0.80)%	(1.12)%	(1.34)%	(1.70)%
Expense waiver/reimbursement[5]	0.29%[3]	0.28%	0.29%	0.34%	0.28%	0.23%
Supplemental Data:
Net assets, end of period (000 omitted)	$182,473	$172,922	$208,270	$175,955	$175,301	$358,085
Portfolio turnover	19%	55%	68%	90%	58%	46%
Semi-Annual Shareholder Report
13

1Per share numbers have been calculated using the average shares method.

2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.50% and 2.50% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
14

Financial Highlights – Class R Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2012	Year Ended October 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$23.24	$24.36	$17.85	$15.19	$28.16	$24.45
Income From Investment Operations:
Net investment income (loss)	(0.12)[1]	(0.29)[1]	(0.04)[1]	(0.09)[1]	(0.16)[1]	(0.29)[1]
Net realized and unrealized gain (loss) on investments, short sales and foreign currency transactions	4.67	(0.83)	6.55	2.75	(11.96)	5.18
TOTAL FROM INVESTMENT OPERATIONS	4.55	(1.12)	6.51	2.66	(12.12)	4.89
Less Distributions:
Distributions from net realized gain on investments, short sales and foreign currency transactions	(1.66)	—	—	—	(0.85)	(1.18)
Net Asset Value, End of Period	$26.13	$23.24	$24.36	$17.85	$15.19	$28.16
Total Return[2]	21.03%	(4.60)%	36.47%	17.51%	(44.29)%	20.92%
Ratios to Average Net Assets:
Net expenses	1.95%[3]	1.95%	1.95%	1.95%[4]	1.95%[4]	1.95%
Net expenses excluding dividends and other expenses related to short sales	1.95%[3]	1.95%	1.95%	—	—	—
Net investment income (loss)	(1.05)%[3]	(1.14)%	(0.21)%	(0.58)%	(0.73)%	(1.15)%
Expense waiver/reimbursement[5]	0.45%[3]	0.45%	0.45%	0.49%	0.46%	0.44%
Supplemental Data:
Net assets, end of period (000 omitted)	$33,492	$27,715	$35,515	$25,955	$17,665	$20,440
Portfolio turnover	19%	55%	68%	90%	58%	46%
Semi-Annual Shareholder Report
15

1Per share numbers have been calculated using the average shares method.

2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.95% and 1.95% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

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16

Statement of Assets and Liabilities

April 30, 2012 (unaudited)

Assets:
Total investment in securities, at value including $122,319,384 of securities loaned, $131,780,545 of investment in an affiliated holding and $129,206,371 of investment in affiliated companies (Note 5) (identified cost $889,405,082)		$1,155,650,070
Cash		11,852,393
Cash denominated in foreign currencies (identified cost $878,544)		869,295
Income receivable		511,047
Receivable for investments sold		2,724,238
Receivable for shares sold		4,096,768
Unrealized appreciation on foreign exchange contracts		2,213
Other assets		1,503
TOTAL ASSETS		1,175,707,527
Liabilities:
Payable for investments purchased	$6,680,160
Payable for shares redeemed	1,903,276
Unrealized depreciation on foreign exchange contracts	116
Payable for collateral due to broker for securities lending	131,780,545
Payable for capital gains taxes withheld	91,473
Payable for Directors'/Trustees' fees	1,727
Payable for distribution services fee (Note 5)	272,079
Payable for shareholder services fee (Note 5)	349,937
Accrued expenses	541,597
TOTAL LIABILITIES		141,620,910
Net assets for 40,105,350 shares outstanding		$1,034,086,617
Net Assets Consist of:
Paid-in capital		$773,279,107
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		266,234,248
Accumulated net realized gain on investments, written options and foreign currency transactions		176,224
Accumulated net investment income (loss)		(5,602,962)
TOTAL NET ASSETS		$1,034,086,617
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Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($762,550,399 ÷ 29,194,353 shares outstanding), no par value, unlimited shares authorized	$26.12
Offering price per share (100/94.50 of $26.12)	$27.64
Redemption proceeds per share	$26.12
Class B Shares:
Net asset value per share ($55,570,956 ÷ 2,247,942 shares outstanding), no par value, unlimited shares authorized	$24.72
Offering price per share	$24.72
Redemption proceeds per share (94.50/100 of $24.72)	$23.36
Class C Shares:
Net asset value per share ($182,473,227 ÷ 7,381,112 shares outstanding), no par value, unlimited shares authorized	$24.72
Offering price per share	$24.72
Redemption proceeds per share (99.00/100 of $24.72)	$24.47
Class R Shares:
Net asset value per share ($33,492,035 ÷ 1,281,943 shares outstanding), no par value, unlimited shares authorized	$26.13
Offering price per share	$26.13
Redemption proceeds per share	$26.13

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended April 30, 2012 (unaudited)

Investment Income:
Dividends (including $693 received from affiliated holdings (Note 5) and net of foreign taxes withheld of $48,362)			$2,307,422
Income on securities loaned			2,012,438
TOTAL INCOME			4,319,860
Expenses:
Investment adviser fee (Note 5)		$6,776,855
Administrative fee (Note 5)		370,770
Custodian fees		209,189
Transfer and dividend disbursing agent fees and expenses (Note 2)		1,119,030
Directors'/Trustees' fees		5,247
Auditing fees		19,641
Legal fees		12,079
Portfolio accounting fees		77,580
Distribution services fee (Note 5)		1,795,590
Shareholder services fee (Note 5)		1,137,147
Account administration fee (Note 2)		4,942
Share registration costs		36,795
Printing and postage		68,313
Insurance premiums		2,894
Miscellaneous		8,327
Interest expense		183
TOTAL EXPENSES		11,644,582
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(671,845)
Waiver of administrative fee (Note 5)	(8,862)
Waiver of distribution services fee (Note 5)	(208,517)
Reimbursement of transfer and dividend disbursing agent fees and expenses (Note 2) and (Note 5)	(832,536)
TOTAL WAIVERS AND REIMBURSEMENTS		(1,721,760)
Net expenses			9,922,822
Net investment income (loss)			$(5,602,962)
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Statement of Operations — continued
Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including realized loss of $1,706,839 on sale of investments in an affiliated holding (Note 5) and net of foreign taxes withheld of $91,473)	$4,723,998
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency	182,330,599
Net realized and unrealized gain on investments and foreign currency transactions	187,054,597
Change in net assets resulting from operations	$181,451,635

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2012	Year Ended 10/31/2011
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(5,602,962)	$(15,428,852)
Net realized gain on investments and foreign currency transactions	4,723,998	113,695,968
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	182,330,599	(139,675,910)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	181,451,635	(41,408,794)
Distributions to Shareholders:
Distributions from net realized gain on investments and foreign currency transactions
Class A Shares	(48,281,049)	—
Class B Shares	(4,396,648)	—
Class C Shares	(12,655,170)	—
Class R Shares	(1,991,943)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(67,324,810)	—
Share Transactions:
Proceeds from sale of shares	90,076,765	243,224,995
Net asset value of shares issued to shareholders in payment of distributions declared	62,357,128	—
Cost of shares redeemed	(181,687,964)	(498,142,291)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(29,254,071)	(254,917,296)
Change in net assets	84,872,754	(296,326,090)
Net Assets:
Beginning of period	949,213,863	1,245,539,953
End of period (including accumulated net investment income (loss) of $(5,602,962) and $0, respectively)	$1,034,086,617	$949,213,863

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

April 30, 2012 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 13 portfolios. The financial statements included herein are only those of Federated Kaufmann Small Cap Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class R Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

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Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for Semi-Annual Shareholder Report

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monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares and Class R Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. For the six months ended April 30, 2012, transfer and dividend disbursing agent fees and account administration fees for the Fund were as follows:

	Transfer and Dividend Disbursing Agent Fees Incurred	Transfer and Dividend Disbursing Agent Fees Reimbursed	Account Administration Fees Incurred
Class A Shares	$826,492	$(644,613)	$4,669
Class B Shares	77,000	(62,111)	—
Class C Shares	171,053	(125,812)	273
Class R Shares	44,485	—	—
TOTAL	$1,119,030	$(832,536)	$4,942

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

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Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2012, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund enters into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $400 and $555, respectively. This is based on the contracts held as of each month-end throughout the period.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the Semi-Annual Shareholder Report

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respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$2,213	Unrealized depreciation on foreign exchange contracts	$116

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2012

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$10,074
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$2,097
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Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2012, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$122,319,384	$131,780,545

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2012		Year Ended 10/31/2011
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	3,107,347	$75,077,775	7,967,034	$202,304,601
Shares issued to shareholders in payment of distributions declared	2,110,353	45,857,967	—	—
Shares redeemed	(5,613,955)	(130,415,701)	(16,103,734)	(406,038,823)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(396,255)	$(9,479,959)	(8,136,700)	$(203,734,222)
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	Six Months Ended 4/30/2012		Year Ended 10/31/2011
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	80,800	$1,831,333	240,944	$5,925,106
Shares issued to shareholders in payment of distributions declared	194,226	4,002,999	—	—
Shares redeemed	(783,150)	(17,384,280)	(1,029,854)	(24,495,645)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(508,124)	$(11,549,948)	(788,910)	$(18,570,539)
	Six Months Ended 4/30/2012		Year Ended 10/31/2011
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	294,666	$6,470,958	895,081	$22,019,731
Shares issued to shareholders in payment of distributions declared	511,133	10,534,456	—	—
Shares redeemed	(1,235,956)	(27,347,778)	(2,008,502)	(47,970,706)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(430,157)	$(10,342,364)	(1,113,421)	$(25,950,975)
	Six Months Ended 4/30/2012		Year Ended 10/31/2011
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	278,926	$6,696,699	507,897	$12,975,557
Shares issued to shareholders in payment of distributions declared	90,235	1,961,706	—	—
Shares redeemed	(279,739)	(6,540,205)	(773,018)	(19,637,117)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	89,422	$2,118,200	(265,121)	$(6,661,560)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,245,114)	$(29,254,071)	(10,304,152)	$(254,917,296)

4. FEDERAL TAX INFORMATION

At April 30, 2012, the cost of investments for federal tax purposes was $889,405,082. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $266,244,988. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $365,364,365 and net unrealized depreciation from investments for those securities having an excess of cost over value of $99,119,377.

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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.425% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2012, the Adviser voluntarily waived $606,230 of its fee. In addition, an affiliate of the Adviser reimbursed $832,536 of transfer and dividend disbursing agent fees and expenses.

Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2012, the Sub-Adviser earned a fee of $5,587,933.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2012, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $8,862 of its fee.

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Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2012, distribution services fees for the Fund were as follows:

	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$867,176	$(163,927)
Class B Shares	209,656	—
Class C Shares	645,108	—
Class R Shares	73,650	(44,590)
TOTAL	$1,795,590	$(208,517)

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2012, FSC retained $787,111 of fees paid by the Fund.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2012, FSC retained $15,465 in sales charges from the sale of Class A Shares. FSC also retained $12,111 and $5,181 of CDSC relating to redemptions of Class B Shares and Class C Shares, respectively.

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Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $7,026 of Service Fees for the six months ended April 30, 2012. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended April 30, 2012, Service Fees for the Fund were as follows:

Service Fees Incurred
Class A Shares	$852,499
Class B Shares	69,885
Class C Shares	214,763
TOTAL	$1,137,147

For the six months ended April 30, 2012, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.95%, 2.50%, 2.50% and 1.95% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the six months ended April 30, 2012, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $6,765,389 and $3,468,304, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

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Transactions Involving Affiliated Companies and Affiliated Holdings

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the six months ended April 30, 2012, were as follows:

Affiliates	Balance of Shares Held 10/31/2011	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2012	Value
Catalyst Pharmaceutical Partners, Inc.	2,163,806	—	—	2,163,806	$2,185,444
Cinedigm Digital Cinema Corp.	2,173,800	576,200	—	2,750,000	4,372,500
*Cinedigm Digital Cinema Corp.	767,000	—	—	767,000	1,219,530
Corcept Therapeutics, Inc.	346,120	—	—	346,120	1,294,489
Corcept Therapeutics, Inc.	227,300	152,707	—	380,007	1,421,226
Corcept Therapeutics, Inc., Warrants	121,142	—	—	121,142	183,506
Dynavax Technologies Corp.	13,905,776	2,309,624	—	16,215,400	81,239,154
*Dynavax Technologies Corp., Warrants	446,014	—	—	446,014	1,799,176
Innovative Solutions and Support, Inc.	1,652,379	—	152,379	1,500,000	6,120,000
*Mindspeed Technologies, Inc.	1,941,900	—	—	1,941,900	9,728,919
Progenics Pharmaceuticals, Inc.	1,787,300	—	—	1,787,300	19,642,427
TOTAL OF AFFILIATED COMPANIES	25,532,537	3,038,531	152,379	28,418,689	$129,206,371
*	At April 30, 2012, the Fund no longer has ownership of at least 5% of the voting shares.

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Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended April 30, 2012, the Adviser reimbursed $65,615. Transactions involving the affiliated holding during the six months ended April 30, 2012, were as follows:

Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 10/31/2011	114,511,100
Purchases/Additions	38,798,218
Sales/Reductions	21,528,773
Balance of Shares Held 4/30/2012	131,780,545
Value	$131,780,545
Dividend Income	$693

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2012, were as follows:

Purchases	$179,570,551
Sales	$293,174,769

7. CONCENTRATION OF RISK

The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2012, there were no outstanding loans. During the six months ended April 30, 2012, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2012, there were no outstanding loans. During the six months ended April 30, 2012, the program was not utilized.

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10. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-03 is not expected to have a material impact on the Fund's financial statements and the accompanying notes, net assets or results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-04 is not expected to have a material impact on the Fund's financial statements and the accompanying notes.

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2011 to April 30, 2012.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2011	Ending Account Value 4/30/2012	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,209.90	$10.71
Class B Shares	$1,000	$1,206.60	$13.72
Class C Shares	$1,000	$1,206.60	$13.72
Class R Shares	$1,000	$1,210.30	$10.72
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,015.17	$9.77
Class B Shares	$1,000	$1,012.43	$12.51
Class C Shares	$1,000	$1,012.43	$12.51
Class R Shares	$1,000	$1,015.17	$9.77
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.95%
Class B Shares	2.50%
Class C Shares	2.50%
Class R Shares	1.95%
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Evaluation and Approval of Advisory Contract – May 2011

Federated kaufmann small CAP fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2011. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board also considered that the longevity and experience of the Fund's portfolio management team and their unique approach to investing may limit the utility of comparisons to other equity mutual funds. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

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With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the periods covered by the Evaluation, the Fund's performance for the one and five-year period was above the median of the relevant peer group, and the Fund's performance was at the median of the relevant peer group for the three-year period.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be Semi-Annual Shareholder Report

39

competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a Semi-Annual Shareholder Report

40

finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Federated Kaufmann Small Cap Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

CUSIP 314172636
CUSIP 314172628
CUSIP 314172610
CUSIP 314172537

28534 (6/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Semi-Annual Shareholder Report
April 30, 2012

Share Class	Ticker
A	FGSAX
B	FGSBX
C	FGSCX
R	FGSKX
Institutional	FGSIX

Federated Mid Cap Growth Strategies Fund

Fund Established 1984

A Portfolio of Federated Equity Funds

Dear Valued Shareholder,

I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2011 through April 30, 2012. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.

In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.

Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.

Sincerely,

J. Christopher Donahue, President

Not FDIC Insured May Lose Value No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)

At April 30, 2012, the Fund's sector composition1 was as follows:

Sector	Percentage of Net Assets
Consumer Discretionary	22.6%
Information Technology	19.6%
Industrials	15.8%
Health Care	13.8%
Energy	8.2%
Materials	6.7%
Consumer Staples	5.1%
Financials	5.1%
Telecommunication Services	1.0%
Securities Lending Collateral[2]	0.6%
Cash Equivalents[3]	0.8%
Other Assets and Liabilities — Net[4]	0.7%
TOTAL	100.0%
1	Except for Securities Lending Collateral and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments

April 30, 2012 (unaudited)

Shares			Value
		COMMON STOCKS – 97.9%
		Consumer Discretionary – 22.6%
176,950	[1]	Ascena Retail Group, Inc.	3,623,936
39,100	[1]	Bed Bath & Beyond, Inc.	2,752,249
3,800	[1]	Chipotle Mexican Grill, Inc.	1,573,770
30,200		Coach, Inc.	2,209,432
70,703	[1]	Discovery Communications, Inc.	3,847,657
50,450		Expedia, Inc.	2,150,684
109,700		Finish Line, Inc., Class A	2,441,922
34,900	[1]	Genesco, Inc.	2,617,500
64,476		HSN, Inc.	2,495,221
44,300		Harman International Industries, Inc.	2,196,394
61,500		Hasbro, Inc.	2,259,510
56,700	[1]	Hyatt Hotels Corp.	2,439,801
88,600		Johnson Controls, Inc.	2,832,542
41,900	[1]	Jos A. Bank Clothiers, Inc.	1,992,345
52,200		Kohl's Corp.	2,616,786
103,000		Leggett and Platt, Inc.	2,242,310
34,043	[1]	Liberty Media Corp.	2,976,720
85,500		Macy's, Inc.	3,507,210
183,200	[1]	Melco PBL Entertainment (Macau) Ltd., ADR	2,843,264
53,000		Nordstrom, Inc.	2,960,580
16,200	[1]	Panera Bread Co.	2,558,304
80,100		Royal Caribbean Cruises Ltd.	2,192,337
64,201		Scripps Networks Interactive	3,224,174
71,817	[1]	Tumi Holdings, Inc.	1,829,179
40,300		Tupperware Brands Corp.	2,510,287
		TOTAL	64,894,114
		Consumer Staples – 5.1%
38,700		Bunge Ltd.	2,496,150
57,500		ConAgra Foods, Inc.	1,484,650
53,400		Corn Products International, Inc.	3,047,004
48,800		Estee Lauder Cos., Inc., Class A	3,189,080
41,900		Herbalife Ltd.	2,946,408
22,595	[1]	Monster Beverage Co.	1,467,771
		TOTAL	14,631,063
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Shares			Value
		Energy – 8.2%
55,800	[1]	Cameron International Corp.	2,859,750
79,800	[1]	Denbury Resources, Inc.	1,519,392
60,400	[1]	Dresser-Rand Group, Inc.	2,940,272
136,700	[1]	McDermott International, Inc.	1,544,710
145,000	[1]	Nabors Industries Ltd.	2,414,250
47,100		Oceaneering International, Inc.	2,431,773
106,071		Paramount Resources Ltd.	2,863,708
52,600		Peabody Energy Corp.	1,636,386
35,300		Tidewater, Inc.	1,942,559
68,800		Transocean Ltd.	3,466,832
		TOTAL	23,619,632
		Financials – 5.1%
26,600		American Tower Corp.	1,744,428
103,200		Discover Financial Services	3,498,480
103,879		Invesco Ltd.	2,580,355
313,400		Janus Capital Group, Inc.	2,375,572
336,900		KeyCorp	2,708,676
35,200		Post Properties, Inc.	1,714,240
		TOTAL	14,621,751
		Health Care – 13.8%
55,400		Agilent Technologies, Inc.	2,336,772
22,200	[1]	Alexion Pharmaceuticals, Inc.	2,005,104
29,400		Allergan, Inc.	2,822,400
47,900	[1]	Amerigroup Corp.	2,958,304
174,600	[1]	Ariad Pharmaceuticals, Inc.	2,845,980
91,700	[1]	Centene Corp.	3,630,403
57,600	[1,2]	Express Scripts Hldg Co.	3,213,504
31,900		Humana, Inc.	2,573,692
660,800	[1]	Idenix Pharmaceuticals, Inc.	5,795,216
47,200	[1]	Molina Healthcare, Inc.	1,210,680
131,600	[1]	Mylan Laboratories, Inc.	2,857,036
71,300		St. Jude Medical, Inc.	2,760,736
188,500	[1]	Vivus, Inc.	4,565,470
		TOTAL	39,575,297
		Industrials – 15.8%
39,400	[1]	Clean Harbors, Inc.	2,688,656
116,500	[1]	Corrections Corp. of America	3,365,685
59,400		Crane Co.	2,621,322
Semi-Annual Shareholder Report
3

Shares			Value
99,900		Curtiss Wright Corp.	3,525,471
59,200		Danaher Corp.	3,209,824
51,100	[1]	Esterline Technologies Corp.	3,499,839
31,500		Expeditors International Washington, Inc.	1,260,000
129,000	[1]	Foster Wheeler AG	2,967,000
54,375		Heico Corp.	2,192,400
71,600		IDEX Corp.	3,100,996
126,700		Newalta, Inc.	1,812,290
49,100		Pall Corp.	2,926,851
40,300		Parker-Hannifin Corp.	3,533,907
86,900	[1]	Quanta Services, Inc.	1,922,228
34,400		Roper Industries, Inc.	3,505,360
116,075		Xylem, Inc.	3,236,171
		TOTAL	45,368,000
		Information Technology – 19.6%
73,100	[1]	ACI Worldwide, Inc.	2,913,766
24,500	[1]	Alliance Data Systems Corp.	3,148,005
2,900		Apple, Inc.	1,694,296
69,400	[1]	Broadcom Corp.	2,540,040
19,400	[1]	F5 Networks, Inc.	2,598,242
59,900		Global Payments, Inc.	2,781,157
58,079		IAC Interactive Corp.	2,796,504
46,700		Intuit, Inc.	2,707,199
55,300		KLA-Tencor Corp.	2,883,895
41,100	[1]	MICROS Systems Corp.	2,335,713
196,300	[1]	Marvell Technology Group Ltd.	2,946,463
173,600	[1]	NVIDIA Corp.	2,256,800
54,500	[1]	NetApp, Inc.	2,116,235
276,000	[1]	ON Semiconductor Corp.	2,279,760
284,800	[1]	PMC-Sierra, Inc.	2,013,536
88,200	[1]	Riverbed Technology, Inc.	1,740,186
65,300	[1]	Sandisk Corp.	2,416,753
154,100	[1]	Symantec Corp.	2,545,732
61,700	[1]	Synaptics, Inc.	1,894,807
29,249	[1]	Teradata Corp.	2,040,995
28,300	[1]	VMware, Inc., Class A	3,161,676
35,300	[1]	Verifone Systems, Inc.	1,681,692
Semi-Annual Shareholder Report
4

Shares			Value
72,400	[1]	Western Digital Corp.	2,809,844
		TOTAL	56,303,296
		Materials – 6.7%
60,700		Ball Corp.	2,534,832
53,800		Cabot Corp.	2,320,394
37,958		Cliffs Natural Resources, Inc.	2,363,265
44,900		Eastman Chemical Co.	2,423,253
11,200		Newmarket Corp.	2,500,064
21,300		Silgan Holdings, Inc.	934,431
429,300	[1]	Stillwater Mining Co.	4,606,389
23,100		Westlake Chemical Corp.	1,477,245
		TOTAL	19,159,873
		Telecommunication Services – 1.0%
47,300	[1]	Crown Castle International Corp.	2,677,653
		TOTAL COMMON STOCKS (IDENTIFIED COST $248,164,719)	280,850,679
		MUTUAL FUND – 1.4%
4,071,734	[3,4,5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.20% (AT NET ASSET VALUE)	4,071,734
		TOTAL INVESTMENTS — 99.3% (IDENTIFIED COST $252,236,453)[6]	284,922,413
		OTHER ASSETS AND LIABILITIES - NET — 0.7%[7]	1,965,805
		TOTAL NET ASSETS — 100%	$286,888,218
1	Non-income producing security.
2	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
3	Affiliated holding.
4	7-Day net yield.
5	All or a portion of this security is held as collateral for securities lending.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2012.

Semi-Annual Shareholder Report

5

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2012, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

The following acronym is used throughout this portfolio:

ADR	— American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
6

Financial Highlights – Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2012	Year Ended October 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$34.05	$32.38	$26.77	$24.05	$45.41	$36.12
Income From Investment Operations:
Net investment income (loss)	(0.06)[1]	(0.21)[1]	0.01[1]	0.09[1]	(0.00)[1,2]	(0.12)[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.45	1.88	5.68	2.61	(17.11)	9.41
TOTAL FROM INVESTMENT OPERATIONS	2.39	1.67	5.69	2.70	(17.11)	9.29
Less Distributions:
Distributions from net investment income	—	—	(0.08)	—	—	—
Distributions from net realized gain on investments and foreign currency transactions	—	—	—	—	(4.25)	—
TOTAL DISTRIBUTIONS	—	—	(0.08)	—	(4.25)	—
Regulatory Settlement Proceeds	0.06[3]	—	—	0.02[3]	—	—
Net Asset Value, End of Period	$36.50	$34.05	$32.38	$26.77	$24.05	$45.41
Total Return[4]	7.20%[3]	5.16%	21.30%	11.31%[3]	(41.21)%	25.72%
Ratios to Average Net Assets:
Net expenses	1.22%[5]	1.19%[6,7]	0.99%[6,7]	0.99%[6,7]	0.99%[6,7]	0.98%[6,7]
Net investment income (loss)	(0.34)% [5]	(0.60)%	0.04%	0.37%	(0.00)%[8]	(0.29)%
Expense waiver/reimbursement[9]	0.18%[5]	0.22%	0.38%	0.45%	0.32%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$241,919	$245,823	$283,387	$298,431	$293,777	$544,647
Portfolio turnover	68%	172%	265%	207%	215%	118%
Semi-Annual Shareholder Report
7

1Per share numbers have been calculated using the average shares method.

2	Represents less than $0.01.
3	During the six months ended April 30, 2012 and for the year ended October 31, 2009, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.18% and 0.08%, respectively, on the total return.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	Pursuant to a settlement with the New York Attorney General, the Adviser had agreed to waive management fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net management fee was reduced to 0.4975% effective January 1, 2006 through December 31, 2010.
7	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.18%, 0.98%, 0.96%, 0.98% and 0.98% for the years ended October 31, 2011, 2010, 2009, 2008 and 2007, respectively, after taking into account these expense reductions.
8	Represents less than (0.01)%.
9	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
8

Financial Highlights – Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2012	Year Ended October 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$29.48	$28.24	$23.46	$21.23	$40.89	$32.77
Income From Investment Operations:
Net investment income (loss)	(0.17)[1]	(0.42)[1]	(0.19)[1]	(0.06)[1]	(0.24)[1]	(0.38)[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.11	1.66	4.97	2.27	(15.17)	8.50
TOTAL FROM INVESTMENT OPERATIONS	1.94	1.24	4.78	2.21	(15.41)	8.12
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	—	—	—	—	(4.25)	—
Regulatory Settlement Proceeds	0.06[2]	—	—	0.02[2]	—	—
Net Asset Value, End of Period	$31.48	$29.48	$28.24	$23.46	$21.23	$40.89
Total Return[3]	6.78%[2]	4.39%	20.38%	10.50%[2]	(41.65)%	24.78%
Ratios to Average Net Assets:
Net expenses	1.97%[4]	1.93%[5,6]	1.74%[5,6]	1.73%[5,6]	1.74%[5,6]	1.74%[5,6]
Net investment income (loss)	(1.08)% [4]	(1.35)%	(0.73)%	(0.28)%	(0.75)%	(1.05)%
Expense waiver/reimbursement[7]	0.28%[4]	0.30%	0.46%	0.52%	0.39%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,400	$6,325	$8,344	$11,669	$21,592	$76,376
Portfolio turnover	68%	172%	265%	207%	215%	118%
Semi-Annual Shareholder Report
9

1Per share numbers have been calculated using the average shares method.

2	During the six months ended April 30, 2012 and for the year ended October 31, 2009, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.20% and 0.14%, respectively, on the total return.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	Pursuant to a settlement with the New York Attorney General, the Adviser had agreed to waive management fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net management fee was reduced to 0.4975% effective January 1, 2006 through December 31, 2010.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.93%, 1.73%, 1.69%, 1.73% and 1.74% for the years ended October 31, 2011, 2010, 2009, 2008 and 2007, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
10

Financial Highlights – Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2012	Year Ended October 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$29.81	$28.55	$23.72	$21.47	$41.29	$33.10
Income From Investment Operations:
Net investment income (loss)	(0.17)[1]	(0.42)[1]	(0.19)[1]	(0.08)[1]	(0.24)[1]	(0.39)[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.14	1.68	5.02	2.31	(15.33)	8.58
TOTAL FROM INVESTMENT OPERATIONS	1.97	1.26	4.83	2.23	(15.57)	8.19
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	—	—	—	—	(4.25)	—
Regulatory Settlement Proceeds	0.05[2]	—	—	0.02[2]	—	—
Net Asset Value, End of Period	$31.83	$29.81	$28.55	$23.72	$21.47	$41.29
Total Return[3]	6.78%[2]	4.41%	20.36%	10.48%[2]	(41.64)%	24.74%
Ratios to Average Net Assets:
Net expenses	1.97%[4]	1.94%[5,6]	1.74%[5,6]	1.74%[5,6]	1.74%[5,6]	1.74%[5,6]
Net investment income (loss)	(1.09)% [4]	(1.34)%	(0.71)%	(0.36)%	(0.75)%	(1.04)%
Expense waiver/reimbursement[7]	0.21%[4]	0.26%	0.42%	0.49%	0.35%	0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$10,687	$10,733	$11,060	$11,880	$13,227	$27,366
Portfolio turnover	68%	172%	265%	207%	215%	118%
Semi-Annual Shareholder Report
11

1Per share numbers have been calculated using the average shares method.

2	During the six months ended April 30, 2012 and for the year ended October 31, 2009, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.17% and 0.09%, respectively, on the total return.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	Pursuant to a settlement with the New York Attorney General, the Adviser had agreed to waive management fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net management fee was reduced to 0.4975% effective January 1, 2006 through December 31, 2010.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.93%, 1.73%, 1.71%, 1.73% and 1.73% for the years ended October 31, 2011, 2010, 2009, 2008 and 2007, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
12

Financial Highlights – Class R Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2012	Year Ended October 31,				Period Ended 10/31/2007[1]
		2011	2010	2009	2008
Net Asset Value, Beginning of Period	$33.53	$32.04	$26.54	$23.97	$45.41	$37.77
Income From Investment Operations:
Net investment income (loss)	(0.15)[2]	(0.36)[2]	(0.13)[2]	(0.06)[2]	(0.18)[2]	(0.16)[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.42	1.85	5.63	2.63	(17.01)	7.80
TOTAL FROM INVESTMENT OPERATIONS	2.27	1.49	5.50	2.57	(17.19)	7.64
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	—	—	—	—	(4.25)	—
Regulatory Settlement Proceeds	0.05[3]	—	—	—	—	—
Net Asset Value, End of Period	$35.85	$33.53	$32.04	$26.54	$23.97	$45.41
Total Return[4]	6.92%[3]	4.65%	20.72%	10.72%	(41.40)%	20.23%
Ratios to Average Net Assets:
Net expenses	1.72%[5]	1.70%[6,7]	1.49%[6,7]	1.49%[6,7]	1.49%[6,7]	1.47%[5,6,7]
Net investment income (loss)	(0.87)%[5]	(1.04)%	(0.44)%	(0.26)%	(0.51)%	(0.81)%[5]
Expense waiver reimbursement[8]	0.10%[5]	0.17%	0.31%	0.37%	0.30%	0.26%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$2,011	$1,483	$610	$461	$150	$0[9]
Portfolio turnover	68%	172%	265%	207%	215%	118%[10]
Semi-Annual Shareholder Report
13

1Reflects operations for the period from December 12, 2006 (date of initial public offering) to October 31, 2007.

2	Per share numbers have been calculated using the average shares method.
3	During the six months ended April 30, 2012, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.12% on the total return.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.69%, 1.48%, 1.46%, 1.47% and 1.46% for the years ended October 31, 2011, 2010, 2009 and 2008, and for the period ended October 31, 2007, respectively, after taking into account these expense reductions.
7	Pursuant to a settlement with the New York Attorney General, the Adviser had agreed to waive management fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net management fee was reduced to 0.4975% effective January 1, 2006 through December 31, 2010.
8	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
9	Represents less than $1,000.
10	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the entire fiscal year ended October 31, 2007.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
14

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2012	Year Ended 10/31/2011	Period Ended 10/31/2010[1]
Net Asset Value, Beginning of Period	$34.20	$32.44	$28.18
Income From Investment Operations:
Net investment income (loss)	(0.02)[2]	(0.12)[2]	0.10[2]
Net realized and unrealized gain on investments and foreign currency transactions	2.47	1.88	4.16
TOTAL FROM INVESTMENT OPERATIONS	2.45	1.76	4.26
Regulatory Settlement Proceeds	0.06[3]	—	—
Net Asset Value, End of Period	$36.71	$34.20	$32.44
Total Return[4]	7.34%[3]	5.43%	15.12%
Ratios to Average Net Assets:
Net expenses	0.97%[5]	0.93%[6,7]	0.74%[5,6,7]
Net investment income (loss)	(0.09)% [5]	(0.35)%	0.43%[5]
Expense waiver/reimbursement[8]	0.14%[5]	0.18%	0.33%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$26,872	$26,835	$37,709
Portfolio turnover	68%	172%	265%[9]
1	Reflects operations for the period from January 29, 2010 (date of initial investment) to October 31, 2010.
2	Per share numbers have been calculated using the average shares method.
3	During the six months ended April 30, 2012, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.18% on the total return.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.92% and 0.73% for the year ended October 31, 2011 and for the period ended October 31, 2010, respectively, after taking into account these expense reductions.
7	Pursuant to a settlement with the New York Attorney General, the Adviser had agreed to waive management fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net management fee was reduced to 0.4975% effective January 1, 2006 through December 31, 2010.
8	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
9	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the entire fiscal year ended October 31, 2010.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
15

Statement of Assets and Liabilities

April 30, 2012 (unaudited)

Assets:
Total investment in securities, at value including $1,673,700 of securities loaned and $4,071,734 of investments in an affiliated holding (Note 5) (identified cost $252,236,453)		$284,922,413
Income receivable		59,664
Receivable for investments sold		8,138,927
Receivable for shares sold		76,494
Other assets		9,506
TOTAL ASSETS		293,207,004
Liabilities:
Payable for investments purchased	$3,900,232
Payable for shares redeemed	440,331
Payable for collateral due to broker for securities lending	1,717,500
Payable for Directors'/Trustees' fees	625
Payable for distribution services fee (Note 5)	10,904
Payable for shareholder services fee (Note 5)	128,923
Accrued expenses	120,271
TOTAL LIABILITIES		6,318,786
Net assets for 7,922,914 shares outstanding		$286,888,218
Net Assets Consist of:
Paid-in capital		$266,260,980
Net unrealized appreciation of investments		32,685,960
Accumulated net realized loss on investments and foreign currency transactions		(11,531,345)
Accumulated net investment income (loss)		(527,377)
TOTAL NET ASSETS		$286,888,218
Semi-Annual Shareholder Report
16

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($241,919,440 ÷ 6,627,604 shares outstanding), no par value, unlimited shares authorized	$36.50
Offering price per share (100/94.50 of $36.50)	$38.62
Redemption proceeds per share	$36.50
Class B Shares:
Net asset value per share ($5,399,707 ÷ 171,520 shares outstanding), no par value, unlimited shares authorized	$31.48
Offering price per share	$31.48
Redemption proceeds per share (94.50/100 of $31.48)	$29.75
Class C Shares:
Net asset value per share ($10,686,533 ÷ 335,699 shares outstanding), no par value, unlimited shares authorized	$31.83
Offering price per share	$31.83
Redemption proceeds per share (99.00/100 of $31.83)	$31.51
Class R Shares:
Net asset value per share ($2,010,540 ÷ 56,076 shares outstanding), no par value, unlimited shares authorized	$35.85
Offering price per share	$35.85
Redemption proceeds per share	$35.85
Institutional Shares:
Net asset value per share ($26,871,998 ÷ 732,015 shares outstanding), no par value, unlimited shares authorized	$36.71
Offering price per share	$36.71
Redemption proceeds per share	$36.71

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
17

Statement of Operations

Six Months Ended April 30, 2012 (unaudited)

Investment Income:
Dividends (including $2,524 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $6,930)			$1,278,210
Interest received from securities loaned			14,452
TOTAL INCOME			1,292,662
Expenses:
Investment adviser fee (Note 5)		$1,093,940
Administrative fee (Note 5)		154,154
Custodian fees		24,518
Transfer and dividend disbursing agent fees and expenses (Note 2)		269,230
Directors'/Trustees' fees		1,512
Auditing fees		11,437
Legal fees		4,039
Portfolio accounting fees		62,536
Distribution services fee (Note 5)		67,358
Shareholder services fee (Note 5)		309,005
Account administration fee (Note 2)		10,854
Share registration costs		35,088
Printing and postage		30,208
Insurance premiums		2,171
Miscellaneous		7,418
TOTAL EXPENSES		2,083,468
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(117,452)
Waiver of administrative fee (Note 5)	(30,863)
Reimbursement of transfer and dividend disbursing agent fees and expenses (Note 2 and Note 5)	(115,114)
TOTAL WAIVERS AND REIMBURSEMENTS		$(263,429)
Net expenses			$1,820,039
Net investment income (loss)			(527,377)
Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			16,412,649
Net change in unrealized appreciation of investments			4,081,817
Net realized and unrealized gain on investments and foreign currency transactions			20,494,466
Change in net assets resulting from operations			$19,967,089

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
18

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2012	Year Ended 10/31/2011
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(527,377)	$(2,106,828)
Net realized gain on investments and foreign currency transactions	16,412,649	43,000,799
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	4,081,817	(19,992,577)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	19,967,089	20,901,394
Share Transactions:
Proceeds from sale of shares	8,369,083	31,535,282
Cost of shares redeemed	(33,118,524)	(102,346,932)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(24,749,441)	(70,811,650)
Regulatory Settlement Proceeds:
Net increase from regulatory settlement (Note 7)	471,798	—
CHANGE IN NET ASSETS	(4,310,554)	(49,910,256)
Net Assets:
Beginning of period	291,198,772	341,109,028
End of period (including accumulated net investment income (loss) of $(527,377) for the six months ended April 30, 2012 and undistributed net investment income of $0 for the year ended October 31, 2011)	$286,888,218	$291,198,772

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
19

Notes to Financial Statements

April 30, 2012 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 13 diversified portfolios. The financial statements included herein are only those of Federated Mid Cap Growth Strategies Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is appreciation of capital.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

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Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for Semi-Annual Shareholder Report

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monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. For the six months ended April 30, 2012, transfer and dividend disbursing agent fees and account administration fees for the Fund were as follows:

	Transfer and Dividend Disbursing Agent Fees Incurred	Transfer and Dividend Disbursing Agent Fees Reimbursed	Account Administration Fees Incurred
Class A Shares	$228,777	$(99,373)	$10,475
Class B Shares	8,259	(5,282)	—
Class C Shares	11,074	(5,770)	379
Class R Shares	3,137	—	—
Institutional Shares	17,983	(4,689)	—
TOTAL	$269,230	$(115,114)	$10,854

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

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Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2012, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund enters into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At April 30, 2012, the Fund had no outstanding foreign exchange contracts.

The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $0 and $771, respectively. This is based on the contracts held as of each month-end throughout the fiscal period.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the Semi-Annual Shareholder Report

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respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year-end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2012, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$1,673,700	$1,717,500

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2012

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$279

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2012		Year Ended 10/31/2011
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	170,614	$6,062,607	646,037	$ 23,652,967
Shares redeemed	(762,335)	(27,195,518)	(2,179,316)	(77,919,363)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(591,721)	$(21,132,911)	(1,533,279)	$ (54,266,396)
	Six Months Ended 4/30/2012		Year Ended 10/31/2011
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	10,641	$328,098	31,347	$ 975,030
Shares redeemed	(53,684)	(1,675,526)	(112,223)	(3,492,415)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(43,043)	$(1,347,428)	(80,876)	$(2,517,385)
	Six Months Ended 4/30/2012		Year Ended 10/31/2011
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	13,413	$421,044	61,306	$ 1,901,432
Shares redeemed	(37,812)	(1,180,977)	(88,541)	(2,748,593)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(24,399)	$(759,933)	(27,235)	$ (847,161)
	Six Months Ended 4/30/2012		Year Ended 10/31/2011
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	16,940	$589,862	40,069	$1,321,761
Shares redeemed	(5,105)	(179,383)	(14,854)	(523,695)
NET CHANGE RESULTING FROM CLASS R TRANSACTIONS	11,835	$410,479	25,215	$ 798,066
	Six Months Ended 4/30/2012		Year Ended 10/31/2011
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	26,969	$967,472	102,429	$ 3,684,092
Shares redeemed	(79,553)	(2,887,120)	(480,264)	(17,662,866)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(52,584)	$(1,919,648)	(377,835)	$(13,978,774)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(699,912)	$(24,749,441)	(1,994,010)	$(70,811,650)
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4. FEDERAL TAX INFORMATION

At April 30, 2012, the cost of investments for federal tax purposes was $252,236,453. The net unrealized appreciation of investments for federal tax purposes was $32,685,960. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $41,700,969 and net unrealized depreciation from investments for those securities having an excess of cost over value of $9,015,009.

At October 31, 2011, the Fund had a capital loss carryforward of $26,702,727 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.

The following schedule summarizes the Fund's capital loss carryforwards and expiration years:

Expiration Year	Short-Term	Long-Term	Total
2017	$26,702,727	NA	$26,702,727

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2012, the Adviser voluntarily waived $111,138 of its fee. In addition, an affiliate of the Adviser reimbursed $115,114 of transfer and dividend disbursing agent fees and expenses. Pursuant to a settlement with the New York Attorney General, the Adviser had agreed to waive investment adviser fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net adviser fee was reduced to 0.4975% effective January 1, 2006, and could not be increased until after December 31, 2010, at which time the obligation expired.

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Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2012, the net fee paid to FAS was 0.085% of average daily net assets of the Fund. FAS waived $30,863 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2012, distribution services fees for the Fund were as follows:

Distribution Services Fees Incurred
Class B Shares	$22,381
Class C Shares	40,468
Class R Shares	4,509
TOTAL	$67,358

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2012, FSC retained $8,514 of fees paid by the Fund.

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Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2012, FSC retained $7,555 in sales charges from the sale of Class A Shares. FSC also retained $1,616 and $220 of CDSC relating to redemptions of Class B Shares and Class C Shares, respectively.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $2,710 of Service Fees for the six months ended April 30, 2012. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended April 30, 2012, Service Fees for the Fund were as follows:

Service Fees Incurred
Class A Shares	$288,429
Class B Shares	7,460
Class C Shares	13,116
TOTAL	$309,005

For the six months ended April 30, 2012, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.22%, 1.97%, 1.97%, 1.72% and 0.97% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Interfund Transactions

During the six months ended April 30, 2012, the Fund engaged in purchase transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase transactions complied with Rule 17a-7 under the Act and amounted to $397,945.

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Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended April 30, 2012, the Adviser reimbursed $6,314. Transactions involving the affiliated holding during the six months ended April 30, 2012, were as follows:

Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 10/31/2011	10,597,522
Purchases/Additions	35,043,992
Sales/Reductions	41,569,780
Balance of Shares Held 4/30/2012	4,071,734
Value	$4,071,734
Dividend Income	$2,524

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2012, were as follows:

Purchases	$196,029,015
Sales	$224,437,832

7. REGULATORY SETTLEMENT PROCEEDS

During the six months ended April 30, 2012, the Fund received $471,798 in settlement of administrative proceedings against other unaffiliated third parties involving findings by the Securities and Exchange Commission (SEC) of market timing and/or late trading of mutual funds. The settlement was recorded as an increase to paid-in capital.

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2012, there were no outstanding loans. During the six months ended April 30, 2012, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2012, there were no outstanding loans. During the six months ended April 30, 2012, the program was not utilized.

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10. recent accounting pronouncements

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-03 is not expected to have a material impact on the Fund's financial statements and the accompanying notes, net assets or results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-04 is not expected to have a material impact on the Fund's financial statements and the accompanying notes.

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (“loads”) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2011 to April 30, 2012.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (“loads”) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2011	Ending Account Value 4/30/2012	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,072.00	$6.29
Class B Shares	$1,000	$1,067.80	$10.13
Class C Shares	$1,000	$1,067.80	$10.13
Class R Shares	$1,000	$1,069.20	$8.85
Institutional Shares	$1,000	$1,073.40	$5.00
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.80	$6.12
Class B Shares	$1,000	$1,015.07	$9.87
Class C Shares	$1,000	$1,015.07	$9.87
Class R Shares	$1,000	$1,016.31	$8.62
Institutional Shares	$1,000	$1,020.04	$4.87
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.22%
Class B Shares	1.97%
Class C Shares	1.97%
Class R Shares	1.72%
Institutional Shares	0.97%
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Evaluation and Approval of Advisory Contract – May 2011

Federated Mid cap growth strategies fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Semi-Annual Shareholder Report

33

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report

34

mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees Semi-Annual Shareholder Report

35

and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative Semi-Annual Shareholder Report

36

services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report
37

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Semi-Annual Shareholder Report
38

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report
39

Federated Mid Cap Growth Strategies Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

CUSIP 314172107
CUSIP 314172206
CUSIP 314172305
CUSIP 314172529
CUSIP 314172198

8010409 (6/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Semi-Annual Shareholder Report
April 30, 2012

Share Class	Ticker
A	FMAAX
B	FMBBX
C	FMRCX
Institutional	FMIIX

Federated Market Opportunity Fund

Fund Established 2000

A Portfolio of Federated Equity Funds

Dear Valued Shareholder,

I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2011 through April 30, 2012. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.

In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.

Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.

Sincerely,

J. Christopher Donahue, President

Not FDIC Insured May Lose Value No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)

At April 30, 2012, the Fund's portfolio composition1 was as follows:

Percentage of Total Net Assets
Futures Contracts — Short (notional value)[2]	(34.1)%
U.S. Equity Securities	31.5%
International Equity Securities	10.4%
Investment Company Securities	6.7%
U.S. Treasury Securities	35.1%
Purchased Put Options	0.3%
Gold Bullion	1.6%
Other Derivative Contracts[3,4]	0.0%
Cash Equivalents[5]	9.5%
Adjustment for Futures Contracts (notional value)[2]	33.3%
Other Assets and Liabilities — Net[6]	5.7%
TOTAL	100.0%
1	See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.
2	More complete information regarding the Fund's direct investments in futures contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Other Derivative Contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
4	Represents less than 0.1%.
5	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.

Semi-Annual Shareholder Report

At April 30, 2012, the Fund's sector composition7 for its equity securities was as follows:

Sector Composition	Percentage of Equity Securities
Information Technology	15.8%
Health Care	15.1%
Energy	14.5%
Financials	14.1%
Industrials	9.9%
Materials	8.9%
Consumer Discretionary	7.7%
Consumer Staples	6.0%
Utilities	4.4%
Telecommunication Services	3.6%
TOTAL	100.0%
7	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Semi-Annual Shareholder Report

Portfolio of Investments

April 30, 2012 (unaudited)

Shares, Principal Amount or Troy Ounces			Value in U.S. Dollars
		COMMON STOCKS – 41.9%
		Aerospace & Defense – 1.5%
48,000		Cubic Corp.	2,219,040
45,000	[1]	Transdigm Group, Inc.	5,675,400
		TOTAL	7,894,440
		Biotechnology – 1.2%
58,000		Amgen, Inc.	4,124,380
48,000	[1]	Gilead Sciences, Inc.	2,496,480
		TOTAL	6,620,860
		Capital Markets – 0.6%
400,000		Janus Capital Group, Inc.	3,032,000
		Chemicals – 2.4%
50,000		Agrium, Inc.	4,395,000
40,000		Albemarle Corp.	2,612,000
13,000		CF Industries Holdings, Inc.	2,509,780
30,000		Praxair, Inc.	3,471,000
		TOTAL	12,987,780
		Commercial Banks – 1.7%
64,000		PNC Financial Services Group	4,244,480
155,000		Wells Fargo & Co.	5,181,650
		TOTAL	9,426,130
		Communications Equipment – 0.9%
75,000		Qualcomm, Inc.	4,788,000
		Construction & Engineering – 2.2%
380,000		Chiyoda Corp.	4,570,960
140,000		JGC Corp.	4,051,473
90,000		KBR, Inc.	3,047,400
		TOTAL	11,669,833
		Consumer Finance – 0.7%
120,000		Discover Financial Services	4,068,000
		Diversified Telecommunication Services – 1.5%
130,000		AT&T, Inc.	4,278,300
1,080,000		Telstra Corp. Ltd.	3,980,806
		TOTAL	8,259,106
Semi-Annual Shareholder Report

Shares, Principal Amount or Troy Ounces			Value in U.S. Dollars
		Electric Utilities – 0.5%
60,000		Pinnacle West Capital Corp.	2,901,000
		Electronic Equipment Instruments & Components – 1.1%
10,000		Apple, Inc.	5,842,400
		Energy Equipment & Services – 1.9%
100,000	[1]	Nabors Industries Ltd.	1,665,000
82,000		Noble Corp.	3,120,920
48,000		Oceaneering International, Inc.	2,478,240
55,000		Transocean, Ltd.	2,771,450
		TOTAL	10,035,610
		Food & Staples Retailing – 0.7%
90,000		CVS Caremark Corp.	4,015,800
		Food Products – 0.6%
50,000		Bunge Ltd.	3,225,000
		Gas Utilities – 0.4%
500,000	[1]	Tokyo Gas Co. Ltd.	2,410,820
		Health Care Providers & Services – 1.7%
40,000		Aetna, Inc.	1,761,600
52,000	[1]	Centene Corp.	2,058,680
92,000	[1]	Express Scripts, Inc., Class A	5,132,680
		TOTAL	8,952,960
		Household Durables – 0.8%
125,000	[1]	SodaStream International Ltd.	4,293,750
		Insurance – 2.8%
70,000	[1]	Berkshire Hathaway, Inc.	5,631,500
150,000		MetLife, Inc.	5,404,500
72,000		Prudential Financial, Inc.	4,358,880
		TOTAL	15,394,880
		Internet Software & Services – 0.9%
8,300	[1]	Google, Inc.	5,023,409
		IT Services – 1.7%
140,000	[1]	Amdocs Ltd.	4,480,000
75,000		Booz Allen Hamilton Holding Corp.	1,282,500
130,000	[1]	Cardtronics, Inc.	3,426,800
		TOTAL	9,189,300
		Media – 1.1%
74,000		Cinemark Holdings, Inc.	1,699,040
Semi-Annual Shareholder Report

Shares, Principal Amount or Troy Ounces			Value in U.S. Dollars
100,000	[1]	DISH Network Corp., Class A	3,197,000
80,000		Regal Entertainment Group	1,088,800
		TOTAL	5,984,840
		Metals & Mining – 1.3%
11,865		Agnico Eagle Mines Ltd.	473,774
5,000	[1]	Allied Nevada Gold Corp.	146,530
150,000	[1]	Ampella Mining Ltd.	165,731
21,575	[1]	Barisan Gold Corp.	4,204
4,000	[1]	Detour Gold Corp.	98,720
140,000	[1]	Fortuna Silver Mines, Inc.	588,146
50,000		IAMGOLD Corp.	620,034
40,000	[1]	Imperial Metals Corp.	619,527
75,000	[1]	Kaminak Gold Corp.	134,383
184,500	[1]	Mansfield Minerals, Inc.	121,400
50,000	[1]	Mountain Province Diamonds, Inc.	279,901
50,000	[1]	New Gold, Inc.	455,000
74,000	[1]	Osisko Mining Corp.	761,836
250,000	[1]	Perseus Mining Ltd.	675,704
170,000	[1]	Rockgate Capital Corp.	113,580
17,000		Royal Gold, Inc.	1,053,320
58,000		Yamana Gold, Inc.	852,600
		TOTAL	7,164,390
		Multi-Utilities – 0.9%
205,000		CMS Energy Corp.	4,712,950
		Oil Gas & Consumable Fuels – 4.2%
94,000	[1]	Bankers Petroleum Ltd.	325,434
100,000	[1]	BNK Petroleum, Inc.	124,513
120,000		Cameco Corp.	2,652,000
100,000		HollyFrontier Corp.	3,082,000
400		INPEX Corp.	2,663,290
2,200,000	[1]	Paladin Energy Ltd.	3,618,781
120,000	[1]	Tesoro Petroleum Corp.	2,790,000
40,000	[1]	Total SA	1,915,259
230,000		Valero Energy Corp.	5,681,000
		TOTAL	22,852,277
Semi-Annual Shareholder Report

Shares, Principal Amount or Troy Ounces			Value in U.S. Dollars
		Pharmaceuticals – 3.5%
120,000	[1]	Mylan Laboratories, Inc.	2,605,200
200,000		Pfizer, Inc.	4,586,000
190,000	[1]	Questcor Pharmaceuticals, Inc.	8,531,000
40,000	[1]	Watson Pharmaceuticals, Inc.	3,014,400
		TOTAL	18,736,600
		Professional Services – 0.5%
80,000	[1]	FTI Consulting, Inc.	2,907,200
		Semiconductors & Semiconductor Equipment – 1.6%
330,000		Applied Materials, Inc.	3,956,700
125,000		Broadcom Corp.	4,575,000
		TOTAL	8,531,700
		Software – 0.5%
150,000	[1]	Symantec Corp.	2,478,000
		Specialty Retail – 1.3%
63,000		Ross Stores, Inc.	3,880,170
80,000		TJX Cos., Inc.	3,336,800
		TOTAL	7,216,970
		Tobacco – 1.2%
115,000		Altria Group, Inc.	3,704,150
20,000		Lorillard, Inc.	2,705,800
		TOTAL	6,409,950
		TOTAL COMMON STOCKS (IDENTIFIED COST $210,617,742)	227,025,955
		U.S. TREASURY – 35.1%
$90,000,000	[2]	United States Treasury Bill, 0.08%, 6/7/2012	89,994,221
100,000,000	[2,3]	United States Treasury Bill, 0.10%, 5/17/2012	99,997,330
		TOTAL U.S. TREASURY (IDENTIFIED COST $189,988,071)	189,991,551
		INVESTMENT FUND – 5.5%
298,825	[4]	GML Agricultural Commodity Finance Fund LLC (IDENTIFIED COST $29,882,549)	29,572,697
		EXCHANGE-TRADED FUNDS – 1.2%
120,000	[1]	PowerShares DB Agriculture Fund	3,274,800
240,000	[1]	Sprott Physical Gold Trust	3,405,600
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $7,089,610)	6,680,400
Semi-Annual Shareholder Report

Shares, Principal Amount or Troy Ounces			Value in U.S. Dollars
		BULLION – 1.6%
5,200		Gold (IDENTIFIED COST $9,034,335)	8,659,442
		PURCHASED PUT OPTIONS – 0.3%
		Index – 0.3%
5,000		SPDR S&P 500 ETF Trust, Strike Price $120, Expiration Date 6/16/2012	135,000
4,000		SPDR S&P 500 ETF Trust, Strike Price $125, Expiration Date 7/21/2012	456,000
5,000		SPDR S&P 500 ETF Trust, Strike Price $130, Expiration Date 6/16/2012	442,500
2,000		SPDR S&P 500 ETF Trust, Strike Price $135, Expiration Date 7/21/2012	565,000
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $2,812,265)	1,598,500
		MUTUAL FUND – 9.5%
51,686,343	[5,6]	Federated Prime Value Obligations Fund, Institutional Shares, 0.20% (AT NET ASSET VALUE)	51,686,343
		TOTAL INVESTMENTS — 95.1% (IDENTIFIED COST $501,110,915)[7]	515,214,888
		OTHER ASSETS AND LIABILITIES - NET — 4.9%[8]	26,729,137
		TOTAL NET ASSETS — 100%	$541,944,025

At April 30, 2012, the Fund had the following open futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
S&P 500 Index Short Futures	530	$184,652,000	June 2012	$(4,216,723)

At April 30, 2012, the Fund had the following outstanding foreign exchange contracts:

Settlement Date	Foreign Currency Units to Deliver	In Exchange For	Contracts at Value	Unrealized Appreciation/ (Depreciation)
Contracts Sold:
5/10/2012	736,100,000 JPY	$9,560,982	$9,220,528	$340,454
6/29/2012	1,400,000 EUR	$1,838,088	$1,853,715	$(15,627)
6/29/2012	4,500,000 CAD	$4,522,795	$4,548,993	$(26,198)
6/29/2012	7,700,000 AUD	$7,902,741	$7,972,253	$(69,512)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$229,117

Semi-Annual Shareholder Report

Net Unrealized Appreciation/(Depreciation) on Futures Contracts and Foreign Exchange Contracts are included in “Other Assets and Liabilities — Net.”

1	Non-income producing security.
2	Discount rate at the time of purchase.
3	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts.
4	Fair value determined in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
5	Affiliated holding.
6	7-Day net yield.
7	Also represents cost for federal tax purposes.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2012.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of April 30, 2012, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$170,650,428	$ —	$ —	$170,650,428
International	32,322,703	24,052,824	—	56,375,527
Debt Securities:
U.S. Treasury	—	189,991,551	—	189,991,551
Investment Fund	—	—	29,572,697[1]	29,572,697
Exchange-Traded Funds	6,680,400	—	—	6,680,400
Bullion	8,659,442	—	—	8,659,442
Purchased Put Options	1,598,500	—	—	1,598,500
Mutual Fund	51,686,343	—	—	51,686,343
TOTAL SECURITIES	$271,597,816	$214,044,375	$29,572,697	$515,214,888
OTHER FINANCIAL INSTRUMENTS[2]	$(4,216,723)	$229,117	$ —	$(3,987,606)
1	Includes $32,303,910 of a security transferred from Level 1 to Level 3 because the Adviser utilized unobservable market data to value the security. This transfer represents the value of the security at the beginning of the period.
2	Other financial instruments include futures contracts and foreign exchange contracts.

Semi-Annual Shareholder Report

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Common Stock — International	Investments in Investment Fund
Balance as of November 1, 2011	$8,187	$ —
Change in unrealized appreciation/depreciation	(3,983)	(2,731,213)
Transfers into Level 3	—	32,303,910
Transfers out of Level 3	(4,204)	—
Balance as of April 30, 2012	$ —	$29,572,697
The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to investments still held at April 30, 2012	$ —	$(2,731,213)

The following acronyms are used throughout this portfolio:

AUD	— Australian Dollar
CAD	— Canadian Dollars
ETF	— Exchange-Traded Fund
EUR	— Euro
JPY	— Japanese Yen
SPDR	— Standard & Poor's Depository Receipts

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2012	Year Ended October 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$9.89	$10.10	$11.09	$10.26	$12.22	$12.69
Income From Investment Operations:
Net investment income (loss)[1]	(0.03)	(0.04)	0.03	0.24	0.42	0.41
Net realized and unrealized gain (loss) on investments, short sales, futures contracts, written options, certain receivables and foreign currency transactions	(0.15)	0.21	(0.77)	1.05	(1.83)	(0.43)
TOTAL FROM INVESTMENT OPERATIONS	(0.18)	0.17	(0.74)	1.29	(1.41)	(0.02)
Less Distributions:
Distributions from net investment income	(0.05)	(0.38)	(0.25)	(0.46)	(0.55)	(0.45)
Net Asset Value, End of Period	$9.66	$9.89	$10.10	$11.09	$10.26	$12.22
Total Return[2]	(1.79)%	1.74%	(6.67)%	12.88%	(12.18)%	(0.18)%
Ratios to Average Net Assets:
Net expenses	1.24%[3]	1.26%[4]	1.89%[4]	1.39%[4]	1.20%[4]	1.22%[4]
Net expenses excluding dividends and other expenses related to short sales	1.24%[3]	1.24%[4]	1.24%[4]	1.24%[4]	1.20%[4]	1.22%[4]
Net investment income (loss)	(0.62)%[3]	(0.41)%	0.27%	2.23%	3.46%	3.31%
Expense waiver/reimbursement[5]	0.10%[3]	0.08%	0.05%	0.07%	0.04%	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$220,986	$257,503	$464,884	$835,964	$721,632	$981,852
Portfolio turnover	75%	129%	180%	191%	255%	79%
Semi-Annual Shareholder Report

1Per share numbers have been calculated using the average shares method.

2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.26%, 1.89%, 1.39%, 1.20% and 1.22% for the years ended October 31, 2011, 2010, 2009, 2008 and 2007, respectively, after taking into account these expense reductions. The net expense ratios excluding dividends and other expenses related to short sales are also calculated without reduction for these expense offset arrangements.
5	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2012	Year Ended October 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$9.82	$9.99	$10.99	$10.21	$12.16	$12.63
Income From Investment Operations:
Net investment income (loss)[1]	(0.07)	(0.11)	(0.05)	0.16	0.33	0.32
Net realized and unrealized gain (loss) on investments, short sales, futures contracts, written options, certain receivables and foreign currency transactions	(0.14)	0.21	(0.76)	1.04	(1.82)	(0.44)
TOTAL FROM INVESTMENT OPERATIONS	(0.21)	0.10	(0.81)	1.20	(1.49)	(0.12)
Less Distributions:
Distributions from net investment income	—	(0.27)	(0.19)	(0.42)	(0.46)	(0.35)
Net Asset Value, End of Period	$9.61	$9.82	$9.99	$10.99	$10.21	$12.16
Total Return[2]	(2.14)%	1.08%	(7.44)%	12.01%	(12.82)%	(0.96)%
Ratios to Average Net Assets:
Net expenses	1.99%[3]	2.01%[4]	2.64%[4]	2.14%[4]	1.95%[4]	1.97%[4]
Net expenses excluding dividends and other expenses related to short sales	1.99%[3]	1.99%[4]	1.99%[4]	1.99%[4]	1.95%[4]	1.97%[4]
Net investment income (loss)	(1.37)%[3]	(1.15)%	(0.50)%	1.54%	2.69%	2.56%
Expense waiver/reimbursement[5]	0.10%[3]	0.09%	0.05%	0.07%	0.04%	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$45,959	$60,018	$103,483	$166,561	$197,694	$291,938
Portfolio turnover	75%	129%	180%	191%	255%	79%
Semi-Annual Shareholder Report

1Per share numbers have been calculated using the average shares method.

2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.01%, 2.64%, 2.13%, 1.95% and 1.97% for the years ended October 31, 2011, 2010, 2009, 2008 and 2007, respectively, after taking into account these expense reductions. The net expense ratios excluding dividends and other expenses related to short sales are also calculated without reduction for these expense offset arrangements.
5	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2012	Year Ended October 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$9.77	$9.96	$10.96	$10.19	$12.13	$12.60
Income From Investment Operations:
Net investment income (loss)[1]	(0.07)	(0.11)	(0.05)	0.16	0.33	0.32
Net realized and unrealized gain (loss) on investments, short sales, futures contracts, written options, certain receivables and foreign currency transactions	(0.14)	0.20	(0.76)	1.03	(1.81)	(0.44)
TOTAL FROM INVESTMENT OPERATIONS	(0.21)	0.09	(0.81)	1.19	(1.48)	(0.12)
Less Distributions:
Distributions from net investment income	—	(0.28)	(0.19)	(0.42)	(0.46)	(0.35)
Net Asset Value, End of Period	$9.56	$9.77	$9.96	$10.96	$10.19	$12.13
Total Return[2]	(2.15)%	0.98%	(7.38)%	11.96%	(12.77)%	(0.96)%
Ratios to Average Net Assets:
Net expenses	1.99%[3]	2.01%[4]	2.63%[4]	2.14%[4]	1.95%[4]	1.97%[4]
Net expenses excluding dividends and other expenses related to short sales	1.99%[3]	1.99%[4]	1.99%[4]	1.99%[4]	1.95%[4]	1.97%[4]
Net investment income (loss)	(1.37)%[3]	(1.16)%	(0.50)%	1.50%	2.70%	2.56%
Expense waiver/reimbursement[5]	0.10%[3]	0.08%	0.05%	0.07%	0.04%	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$183,756	$207,932	$365,433	$489,260	$445,425	$651,388
Portfolio turnover	75%	129%	180%	191%	255%	79%
Semi-Annual Shareholder Report

1Per share numbers have been calculated using the average shares method.

2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.01%, 2.63%, 2.13%, 1.95% and 1.97% for the years ended October 31, 2011, 2010, 2009, 2008 and 2007, respectively, after taking into account these expense reductions. The net expense ratios excluding dividends and other expenses related to short sales are also calculated without reduction for these expense offset arrangements.
5	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2012	Year Ended October 31,				Period Ended 10/31/2007[1]
		2011	2010	2009	2008
Net Asset Value, Beginning of Period	$9.95	$10.15	$11.14	$10.29	$12.23	$12.16
Income From Investment Operations:
Net investment income (loss)[2]	(0.02)	(0.02)	0.03	0.23	0.50	0.17
Net realized and unrealized gain (loss) on investments, short sales, futures contracts, written options, certain receivables and foreign currency transactions	(0.15)	0.22	(0.75)	1.08	(1.88)	0.00[3]
TOTAL FROM INVESTMENT OPERATIONS	(0.17)	0.20	(0.72)	1.31	(1.38)	0.17
Less Distributions:
Distributions from net investment income	(0.08)	(0.40)	(0.27)	(0.46)	(0.56)	(0.10)
Net Asset Value, End of Period	$9.70	$9.95	$10.15	$11.14	$10.29	$12.23
Total Return[4]	(1.69)%	2.08%	(6.49)%	13.12%	(11.95)%	1.43%
Ratios to Average Net Assets:
Net expenses	0.99%[5]	1.01%[6]	1.58%[6]	1.22%[6]	0.95%[6]	0.97%[5,6]
Net expenses excluding dividends and other expenses related to short sales	0.99%[5]	0.99%[6]	0.99%[6]	0.99%[6]	0.95%[6]	0.97%[5,6]
Net investment income (loss)	(0.37)%[5]	(0.17)%	0.30%	2.05%	4.62%	4.30%[5]
Expense waiver/reimbursement[7]	0.10%[5]	0.08%	0.05%	0.07%	0.04%	0.03%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$91,243	$90,569	$194,702	$81,473	$6,551	$484
Portfolio turnover	75%	129%	180%	191%	255%	79%[8]
Semi-Annual Shareholder Report

1Reflects operations for the period from June 29, 2007 (date of initial investment) to October 31, 2007.

2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.01%, 1.58%, 1.21%, 0.95% and 0.97% for the years ended October 31, 2011, 2010, 2009, 2008 and 2007, respectively, after taking into account these expense reductions. The net expense ratios excluding dividends and other expenses related to short sales are also calculated without reduction for these expense offset arrangements.
7	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended October 31, 2007.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Assets and Liabilities

April 30, 2012 (unaudited)

Assets:
Total investments in securities/bullion, at value, including $51,686,343 of investment in an affiliated holding (Note 5) (identified cost $501,110,915)		$515,214,888
Cash denominated in foreign currencies (identified cost $543,506)		552,855
Receivable for investments sold (Note 9)		28,670,457
Receivable for daily variation margin		649,250
Income receivable		631,041
Receivable for shares sold		412,766
Unrealized appreciation on foreign exchange contracts		340,454
TOTAL ASSETS		546,471,711
Liabilities:
Payable for shares redeemed	$3,248,045
Payable for investments purchased	458,705
Unrealized depreciation on foreign exchange contracts	111,337
Payable for transfer and dividend disbursing agent fees and expenses	248,396
Payable for shareholder services fee (Note 5)	174,933
Payable for distribution services fee (Note 5)	144,318
Payable for Directors'/Trustees' fees	1,917
Accrued expenses	140,035
TOTAL LIABILITIES		4,527,686
Net assets for 56,272,757 shares outstanding		$541,944,025
Net Assets Consist of:
Paid-in capital		$990,707,308
Net unrealized appreciation of investments, futures contracts, certain receivables and translation of assets and liabilities in foreign currency		4,591,983
Accumulated net realized loss on investments, short sells, futures contracts, written options and foreign currency transactions		(450,725,103)
Distributions in excess of net investment income		(2,630,163)
TOTAL NET ASSETS		$541,944,025
Semi-Annual Shareholder Report

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($220,986,458 ÷ 22,872,104 shares outstanding), no par value, unlimited shares authorized	$9.66
Offering price per share (100/94.50 of $9.66)	$10.22
Redemption proceeds per share	$9.66
Class B Shares:
Net asset value per share ($45,958,771 ÷ 4,783,280 shares outstanding), no par value, unlimited shares authorized	$9.61
Offering price per share	$9.61
Redemption proceeds per share (94.50/100 of $9.61)	$9.08
Class C Shares:
Net asset value per share ($183,755,804 ÷ 19,213,733 shares outstanding), no par value, unlimited shares authorized	$9.56
Offering price per share	$9.56
Redemption proceeds per share (99.00/100 of $9.56)	$9.46
Institutional Shares:
Net asset value per share ($91,242,992 ÷ 9,403,640 shares outstanding), no par value, unlimited shares authorized	$9.70
Offering price per share	$9.70
Redemption proceeds per share	$9.70

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Operations

Six Months Ended April 30, 2012 (unaudited)

Investment Income:
Dividends (including $55,545 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $27,983)			$1,748,158
Interest			95,854
TOTAL INCOME			1,844,012
Expenses:
Investment adviser fee (Note 5)		$2,205,040
Administrative fee (Note 5)		229,233
Custodian fees		53,849
Transfer and dividend disbursing agent fees and expenses		541,163
Directors'/Trustees' fees		2,069
Auditing fees		16,245
Legal fees		4,191
Portfolio accounting fees		71,569
Distribution services fee (Note 5)		936,811
Shareholder services fee (Note 5)		611,408
Account administration fee (Note 2)		546
Share registration costs		40,276
Printing and postage		48,163
Insurance premiums		2,763
Miscellaneous		4,156
TOTAL EXPENSES		4,767,482
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(288,164)
Waiver of administrative fee	(5,495)
TOTAL WAIVERS AND REIMBURSEMENT		(293,659)
Net expenses			4,473,823
Net investment income (loss)			(2,629,811)
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Certain Receivables and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			12,475,293
Net realized loss on futures contracts			(23,233,645)
Net change in unrealized appreciation of investments, certain receivables and translation of assets and liabilities in foreign currency			(852,066)
Net change in unrealized appreciation of futures contracts			3,337,582
Net realized and unrealized loss on investments, futures contracts, certain receivables and foreign currency transactions			(8,272,836)
Change in net assets resulting from operations			$(10,902,647)

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2012	Year Ended 10/31/2011
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(2,629,811)	$(5,456,094)
Net realized gain (loss) on investments, futures contracts and foreign currency transactions	(10,758,352)	10,135,359
Net change in unrealized appreciation/depreciation of investments, short sales, futures contracts, certain receivables and translation of assets and liabilities in foreign currency	2,485,516	2,286,641
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(10,902,647)	6,965,906
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(1,328,817)	(14,746,332)
Class B Shares	—	(2,608,413)
Class C Shares	—	(9,099,164)
Institutional Shares	(880,430)	(5,874,579)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,209,247)	(32,328,488)
Share Transactions:
Proceeds from sale of shares	85,408,103	189,424,285
Net asset value of shares issued to shareholders in payment of distributions declared	1,808,177	24,334,306
Cost of shares redeemed	(148,183,527)	(700,873,767)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(60,967,247)	(487,115,176)
Change in net assets	(74,079,141)	(512,477,758)
Net Assets:
Beginning of period	616,023,166	1,128,500,924
End of period (including undistributed (distributions in excess of) net investment income of $(2,630,163) and $2,208,895, respectively)	$541,944,025	$616,023,166

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Notes to Financial Statements

April 30, 2012 (unaudited)

1. Organization

Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 13 diversified portfolios. The financial statements included herein are only those of Federated Market Opportunity Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide absolute (positive) returns with low correlation to the U.S. equity market.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Semi-Annual Shareholder Report

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those Semi-Annual Shareholder Report terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares and Institutional Shares may bear certain account administration fees, distribution services fees and shareholder services fees unique to those classes. For the six months ended April 30, 2012, account administration fees for the Fund were as follows:

Account Administration Fees Incurred
Class A Shares	$480
Class C Shares	66
TOTAL	$546

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

Semi-Annual Shareholder Report

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2012, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield, manage duration and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

The average notional value of futures contracts held by the Fund throughout the period was $153,142,738. This is based on amounts held as of each month-end throughout the six month period.

Foreign Exchange Contracts

The Fund enters into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund also enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability Semi-Annual Shareholder Report of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $304,048 and $326,557, respectively. This is based on the contracts held as of each month-end throughout the six month period.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Short Sales

In a short sale, the Fund sells a security it does not own in anticipation of a decline in the fair market value of the security. When the Fund sells a security short, it must borrow the security in order to deliver it at the completion of the sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.

The Fund has an obligation to replace the borrowed security (e.g., to purchase the security at a future date and deliver it to the lender of the security). While the security is borrowed, the proceeds from the sale are deposited with the lender (“Prime Broker”). The Fund may incur two types of expenses from short sales: borrowing expenses and dividend expenses. Borrowing expenses may occur because the Fund may be obligated to pay fees to the Prime Broker on borrowed securities. This fee is normally based upon the market value of the borrowed security and is dependent upon the availability of the security. Dividend expenses may occur because the Fund has to pay the Prime Broker the equivalent of any dividends earned on the borrowed security.

Semi-Annual Shareholder Report

Options Contracts

The Fund buys/sells put and call options for hedging and asset allocation purposes. The seller (writer) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.

As of April 30, 2012, the Fund had no written options.

The average notional amount of purchased options held by the Fund throughout the period was $1,340,068. This is based on amounts held as of each month-end throughout the six month period.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Semi-Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$340,454	Unrealized depreciation on foreign exchange contracts	$111,337
Equity contracts	Receivable for daily variation margin	(4,216,723)*
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$(3,876,269)		$111,337
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2012

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures	Options Purchased	Forward Currency Contracts	Total
Foreign exchange contracts	—	—	$(39,932)	$(39,932)
Equity contracts	$(23,233,645)	$(572,260)	—	$(23,805,905)
TOTAL	$(23,233,645)	$(572,260)	$(39,932)	$(23,845,837)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures	Options Purchased	Forward Currency Contracts	Total
Foreign exchange contracts	—	—	$538,117	$538,117
Equity contracts	$3,337,582	$(1,940,515)	—	$1,397,067
TOTAL	$3,337,582	$(1,940,515)	$538,117	$1,935,184
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Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. Shares of Beneficial Interest

The following tables summarize share activity:

	Six Months Ended 4/30/2012		Year Ended 10/31/2011
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	3,086,767	$30,397,356	8,630,781	$84,887,631
Shares issued to shareholders in payment of distributions declared	124,430	1,219,414	1,346,469	12,993,419
Shares redeemed	(6,372,577)	(62,706,161)	(29,987,177)	(294,437,644)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(3,161,380)	$(31,089,391)	(20,009,927)	$(196,556,594)

	Six Months Ended 4/30/2012		Year Ended 10/31/2011
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	86,218	$842,565	304,314	$2,966,672
Shares issued to shareholders in payment of distributions declared	—	—	213,595	2,059,058
Shares redeemed	(1,415,313)	(13,854,945)	(4,759,643)	(46,365,265)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(1,329,095)	$(13,012,380)	(4,241,734)	$(41,339,535)

	Six Months Ended 4/30/2012		Year Ended 10/31/2011
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,759,622	$17,151,046	2,967,206	$28,805,208
Shares issued to shareholders in payment of distributions declared	—	—	658,323	6,319,898
Shares redeemed	(3,821,074)	(37,188,234)	(19,045,424)	(184,966,666)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(2,061,452)	$(20,037,188)	(15,419,895)	$(149,841,560)
Semi-Annual Shareholder Report

	Six Months Ended 4/30/2012		Year Ended 10/31/2011
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	3,736,245	$37,017,136	7,390,304	$72,764,774
Shares issued to shareholders in payment of distributions declared	59,895	588,763	305,669	2,961,931
Shares redeemed	(3,495,206)	(34,434,187)	(17,769,379)	(175,104,192)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	300,934	$3,171,712	(10,073,406)	$(99,377,487)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(6,250,993)	$(60,967,247)	(49,744,962)	$(487,115,176)

4. Federal Tax Information

At April 30, 2012, the cost of investments for federal tax purposes was $501,110,915. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates, foreign currency commitments and futures contracts was $14,103,973. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $23,301,690 and net unrealized depreciation from investments for those securities having an excess of cost over value of $9,197,717.

At October 31, 2011, the Fund had a capital loss carryforward of $413,520,981 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.

The following schedule summarizes the Fund's capital loss carryforwards and expiration years:

Expiration Year	Short-Term	Long-Term	Total
2015	$26,587,308	N/A	$26,587,308
2017	$257,322,572	N/A	$257,322,572
2018	$111,051,824	N/A	$111,051,824
2019	$18,559,277	N/A	$18,559,277
Semi-Annual Shareholder Report

5. Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2012, the Adviser voluntarily waived $255,828 of its fee.

Certain of the Fund's assets are managed by Federated Investment Management Company (the “Sub-Adviser”). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2012, the Sub-Adviser earned a fee of $241,000.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2012, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $5,495 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%

Semi-Annual Shareholder Report

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2012, distribution services fees for the Fund were as follows:

Distribution Services Fees Incurred
Class B Shares	$197,334
Class C Shares	739,477
TOTAL	$936,811

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2012, FSC retained $116,767 of fees paid by the Fund. For the six months ended April 30, 2012, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2012, FSC retained $8,099 in sales charges from the sale of Class A Shares. FSC also retained $6,433 of CDSC relating to redemptions on Class B Shares and $7,044 relating to redemptions on Class C Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Services Fees. For the six months ended April 30, 2012, Service Fees for the Fund were as follows:

Service Fees Incurred
Class A Shares	$299,204
Class B Shares	65,778
Class C Shares	246,426
TOTAL	$611,408

For the six months ended April 30, 2012, FSSC received $493 of fees paid by the Fund.

Semi-Annual Shareholder Report

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights excluding dividends and other expenses related to short sales) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.24%, 1.99%, 1.99% and 0.99%, (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended April 30, 2012, the Adviser reimbursed $32,336. Transactions involving affiliated holdings during the six months ended April 30, 2012, were as follows:

Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 10/31/2011	138,314,352
Purchases/Additions	208,579,771
Sales/Reductions	295,207,780
Balance of Shares Held 4/30/2012	51,686,343
Value	$51,686,343
Dividend Income	$55,545

6. Investment Transactions

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2012, were as follows:

Purchases	$215,530,828
Sales	$233,774,350

7. Line of Credit

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2012, there were no outstanding loans. During the six months ended April 30, 2012, the Fund did not utilize the LOC.

Semi-Annual Shareholder Report

8. Interfund Lending

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2012, there were no outstanding loans. During the six months ended April 30, 2012, the program was not utilized.

9. Receivable from Bankruptcy Trustee

The amount presented on the Statement of Assets and Liabilities, under the caption Receivable for investments sold, includes $5,763,747 which represents the net realizable proceeds due from the bankruptcy trustee for certain security transactions executed through Lehman Brothers in 2008.

10. Recent Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-03 is not expected to have a material impact on the Fund's financial statements and the accompanying notes, net assets or results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-04 is not expected to have a material impact on the Fund's financial statements and the accompanying notes.

11. SUBSEQUENT EVENTS

On June 27, 2012, supplements to the Fund's Prospectuses and Statement of Additional Information were filed to indicate the Fund's name change from Federated Market Opportunity Fund to Federated Prudent Absolute Return Fund effective August 1, 2012.

Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2011 to April 30, 2012.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2011	Ending Account Value 4/30/2012	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$982.10	$6.11
Class B Shares	$1,000	$978.60	$9.79
Class C Shares	$1,000	$978.50	$9.79
Institutional Shares	$1,000	$983.10	$4.88
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.70	$6.22
Class B Shares	$1,000	$1,014.97	$9.97
Class C Shares	$1,000	$1,014.97	$9.97
Institutional Shares	$1,000	$1,019.94	$4.97
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.24%
Class B Shares	1.99%
Class C Shares	1.99%
Institutional Shares	0.99%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract – May 2011

federated market opportunity fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2011. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

Semi-Annual Shareholder Report

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In Semi-Annual Shareholder Report addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a Semi-Annual Shareholder Report finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report

Federated Market Opportunity Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

CUSIP 314172743
CUSIP 314172735
CUSIP 314172727
CUSIP 314172453

26600 (6/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Semi-Annual Shareholder Report
April 30, 2012

Share Class	Ticker
A	SVAAX
C	SVACX
Institutional	SVAIX

Federated Strategic Value Dividend Fund

Fund Established 2005

A Portfolio of Federated Equity Funds

Dear Valued Shareholder,

I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2011 through April 30, 2012. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.

In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.

Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.

Sincerely,

J. Christopher Donahue, President

Not FDIC Insured May Lose Value No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)

At April 30, 2012, the Fund's sector composition1 was as follows:

Sector Composition	Percentage of Total Net Assets
Consumer Staples	27.3%
Health Care	23.1%
Telecommunication Services	20.1%
Utilities	15.9%
Energy	9.5%
Financials	2.0%
Consumer Discretionary	1.1%
Cash Equivalents[2]	0.7%
Other Assets and Liabilities — Net[3]	0.3%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments

April 30, 2012 (unaudited)

Shares		Value
	COMMON STOCKS – 99.0%
	Consumer Discretionary – 1.1%
671,260	McDonald's Corp.	65,414,287
	Consumer Staples – 27.3%
7,635,385	Altria Group, Inc.	245,935,751
1,716,100	General Mills, Inc.	66,739,129
2,546,170	H.J. Heinz Co.	135,736,323
2,691,500	Kellogg Co.	136,109,155
2,727,225	Kimberly-Clark Corp.	214,005,346
491,760	Lorillard, Inc.	66,530,210
1,485,700	PepsiCo, Inc.	98,056,200
2,261,785	Philip Morris International, Inc.	202,452,375
2,256,670	Procter & Gamble Co.	143,614,479
3,810,262	Reynolds American, Inc.	155,572,997
413,175	The Coca-Cola Co.	31,533,516
4,656,102	Unilever PLC	158,862,024
	TOTAL	1,655,147,505
	Energy – 9.5%
481,980	Chevron Corp.	51,359,789
2,227,055	ConocoPhillips	159,523,950
6,238,755	Royal Dutch Shell PLC, Class B	228,067,829
2,906,080	Total S.A.	139,147,795
	TOTAL	578,099,363
	Financials – 2.0%
951,000	Cincinnati Financial Corp.	33,874,620
2,513,200	New York Community Bancorp, Inc.	33,903,068
856,735	Ventas, Inc.	50,367,451
	TOTAL	118,145,139
	Health Care – 23.1%
2,999,000	Abbott Laboratories	186,117,940
5,379,600	AstraZeneca PLC	235,854,934
6,006,115	Bristol-Myers Squibb Co.	200,424,058
5,884,315	Eli Lilly & Co.	243,551,798
9,294,873	GlaxoSmithKline PLC	214,991,476
2,846,715	Johnson & Johnson	185,292,679
3,324,035	Merck & Co., Inc.	130,435,133
	TOTAL	1,396,668,018
Semi-Annual Shareholder Report
2

Shares			Value
		Telecommunication Services – 20.1%
7,995,145		AT&T, Inc.	263,120,222
2,485,910		BCE, Inc.	100,709,741
5,165,630		CenturyLink, Inc.	199,186,693
5,326,198		Telefonica SA	77,727,086
6,315,670		Verizon Communications, Inc.	255,026,755
88,768,874		Vodafone Group PLC	246,239,945
6,661,785		Windstream Corp.	74,878,463
		TOTAL	1,216,888,905
		Utilities – 15.9%
466,895		Dominion Resources, Inc.	24,367,250
9,890,600		Duke Energy Corp.	211,955,558
21,568,499		National Grid PLC	232,869,859
4,696,500		PPL Corp.	128,449,275
2,700,000		Pepco Holdings, Inc.	51,084,000
7,185,160		SSE PLC	154,083,150
3,548,528		Southern Co.	163,019,376
		TOTAL	965,828,468
		TOTAL COMMON STOCKS (IDENTIFIED COST $5,426,986,478)	5,996,191,685
		MUTUAL FUND – 0.7%
43,594,444	[1,2]	Federated Prime Value Obligations Fund, Institutional Shares, 0.20% (AT NET ASSET VALUE)	43,594,444
		TOTAL INVESTMENTS — 99.7% (IDENTIFIED COST $5,470,580,922)[3]	6,039,786,129
		OTHER ASSETS AND LIABILITIES - NET — 0.3%[4]	20,971,481
		TOTAL NET ASSETS — 100%	$6,060,757,610
1	Affiliated holding.
2	7-Day net yield.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2012.

Semi-Annual Shareholder Report

3

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2012, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$4,207,637,847	$ —	$ —	$4,207,637,847
International	100,709,740	1,687,844,098	—	1,788,553,838
Mutual Fund	43,594,444	—	—	43,594,444
TOTAL SECURITIES	$4,351,942,031	$1,687,844,098	$ —	$6,039,786,129

See Notes which are an integral part of the Financial Statements

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4

Financial Highlights – Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2012	Year Ended October 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$4.69	$4.36	$3.85	$4.01	$6.36	$6.27
Income From Investment Operations:
Net investment income	0.09	0.17[1]	0.16[1]	0.15	0.27	0.27
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.20	0.32	0.51	(0.15)	(2.05)	0.16
TOTAL FROM INVESTMENT OPERATIONS	0.29	0.49	0.67	—	(1.78)	0.43
Less Distributions:
Distributions from net investment income	(0.09)	(0.16)	(0.16)	(0.16)	(0.28)	(0.25)
Distributions from net realized gain on investments and foreign currency transactions	—	—	—	—	(0.29)	(0.09)
TOTAL DISTRIBUTIONS	(0.09)	(0.16)	(0.16)	(0.16)	(0.57)	(0.34)
Net Asset Value, End of Period	$4.89	$4.69	$4.36	$3.85	$4.01	$6.36
Total Return[2]	6.30%	11.50%	17.83%	0.31%	(30.13)%	6.96%
Ratios to Average Net Assets:
Net expenses	1.05%[3,4]	1.05%[4]	1.05%[4]	1.04%[4]	1.00%[4]	1.00%[4]
Net investment income	3.83%[3]	3.67%	3.98%	4.38%	5.14%	4.03%
Expense waiver/reimbursement[5]	0.11%[3]	0.14%	0.19%	0.20%	0.25%	0.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,307,963	$992,799	$439,433	$358,589	$249,725	$555,896
Portfolio turnover	5%	17%	20%	42%	48%	66%
Semi-Annual Shareholder Report
5

1Per share numbers have been calculated using the average shares method.

2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.05%, 1.05%, 1.04%, 1.04%, 1.00% and 0.99%, for the six months ended April 30, 2012 and for the years ended October 31, 2011, 2010, 2009, 2008 and 2007, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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6

Financial Highlights – Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2012	Year Ended October 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$4.70	$4.37	$3.85	$4.02	$6.37	$6.28
Income From Investment Operations:
Net investment income	0.07	0.13[1]	0.13[1]	0.13	0.23	0.21
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.21	0.33	0.52	(0.17)	(2.05)	0.18
TOTAL FROM INVESTMENT OPERATIONS	0.28	0.46	0.65	(0.04)	(1.82)	0.39
Less Distributions:
Distributions from net investment income	(0.08)	(0.13)	(0.13)	(0.13)	(0.24)	(0.21)
Distributions from net realized gain on investments and foreign currency transactions	—	—	—	—	(0.29)	(0.09)
TOTAL DISTRIBUTIONS	(0.08)	(0.13)	(0.13)	(0.13)	(0.53)	(0.30)
Net Asset Value, End of Period	$4.90	$4.70	$4.37	$3.85	$4.02	$6.37
Total Return[2]	5.91%	10.67%	17.21%	(0.69)%	(30.57)%	6.16%
Ratios to Average Net Assets:
Net expenses	1.80%[3,4]	1.80%[4]	1.80%[4]	1.79%[4]	1.75%[4]	1.75%[4]
Net investment income	3.03%[3]	2.95%	3.22%	3.65%	4.44%	3.33%
Expense waiver/reimbursement[5]	0.11%[3]	0.14%	0.19%	0.20%	0.25%	0.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$519,620	$328,987	$173,394	$123,604	$112,894	$217,849
Portfolio turnover	5%	17%	20%	42%	48%	66%
Semi-Annual Shareholder Report
7

1Per share numbers have been calculated using the average shares method.

2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.80%, 1.80%, 1.80%, 1.78%, 1.75% and 1.74%, for the six months ended April 30, 2012 and for the years ended October 31, 2011, 2010, 2009, 2008 and 2007, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
8

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2012	Year Ended October 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$4.70	$4.38	$3.86	$4.02	$6.37	$6.28
Income From Investment Operations:
Net investment income	0.10	0.18[1]	0.17[1]	0.17	0.28	0.27
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.21	0.31	0.52	(0.16)	(2.05)	0.18
TOTAL FROM INVESTMENT OPERATIONS	0.31	0.49	0.69	0.01	(1.77)	0.45
Less Distributions:
Distributions from net investment income	(0.10)	(0.17)	(0.17)	(0.17)	(0.29)	(0.27)
Distributions from net realized gain on investments and foreign currency transactions	—	—	—	—	(0.29)	(0.09)
TOTAL DISTRIBUTIONS	(0.10)	(0.17)	(0.17)	(0.17)	(0.58)	(0.36)
Net Asset Value, End of Period	$4.91	$4.70	$4.38	$3.86	$4.02	$6.37
Total Return[2]	6.63%	11.48%	18.34%	0.55%	(29.92)%	7.20%
Ratios to Average Net Assets:
Net expenses	0.80%[3,4]	0.80%[4]	0.80%[4]	0.80%[4]	0.75%[4]	0.75%[4]
Net investment income	4.10%[3]	3.89%	4.14%	4.59%	5.67%	4.29%
Expense waiver/reimbursement[5]	0.11%[3]	0.14%	0.19%	0.19%	0.25%	0.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,233,175	$3,263,920	$1,340,561	$383,503	$176,187	$199,630
Portfolio turnover	5%	17%	20%	42%	48%	66%
Semi-Annual Shareholder Report
9

1Per share numbers have been calculated using the average shares method.

2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.80%, 0.80%, 0.80%, 0.80%, 0.75% and 0.74%, for the six months ended April 30, 2012 and for the years ended October 31, 2011, 2010, 2009, 2008 and 2007, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
10

Statement of Assets and Liabilities

April 30, 2012 (unaudited)

Assets:
Total investment in securities, at value including $43,594,444 of investment in an affiliated holding (Note 5) (identified cost $5,470,580,922)		$6,039,786,129
Cash denominated in foreign currencies (identified cost $6,485)		6,558
Income receivable		12,089,578
Receivable for shares sold		20,980,465
TOTAL ASSETS		6,072,862,730
Liabilities:
Payable for shares redeemed	$10,929,539
Income distribution payable	594
Payable for distribution services fee (Note 5)	308,334
Payable for shareholder services fee (Note 5)	852,298
Accrued expenses	14,355
TOTAL LIABILITIES		12,105,120
Net assets for 1,236,343,813 shares outstanding		$6,060,757,610
Net Assets Consist of:
Paid-in capital		$5,709,903,516
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		569,206,899
Accumulated net realized loss on investments and foreign currency transactions		(219,512,753)
Undistributed net investment income		1,159,948
TOTAL NET ASSETS		$6,060,757,610
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($1,307,963,135 ÷ 267,465,856 shares outstanding), no par value, unlimited shares authorized		$4.89
Offering price per share (100/94.50 of $4.89)		$5.17
Redemption proceeds per share		$4.89
Class C Shares:
Net asset value per share ($519,619,656 ÷ 106,094,869 shares outstanding), no par value, unlimited shares authorized		$4.90
Offering price per share		$4.90
Redemption proceeds per share (99.00/100 of $4.90)		$4.85
Institutional Shares:
Net asset value per share ($4,233,174,819 ÷ 862,783,088 shares outstanding), no par value, unlimited shares authorized		$4.91
Offering price per share		$4.91
Redemption proceeds per share		$4.91

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended April 30, 2012 (unaudited)

Investment Income:
Dividends (including $70,465 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $2,101,032)			$133,470,374
Expenses:
Investment adviser fee (Note 5)		$20,469,665
Administrative fee (Note 5)		2,127,782
Custodian fees		300,442
Transfer and dividend disbursing agent fees and expenses		1,699,914
Directors'/Trustees' fees		9,574
Auditing fees		11,245
Legal fees		3,973
Portfolio accounting fees		97,558
Distribution services fee (Note 5)		1,608,828
Shareholder services fee (Note 5)		2,001,874
Account administration fee (Note 2)		3,316
Share registration costs		90,691
Printing and postage		94,929
Insurance premiums		5,898
Miscellaneous		3,841
TOTAL EXPENSES		28,529,530
Waivers, Reimbursement and Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(2,896,674)
Waiver of administrative fee (Note 5)	(50,793)
Waiver of distribution services fee (Note 5)	(2,400)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(40,508)
TOTAL WAIVERS, REIMBURSEMENT AND REDUCTION		(2,990,375)
Net expenses			25,539,155
Net investment income			107,931,219
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(14,924,156)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			250,781,945
Net realized and unrealized gain on investments and foreign currency transactions			235,857,789
Change in net assets resulting from operations			$343,789,008

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2012	Year Ended 10/31/2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$107,931,219	$107,557,951
Net realized gain (loss) on investments and foreign currency transactions	(14,924,156)	66,656,799
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	250,781,945	159,594,223
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	343,789,008	333,808,973
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(22,764,565)	(21,666,474)
Class C Shares	(6,632,119)	(6,814,261)
Institutional Shares	(78,631,306)	(77,545,884)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(108,027,990)	(106,026,619)
Share Transactions:
Proceeds from sale of shares	2,190,548,386	3,111,743,170
Net asset value of shares issued to shareholders in payment of distributions declared	53,270,713	39,084,245
Cost of shares redeemed	(1,004,528,209)	(746,291,681)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,239,290,890	2,404,535,734
Change in net assets	1,475,051,908	2,632,318,088
Net Assets:
Beginning of period	4,585,705,702	1,953,387,614
End of period (including undistributed net investment income of $1,159,948 and $1,256,719, respectively)	$6,060,757,610	$4,585,705,702

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

April 30, 2012 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 13 portfolios. The financial statements included herein are only those of Federated Strategic Value Dividend Fund (formerly, Federated Strategic Value Fund) (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide income and long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

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Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for Semi-Annual Shareholder Report

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monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class C Shares and Institutional Shares may bear distribution services fees, shareholder services fees and account administration fees unique to those classes. For the six months ended April 30, 2012, account administration fees for the Fund were as follows:

Account Administration Fees Incurred
Class A Shares	$2,855
Class C Shares	461
TOTAL	$3,316

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

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Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2012, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund enters into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At April 30, 2012, the Fund had no outstanding foreign exchange contracts.

The average value at settlement date payable of foreign exchange contracts purchased by the Fund throughout the period was $3,989. This is based on the contracts held as of each month-end throughout the six month period.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

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Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Additional Disclosure Related to Derivative Instruments

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2012

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$29,200
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$13,707

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2012		Year Ended 10/31/2011
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	114,804,096	$547,037,712	146,149,603	$664,664,047
Shares issued to shareholders in payment of distributions declared	4,182,503	19,896,266	3,482,525	15,867,360
Shares redeemed	(63,289,409)	(302,362,413)	(38,575,887)	(174,955,116)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	55,697,190	$264,571,565	111,056,241	$505,576,291
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	Six Months Ended 4/30/2012		Year Ended 10/31/2011
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	41,509,499	$198,085,888	39,272,581	$177,848,640
Shares issued to shareholders in payment of distributions declared	1,106,227	5,270,447	1,177,331	5,359,069
Shares redeemed	(6,579,985)	(31,500,194)	(10,059,645)	(45,468,828)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	36,035,741	$171,856,141	30,390,267	$137,738,881
	Six Months Ended 4/30/2012		Year Ended 10/31/2011
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	302,428,325	$1,445,424,786	499,426,899	$2,269,230,483
Shares issued to shareholders in payment of distributions declared	5,856,798	28,104,000	3,902,426	17,857,816
Shares redeemed	(139,440,051)	(670,665,602)	(115,706,264)	(525,867,737)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	168,845,072	$802,863,184	387,623,061	$1,761,220,562
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	260,578,003	$1,239,290,890	529,069,569	$2,404,535,734

4. FEDERAL TAX INFORMATION

At April 30, 2012, the cost of investments for federal tax purposes was $5,470,580,922. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $569,205,207. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $664,383,252 and net unrealized depreciation from investments for those securities having an excess of cost over value of $95,178,045.

At October 31, 2011, the Fund had a capital loss carryforward of $204,455,638 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010 is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010 retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.

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The following schedule summarizes the Fund's capital loss carryforwards and expiration years:

Expiration Year	Short-Term	Long-Term	Total
2016	$84,516,876	N/A	$84,516,876
2017	$111,289,322	N/A	$111,289,322
2018	$8,649,440	N/A	$8,649,440

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2012, the Adviser voluntarily waived $2,857,337 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2012, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $50,793 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2012, distribution services fees for the Fund were as follows:

	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class C Shares	$1,608,828	$(2,400)

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2012, FSC retained $840,544 of fees paid by the Fund. For the six months ended April 30, 2012, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2012, FSC retained $543,670 in sales charges from the sale of Class A Shares. FSC also retained $61,003 of CDSC relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees.

For the six months ended April 30, 2012, Service Fees for the Fund were as follows:

Service Fees Incurred
Class A Shares	$1,466,059
Class C Shares	535,815
TOTAL	$2,001,874

For the six months ended April 30, 2012, FSSC received $7,776 of fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.05%, 1.80% and 0.80% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

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Interfund Transactions

During the year ended April 30, 2012, the Fund engaged in purchase transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase transactions complied with Rule 17a-7 under the Act and amounted to $386,022.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended April 30, 2012, the Adviser reimbursed $39,337. Transactions involving the affiliated holdings during the six months ended April 30, 2012, were as follows:

Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 10/31/2011	82,711,312
Purchases/Additions	624,678,139
Sales/Reductions	663,795,007
Balance of Shares Held 4/30/2012	43,594,444
Value	$43,594,444
Dividend Income	$70,465

6. EXPENSE Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended April 30, 2012, the Fund's expenses were reduced by $40,508 under these arrangements.

7. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2012, were as follows:

Purchases	$1,497,974,010
Sales	$251,207,608

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2012, there were no outstanding loans. During the six months ended April 30, 2012, the Fund did not utilize the LOC.

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9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2012, there were no outstanding loans. During the six months ended April 30, 2012, the program was not utilized.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-03 is not expected to have a material impact on the Fund's financial statements and the accompanying notes, net assets or results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-04 is not expected to have a material impact on the Fund's financial statements and the accompanying notes.

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (“loads”) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2011 to April 30, 2012.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (“loads”) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2011	Ending Account Value 4/30/2012	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,063.00	$5.39
Class C Shares	$1,000	$1,059.10	$9.22
Institutional Shares	$1,000	$1,066.30	$4.11
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.64	$5.27
Class C Shares	$1,000	$1,015.91	$9.02
Institutional Shares	$1,000	$1,020.89	$4.02
	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.05%
Class C Shares	1.80%
Institutional Shares	0.80%
Semi-Annual Shareholder Report
25

Evaluation and Approval of Advisory Contract – May 2011

Federated Strategic Value dividend fund (the “Fund”)

(formerly, Federated Strategic Value Fund)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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26

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report

27

mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the periods covered by the Evaluation, the Fund's performance for the five-year period was above the median of the relevant peer group, the Fund's performance for the three-year period was at the median of the relevant peer group and the Fund's performance fell below the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be Semi-Annual Shareholder Report

28

competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are Semi-Annual Shareholder Report

29

reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report
30

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Semi-Annual Shareholder Report
31

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report
32

Federated Strategic Value Dividend Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

CUSIP 314172586
CUSIP 314172578
CUSIP 314172560

32939 (6/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Semi-Annual Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Funds

By /S/ Richard A. Novak

Richard A. Novak,

Principal Financial Officer

Date June 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue,

Principal Executive Officer

Date June 19, 2012

By /S/ Richard A. Novak

Richard A. Novak,

Principal Financial Officer

Date June 19, 2012